UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2024

Item 1. Reports to Stockholders.

(a)

Catalyst Buffered Shield Fund

Class A (SHIEX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.56%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$20,065,330
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers)$41,713
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.3%
Money Market Funds	0.8%
Purchased Options	12.9%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Money Market Funds	0.8%
Equity Option	8.5%
Fixed Income	88.5%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	31.6%
PGIM Ultra Short Bond ETF	29.4%
iShares 1-5 Year Investment Grade Corporate Bond	27.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Buffered Shield Fund - Class A (SHIEX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SHIEX

Catalyst Buffered Shield Fund

Class C (SHINX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	2.31%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$20,065,330
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers)$41,713
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.3%
Money Market Funds	0.8%
Purchased Options	12.9%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Money Market Funds	0.8%
Equity Option	8.5%
Fixed Income	88.5%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	31.6%
PGIM Ultra Short Bond ETF	29.4%
iShares 1-5 Year Investment Grade Corporate Bond	27.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Buffered Shield Fund - Class C (SHINX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SHINX

Catalyst Buffered Shield Fund

Class I (SHIIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	1.31%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$20,065,330
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers)$41,713
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.3%
Money Market Funds	0.8%
Purchased Options	12.9%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Money Market Funds	0.8%
Equity Option	8.5%
Fixed Income	88.5%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	31.6%
PGIM Ultra Short Bond ETF	29.4%
iShares 1-5 Year Investment Grade Corporate Bond	27.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Buffered Shield Fund - Class I (SHIIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-SHIIX

Catalyst Nasdaq-100 Hedged Equity Fund

Class A (CLPAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	1.77%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$17,465,334
Number of Portfolio Holdings	107
Advisory Fee (net of waivers)	$46,608
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.0%
Exchange-Traded Funds	19.4%
Money Market Funds	9.4%
Purchased Options	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 36.9%
Equity 19.5%
Communications 13.0%
Consumer Discretionary 10.0%
Collateral for Securities Loaned 6.9%
Consumer Staples 3.9%
Health Care 3.6%
Money Market Funds 2.5%
Industrials 1.8%
Materials 0.9%
Utilities 0.9%
Energy 0.3%
Future Option 0.2%
Liabilities in Excess of Other Assets -0.4%

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Future Option	0.2%
Energy	0.3%
Utilities	0.9%
Materials	0.9%
Industrials	1.8%
Money Market Funds	2.5%
Health Care	3.6%
Consumer Staples	3.9%
Collateral for Securities Loaned	6.9%
Consumer Discretionary	10.0%
Communications	13.0%
Equity	19.5%
Technology	36.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	19.5%
Apple, Inc.	6.6%
NVIDIA Corporation	5.7%
Microsoft Corporation	5.4%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. - Class A	3.5%
Tesla, Inc.	3.5%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.9%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Nasdaq-100 Hedged Equity Fund - Class A (CLPAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CLPAX

Catalyst Nasdaq-100 Hedged Equity Fund

Class C (CLPCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	2.52%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$17,465,334
Number of Portfolio Holdings	107
Advisory Fee (net of waivers)	$46,608
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.0%
Exchange-Traded Funds	19.4%
Money Market Funds	9.4%
Purchased Options	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Future Option	0.2%
Energy	0.3%
Utilities	0.9%
Materials	0.9%
Industrials	1.8%
Money Market Funds	2.5%
Health Care	3.6%
Consumer Staples	3.9%
Collateral for Securities Loaned	6.9%
Consumer Discretionary	10.0%
Communications	13.0%
Equity	19.5%
Technology	36.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	19.5%
Apple, Inc.	6.6%
NVIDIA Corporation	5.7%
Microsoft Corporation	5.4%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. - Class A	3.5%
Tesla, Inc.	3.5%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.9%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Nasdaq-100 Hedged Equity Fund - Class C (CLPCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CLPCX

Catalyst Nasdaq-100 Hedged Equity Fund

Class I (CLPFX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	1.52%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$17,465,334
Number of Portfolio Holdings	107
Advisory Fee (net of waivers)	$46,608
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.0%
Exchange-Traded Funds	19.4%
Money Market Funds	9.4%
Purchased Options	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Future Option	0.2%
Energy	0.3%
Utilities	0.9%
Materials	0.9%
Industrials	1.8%
Money Market Funds	2.5%
Health Care	3.6%
Consumer Staples	3.9%
Collateral for Securities Loaned	6.9%
Consumer Discretionary	10.0%
Communications	13.0%
Equity	19.5%
Technology	36.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	19.5%
Apple, Inc.	6.6%
NVIDIA Corporation	5.7%
Microsoft Corporation	5.4%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. - Class A	3.5%
Tesla, Inc.	3.5%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.9%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Nasdaq-100 Hedged Equity Fund - Class I (CLPFX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CLPFX

Catalyst Systematic Alpha Fund

Class A (ATRAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	2.00%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$427,774,481
  Number of Portfolio Holdings29
  Advisory Fee $4,831,371
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	50.3%
Money Market Funds	4.0%
Open End Funds	7.3%
U.S. Government & Agencies	38.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
38.2%
Technology
20.1%
Consumer Staples
8.9%
Consumer Discretionary
7.9%
Fixed Income
7.3%
Communications
4.9%
Industrials
4.4%
Money Market Funds
4.0%
Health Care
3.8%
Financials
0.3%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	0.3%
Health Care	3.8%
Money Market Funds	4.0%
Industrials	4.4%
Communications	4.9%
Fixed Income	7.3%
Consumer Discretionary	7.9%
Consumer Staples	8.9%
Technology	20.1%
U.S. Treasury Obligations	38.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.044%, 07/10/25	19.3%
Catalyst International Income Opportunities Fund	7.3%
Intel Corporation, 4.875%, 02/10/26	4.9%
VeriSign, Inc., 5.250%, 04/01/25	4.9%
United States Treasury Bill, 4.064%, 05/15/25	4.8%
Kraft Heinz Foods Company, 3.000%, 06/01/26	4.5%
RTX Corporation, 3.950%, 08/16/25	4.4%
Constellation Brands, Inc., 5.000%, 02/02/26	4.4%
Oracle Corporation, 2.950%, 05/15/25	4.4%
International Business Machines Corporation, 3.300%, 05/15/26	4.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Systematic Alpha Fund - Class A (ATRAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-ATRAX

Catalyst Systematic Alpha Fund

Class C (ATRCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	2.75%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$427,774,481
  Number of Portfolio Holdings29
  Advisory Fee $4,831,371
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	50.3%
Money Market Funds	4.0%
Open End Funds	7.3%
U.S. Government & Agencies	38.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	0.3%
Health Care	3.8%
Money Market Funds	4.0%
Industrials	4.4%
Communications	4.9%
Fixed Income	7.3%
Consumer Discretionary	7.9%
Consumer Staples	8.9%
Technology	20.1%
U.S. Treasury Obligations	38.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.044%, 07/10/25	19.3%
Catalyst International Income Opportunities Fund	7.3%
Intel Corporation, 4.875%, 02/10/26	4.9%
VeriSign, Inc., 5.250%, 04/01/25	4.9%
United States Treasury Bill, 4.064%, 05/15/25	4.8%
Kraft Heinz Foods Company, 3.000%, 06/01/26	4.5%
RTX Corporation, 3.950%, 08/16/25	4.4%
Constellation Brands, Inc., 5.000%, 02/02/26	4.4%
Oracle Corporation, 2.950%, 05/15/25	4.4%
International Business Machines Corporation, 3.300%, 05/15/26	4.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Systematic Alpha Fund - Class C (ATRCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-ATRCX

Catalyst Systematic Alpha Fund

Class I (ATRFX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	1.75%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$427,774,481
  Number of Portfolio Holdings29
  Advisory Fee $4,831,371
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	50.3%
Money Market Funds	4.0%
Open End Funds	7.3%
U.S. Government & Agencies	38.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	0.3%
Health Care	3.8%
Money Market Funds	4.0%
Industrials	4.4%
Communications	4.9%
Fixed Income	7.3%
Consumer Discretionary	7.9%
Consumer Staples	8.9%
Technology	20.1%
U.S. Treasury Obligations	38.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.044%, 07/10/25	19.3%
Catalyst International Income Opportunities Fund	7.3%
Intel Corporation, 4.875%, 02/10/26	4.9%
VeriSign, Inc., 5.250%, 04/01/25	4.9%
United States Treasury Bill, 4.064%, 05/15/25	4.8%
Kraft Heinz Foods Company, 3.000%, 06/01/26	4.5%
RTX Corporation, 3.950%, 08/16/25	4.4%
Constellation Brands, Inc., 5.000%, 02/02/26	4.4%
Oracle Corporation, 2.950%, 05/15/25	4.4%
International Business Machines Corporation, 3.300%, 05/15/26	4.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Systematic Alpha Fund - Class I (ATRFX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-ATRFX

Catalyst/Aspect Enhanced Multi-Asset Fund

Class A (CASAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	2.24%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$19,849,670
  Number of Portfolio Holdings194
  Advisory Fee (net of waivers)$129,452
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	56.8%
Money Market Funds	43.2%

What did the Fund invest in?

Asset Weighting (% of net assets)

Fixed Income
40.6%
Money Market Funds
30.9%
Other Assets in Excess of Liabilities
28.5%

Value	Value
Other Assets in Excess of Liabilities	28.5%
Money Market Funds	30.9%
Fixed Income	40.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	40.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Aspect Enhanced Multi-Asset Fund - Class A (CASAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CASAX

Catalyst/Aspect Enhanced Multi-Asset Fund

Class C (CASCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	2.99%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$19,849,670
  Number of Portfolio Holdings194
  Advisory Fee (net of waivers)$129,452
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	56.8%
Money Market Funds	43.2%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	28.5%
Money Market Funds	30.9%
Fixed Income	40.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	40.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Aspect Enhanced Multi-Asset Fund - Class C (CASCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CASCX

Catalyst/Aspect Enhanced Multi-Asset Fund

Class I (CASIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	1.99%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$19,849,670
  Number of Portfolio Holdings194
  Advisory Fee (net of waivers)$129,452
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	56.8%
Money Market Funds	43.2%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	28.5%
Money Market Funds	30.9%
Fixed Income	40.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	40.6%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Aspect Enhanced Multi-Asset Fund - Class I (CASIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CASIX

Catalyst/Millburn Dynamic Commodity Strategy Fund

Class A (DCXAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Millburn Dynamic Commodity Strategy Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	2.24%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$8,449,685
  Number of Portfolio Holdings229
  Advisory Fee (net of waivers)$0
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	51.1%
Money Market Funds	15.0%
U.S. Government & Agencies	33.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
30.6%
Money Market Funds
13.5%
Materials
11.5%
Industrials
10.1%
Utilities
7.6%
Financials
6.0%
Real Estate
4.1%
Consumer Staples
2.4%
Energy
2.3%
Health Care
1.1%
Consumer Discretionary
0.7%
Technology
0.3%
Other Assets in Excess of Liabilities
9.8%

Value	Value
Other Assets in Excess of Liabilities	9.8%
Technology	0.3%
Consumer Discretionary	0.7%
Health Care	1.1%
Energy	2.3%
Consumer Staples	2.4%
Real Estate	4.1%
Financials	6.0%
Utilities	7.6%
Industrials	10.1%
Materials	11.5%
Money Market Funds	13.5%
U.S. Treasury Obligations	30.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 1.500%, 02/15/25	10.3%
United States Treasury Note, 2.125%, 05/15/25	10.2%
United States Treasury Note, 2.000%, 08/15/25	10.2%
CME Group, Inc.	1.8%
Gladstone Land Corporation	1.8%
Intercontinental Exchange, Inc.	1.7%
Farmland Partners, Inc.	1.6%
Cboe Global Markets, Inc.	1.4%
Linde PLC	1.0%
Prysmian SpA	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Millburn Dynamic Commodity Strategy Fund - Class A (DCXAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-DCXAX

Catalyst/Millburn Dynamic Commodity Strategy Fund

Class C (DCXCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Millburn Dynamic Commodity Strategy Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	2.99%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$8,449,685
  Number of Portfolio Holdings229
  Advisory Fee (net of waivers)$0
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	51.1%
Money Market Funds	15.0%
U.S. Government & Agencies	33.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.8%
Technology	0.3%
Consumer Discretionary	0.7%
Health Care	1.1%
Energy	2.3%
Consumer Staples	2.4%
Real Estate	4.1%
Financials	6.0%
Utilities	7.6%
Industrials	10.1%
Materials	11.5%
Money Market Funds	13.5%
U.S. Treasury Obligations	30.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 1.500%, 02/15/25	10.3%
United States Treasury Note, 2.125%, 05/15/25	10.2%
United States Treasury Note, 2.000%, 08/15/25	10.2%
CME Group, Inc.	1.8%
Gladstone Land Corporation	1.8%
Intercontinental Exchange, Inc.	1.7%
Farmland Partners, Inc.	1.6%
Cboe Global Markets, Inc.	1.4%
Linde PLC	1.0%
Prysmian SpA	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Millburn Dynamic Commodity Strategy Fund - Class C (DCXCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-DCXCX

Catalyst/Millburn Dynamic Commodity Strategy Fund

Class I (DCXIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Millburn Dynamic Commodity Strategy Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	1.99%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$8,449,685
  Number of Portfolio Holdings229
  Advisory Fee (net of waivers)$0
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	51.1%
Money Market Funds	15.0%
U.S. Government & Agencies	33.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.8%
Technology	0.3%
Consumer Discretionary	0.7%
Health Care	1.1%
Energy	2.3%
Consumer Staples	2.4%
Real Estate	4.1%
Financials	6.0%
Utilities	7.6%
Industrials	10.1%
Materials	11.5%
Money Market Funds	13.5%
U.S. Treasury Obligations	30.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 1.500%, 02/15/25	10.3%
United States Treasury Note, 2.125%, 05/15/25	10.2%
United States Treasury Note, 2.000%, 08/15/25	10.2%
CME Group, Inc.	1.8%
Gladstone Land Corporation	1.8%
Intercontinental Exchange, Inc.	1.7%
Farmland Partners, Inc.	1.6%
Cboe Global Markets, Inc.	1.4%
Linde PLC	1.0%
Prysmian SpA	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Millburn Dynamic Commodity Strategy Fund - Class I (DCXIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-DCXIX

Catalyst/Millburn Hedge Strategy Fund

Class C1 (MBXFX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$145	2.90%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$8,050,532,513
  Number of Portfolio Holdings257
  Advisory Fee $67,996,700
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.4%
Money Market Funds	8.8%
U.S. Government & Agencies	39.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Equity
49.6%
U.S. Treasury Obligations
38.3%
Money Market Funds
8.5%
Other Assets in Excess of Liabilities
3.6%

Value	Value
Other Assets in Excess of Liabilities	3.6%
Money Market Funds	8.5%
U.S. Treasury Obligations	38.3%
Equity	49.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.000%, 02/15/25	15.7%
United States Treasury Note, 2.125%, 05/15/25	14.2%
United States Treasury Note, 2.000%, 08/15/25	8.5%
iShares Russell 1000 ETF	6.4%
iShares Core S&P Mid-Cap ETF	6.3%
iShares Russell 2000 ETF	4.3%
iShares MSCI USA Min Vol Factor ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.9%
SPDR S&P 500 ETF Trust	3.7%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Millburn Hedge Strategy Fund - Class C1 (MBXFX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-MBXFX

Catalyst/Millburn Hedge Strategy Fund

Class A (MBXAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	2.16%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$8,050,532,513
  Number of Portfolio Holdings257
  Advisory Fee $67,996,700
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.4%
Money Market Funds	8.8%
U.S. Government & Agencies	39.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.6%
Money Market Funds	8.5%
U.S. Treasury Obligations	38.3%
Equity	49.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.000%, 02/15/25	15.7%
United States Treasury Note, 2.125%, 05/15/25	14.2%
United States Treasury Note, 2.000%, 08/15/25	8.5%
iShares Russell 1000 ETF	6.4%
iShares Core S&P Mid-Cap ETF	6.3%
iShares Russell 2000 ETF	4.3%
iShares MSCI USA Min Vol Factor ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.9%
SPDR S&P 500 ETF Trust	3.7%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Millburn Hedge Strategy Fund - Class A (MBXAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-MBXAX

Catalyst/Millburn Hedge Strategy Fund

Class C (MBXCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	2.91%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$8,050,532,513
  Number of Portfolio Holdings257
  Advisory Fee $67,996,700
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.4%
Money Market Funds	8.8%
U.S. Government & Agencies	39.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.6%
Money Market Funds	8.5%
U.S. Treasury Obligations	38.3%
Equity	49.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.000%, 02/15/25	15.7%
United States Treasury Note, 2.125%, 05/15/25	14.2%
United States Treasury Note, 2.000%, 08/15/25	8.5%
iShares Russell 1000 ETF	6.4%
iShares Core S&P Mid-Cap ETF	6.3%
iShares Russell 2000 ETF	4.3%
iShares MSCI USA Min Vol Factor ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.9%
SPDR S&P 500 ETF Trust	3.7%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Millburn Hedge Strategy Fund - Class C (MBXCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-MBXCX

Catalyst/Millburn Hedge Strategy Fund

Class I (MBXIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	1.90%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$8,050,532,513
  Number of Portfolio Holdings257
  Advisory Fee $67,996,700
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.4%
Money Market Funds	8.8%
U.S. Government & Agencies	39.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.6%
Money Market Funds	8.5%
U.S. Treasury Obligations	38.3%
Equity	49.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.000%, 02/15/25	15.7%
United States Treasury Note, 2.125%, 05/15/25	14.2%
United States Treasury Note, 2.000%, 08/15/25	8.5%
iShares Russell 1000 ETF	6.4%
iShares Core S&P Mid-Cap ETF	6.3%
iShares Russell 2000 ETF	4.3%
iShares MSCI USA Min Vol Factor ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.9%
SPDR S&P 500 ETF Trust	3.7%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Millburn Hedge Strategy Fund - Class I (MBXIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-MBXIX

Catalyst/Warrington Strategic Program Fund

Class A (CWXAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	2.24%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$91,032,579
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$802,883
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	99.9%
Purchased Options	0.3%

What did the Fund invest in?

Asset Weighting (% of net assets)

Money Market Funds
82.0%
Other Assets in Excess of Liabilities
18.0%

Value	Value
Other Assets in Excess of Liabilities	18.0%
Money Market Funds	82.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Warrington Strategic Program Fund - Class A (CWXAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CWXAX

Catalyst/Warrington Strategic Program Fund

Class C (CWXCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	3.00%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$91,032,579
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$802,883
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	99.9%
Purchased Options	0.3%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.0%
Money Market Funds	82.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Warrington Strategic Program Fund - Class C (CWXCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CWXCX

Catalyst/Warrington Strategic Program Fund

Class I (CWXIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	1.99%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$91,032,579
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$802,883
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	99.9%
Purchased Options	0.3%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.0%
Money Market Funds	82.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Warrington Strategic Program Fund - Class I (CWXIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CWXIX

Catalyst/Welton Advantage Multi-Strategy Fund

Class A (CWEAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	2.24%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$35,978,996
  Number of Portfolio Holdings235
  Advisory Fee (net of waivers)$258,717
  Portfolio Turnover1,917%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.9%
Money Market Funds	11.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
25.3%
Financials
10.1%
Money Market Funds
9.4%
Industrials
8.1%
Communications
7.5%
Consumer Discretionary
5.7%
Utilities
5.7%
Real Estate
3.5%
Energy
3.2%
Consumer Staples
2.4%
Health Care
2.2%
Materials
1.6%
Other Assets in Excess of Liabilities
15.3%

Value	Value
Other Assets in Excess of Liabilities	15.3%
Materials	1.6%
Health Care	2.2%
Consumer Staples	2.4%
Energy	3.2%
Real Estate	3.5%
Utilities	5.7%
Consumer Discretionary	5.7%
Communications	7.5%
Industrials	8.1%
Money Market Funds	9.4%
Financials	10.1%
Technology	25.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.8%
Apple, Inc.	3.8%
Mastercard, Inc.	2.1%
Alphabet, Inc.	2.1%
Visa, Inc.	1.9%
Meta Platforms, Inc.	1.8%
Walt Disney Company (The)	1.3%
Coca-Cola Company (The)	1.1%
Bank of America Corporation	1.1%
S&P Global, Inc.	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Welton Advantage Multi-Strategy Fund - Class A (CWEAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CWEAX

Catalyst/Welton Advantage Multi-Strategy Fund

Class C (CWECX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	2.99%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$35,978,996
  Number of Portfolio Holdings235
  Advisory Fee (net of waivers)$258,717
  Portfolio Turnover1,917%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.9%
Money Market Funds	11.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.3%
Materials	1.6%
Health Care	2.2%
Consumer Staples	2.4%
Energy	3.2%
Real Estate	3.5%
Utilities	5.7%
Consumer Discretionary	5.7%
Communications	7.5%
Industrials	8.1%
Money Market Funds	9.4%
Financials	10.1%
Technology	25.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.8%
Apple, Inc.	3.8%
Mastercard, Inc.	2.1%
Alphabet, Inc.	2.1%
Visa, Inc.	1.9%
Meta Platforms, Inc.	1.8%
Walt Disney Company (The)	1.3%
Coca-Cola Company (The)	1.1%
Bank of America Corporation	1.1%
S&P Global, Inc.	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Welton Advantage Multi-Strategy Fund - Class C (CWECX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CWECX

Catalyst/Welton Advantage Multi-Strategy Fund

Class I (CWEIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	1.99%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$35,978,996
  Number of Portfolio Holdings235
  Advisory Fee (net of waivers)$258,717
  Portfolio Turnover1,917%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.9%
Money Market Funds	11.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.3%
Materials	1.6%
Health Care	2.2%
Consumer Staples	2.4%
Energy	3.2%
Real Estate	3.5%
Utilities	5.7%
Consumer Discretionary	5.7%
Communications	7.5%
Industrials	8.1%
Money Market Funds	9.4%
Financials	10.1%
Technology	25.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.8%
Apple, Inc.	3.8%
Mastercard, Inc.	2.1%
Alphabet, Inc.	2.1%
Visa, Inc.	1.9%
Meta Platforms, Inc.	1.8%
Walt Disney Company (The)	1.3%
Coca-Cola Company (The)	1.1%
Bank of America Corporation	1.1%
S&P Global, Inc.	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Welton Advantage Multi-Strategy Fund - Class I (CWEIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-CWEIX

(b)       Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)         The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

SEMI-ANNUAL FINANCIAL STATEMENTS

AND

ADDITIONAL INFORMATION

Catalyst/Millburn Dynamic Commodity Strategy Fund

(DCXAX, DCXCX, DCXIX)

Catalyst/Warrington Strategic Program Fund

(CWXAX, CWXCX, CWXIX)

Catalyst Systematic Alpha Fund

(ATRAX, ATRCX, ATRFX)

Catalyst/Welton Advantage Multi-Strategy Fund

(CWEAX, CWECX, CWEIX)

Catalyst/Aspect Enhanced Multi-Asset Fund

(CASAX, CASCX, CASIX)

Catalyst Nasdaq-100 Hedged Equity Fund

(CLPAX, CLPCX, CLPFX)

Catalyst/Millburn Hedge Strategy Fund

(MBXAX, MBXCX, MBXIX)

Catalyst Buffered Shield Fund

(SHIEX, SHINX, SHIIX)

December 31, 2024

Mutual Fund Series Trust

CATALYST FUNDS

SEMI-ANNUAL FINANCIAL STATEMENTS

AND ADDITIONAL INFORMATION

TABLE OF CONTENTS

Schedules of Investments	Page 1
Statements of Assets and Liabilities	Page 47
Statements of Operations	Page 49
Statements of Changes in Net Assets	Page 51
Financial Highlights	Page 55
Notes to Financial Statements	Page 71
Additional Information	Page 96

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 46.1%
	AEROSPACE & DEFENSE - 0.2%
210	Hexcel Corporation	$13,167

	ASSET MANAGEMENT - 0.1%
424	HA Sustainable Infrastructure Capital, Inc.	11,376

	AUTOMOTIVE - 0.7%
3,313	Sumitomo Electric Industries Ltd.	60,080

	BEVERAGES - 0.1%
1,623	Treasury Wine Estates Ltd.	11,381

	BIOTECH & PHARMA - 0.4%
470	Bayer A.G.	9,404
632	Elanco Animal Health, Inc.(a)	7,654
92	Zoetis, Inc.	14,989
		32,047
	CHEMICALS - 4.0%
199	Air Products and Chemicals, Inc.	57,717
71	Balchem Corporation	11,573
133	CF Industries Holdings, Inc.	11,348
197	Corteva, Inc.	11,221
194	Ecolab, Inc.	45,458
162	FMC Corporation	7,875
5,631	Ganfeng Lithium Group Company Ltd.	14,573
5,470	Incitec Pivot Ltd.	9,920
901	K+S A.G.	9,763
207	Linde PLC	86,664
266	Mosaic Company (The)	6,538
197	Nutrien Ltd.	8,813
5,867	Tianqi Lithium Corporation	18,168
2,135	Toray Industries, Inc.	13,589
1,857	Tronox Holdings PLC, Class A	18,700
363	Yara International ASA	9,591
		341,511

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 46.1% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.9%
350	ABM Industries, Inc.	$17,913
197	Casella Waste Systems, Inc.(a)	20,845
79	Clean Harbors, Inc.(a)	18,181
474	GFL Environmental, Inc.	21,127
664	PureCycle Technologies, Inc.(a)	6,806
1,092	Radius Recycling, Inc.	16,620
152	Republic Services, Inc.	30,580
141	Waste Management, Inc.	28,452
		160,524
	CONSTRUCTION MATERIALS - 0.2%
61	Advanced Drainage Systems, Inc.	7,052
63	Owens Corning	10,730
		17,782
	CONTAINERS & PACKAGING - 1.1%
1,652	Billerud Aktiebolag	15,140
354	International Paper Company	19,052
1,079	Mondi PLC	16,102
39,571	Nine Dragons Paper Holdings Ltd.(a)	16,049
6,473	Oji Holdings Corporation	24,852
		91,195
	DIVERSIFIED INDUSTRIALS - 0.3%
92	General Electric Company	15,344
109	Pentair PLC	10,970
		26,314
	ELEC & GAS MARKETING & TRADING - 0.1%
183	Orsted A/S(a)	8,241

	ELECTRIC UTILITIES - 6.3%
245	Alliant Energy Corporation	14,489
2,359	Altus Power, Inc.(a)	9,601
85	BKW A.G.	14,070
463	Boralex, Inc.	9,246
44,212	China Datang Corp Renewable Power Company Ltd.	11,840
11,171	China Longyuan Power Group Corp Ltd.	9,263

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 46.1% (Continued)
	ELECTRIC UTILITIES - 6.3% (Continued)
588	Dominion Energy, Inc.	$31,670
143	Duke Energy Corporation	15,407
2,958	EDP - Energias de Portugal S.A.	9,472
785	EDP Renovaveis S.A.	8,165
2,277	Endesa S.A.	48,992
1,749	Enel SpA	12,477
804	Engie S.A.	12,752
223	Entergy Corporation	16,908
474	ERG SpA	9,649
2,027	Fortum OYJ	28,380
927	Iberdrola S.A.	12,772
1,399	Innergex Renewable Energy, Inc.	7,833
2,442	Kyushu Electric Power Company, Inc.	21,929
995	Neoen S.A.	40,942
168	NextEra Energy, Inc.	12,044
699	Northland Power, Inc.	8,703
1,738	PG&E Corporation	35,073
367	Public Service Enterprise Group, Inc.	31,008
2,514	RENOVA, Inc.(a)	12,350
298	RWE A.G.	8,900
1,606	Solaria Energia y Medio Ambiente S.A.(a)	13,002
517	SSE PLC	10,382
764	TXNM Energy, Inc.	37,566
1,124	West Holdings Corporation	12,951
		527,836
	ELECTRICAL EQUIPMENT - 4.0%
151	A O Smith Corporation	10,300
53	Badger Meter, Inc.	11,242
884	Bloom Energy Corporation, Class A(a)	19,634
240	BWX Technologies, Inc.	26,734
942	Furukawa Electric Company Ltd.	40,021
89	Itron, Inc.(a)	9,664
526	Nexans S.A.	56,778
792	NKT A/S(a)	56,601

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 46.1% (Continued)
	ELECTRICAL EQUIPMENT - 4.0% (Continued)
1,331	Prysmian SpA	$85,019
165	Siemens Energy A.G.(a)	8,612
49	Watts Water Technologies, Inc., Class A	9,962
		334,567
	ENGINEERING & CONSTRUCTION - 0.9%
79	Acciona S.A.	8,896
113	Arcosa, Inc.	10,932
517	Montrose Environmental Group, Inc.(a)	9,590
170	Stantec, Inc.	13,336
841	Tetra Tech, Inc.	33,505
		76,259
	FOOD - 2.0%
217	Bakkafrost P/F	12,085
1,168	Beyond Meat, Inc.(a)	4,392
5,004	China Mengniu Dairy Company Ltd.	11,314
639	Darling Ingredients, Inc.(a)	21,527
2,586	Leroy Seafood Group ASA	11,167
762	Maruha Nichiro Corporation	14,707
683	Mowi ASA	11,684
632	NH Foods Ltd.	20,460
2,733	Nissui Corporation	15,622
409	Pilgrim’s Pride Corporation(a)	18,565
219	Salmar ASA	10,397
326	Tyson Foods, Inc., Class A	18,725
		170,645
	FORESTRY, PAPER & WOOD PRODUCTS - 1.9%
1,164	Canfor Corporation(a)	12,290
469	Holmen A.B.	17,219
1,870	Mercer International, Inc.	12,155
3,028	Nippon Paper Industries Company Ltd.	16,761
415	Stella-Jones, Inc.	20,550
1,472	Stora Enso OYJ	14,819
1,257	Svenska Cellulosa A.B. SCA	15,957
178	Sylvamo Corporation	14,066

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 46.1% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 1.9% (Continued)
710	UPM-Kymmene OYJ	$19,535
207	West Fraser Timber Company Ltd.	17,933
		161,285
	GAS & WATER UTILITIES - 1.2%
190	American States Water Company	14,767
132	American Water Works Company, Inc.	16,433
415	Aris Water Solutions, Inc., Class A	9,939
297	California Water Service Group	13,463
27,789	China Suntien Green Energy Corp Ltd., H Shares	13,167
397	Essential Utilities, Inc.	14,419
171	Middlesex Water Company	9,000
256	SJW Group	12,600
		103,788
	INDUSTRIAL INTERMEDIATE PROD - 0.5%
260	Gibraltar Industries, Inc.(a)	15,314
127	Mueller Industries, Inc.	10,079
481	SKF A.B., B Shares	9,025
32	Valmont Industries, Inc.	9,813
		44,231
	INSTITUTIONAL FINANCIAL SERVICES - 5.9%
627	Cboe Global Markets, Inc.	122,516
663	CME Group, Inc.	153,967
2,089	Hong Kong Exchanges & Clearing Ltd.	79,293
959	Intercontinental Exchange, Inc.	142,901
		498,677
	MACHINERY - 2.3%
93	AGCO Corporation	8,694
31	Bucher Industries A.G.	11,137
429	CECO Environmental Corporation(a)	12,969
25	Deere & Company	10,593
322	Donaldson Company, Inc.	21,686
1,341	Energy Recovery, Inc.(a)	19,712
94	Franklin Electric Company, Inc.	9,160
226	Gorman-Rupp Company (The)	8,570

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 46.1% (Continued)
	MACHINERY - 2.3% (Continued)
52	IDEX Corporation	$10,883
809	Kubota Corporation	9,455
75	Lindsay Corporation	8,873
395	Mueller Water Products, Inc.	8,888
189	Tennant Company	15,409
245	Toro Company (The)	19,625
92	Xylem, Inc.	10,674
265	Zurn Elkay Water Solutions Corporation	9,885
		196,213
	MEDICAL EQUIPMENT & DEVICES - 0.7%
75	Danaher Corporation	17,216
634	Neogen Corporation(a)	7,697
138	STERIS PLC	28,368
31	Waters Corp.(a)	11,500
		64,781
	METALS & MINING - 2.7%
8,167	Boss Energy Ltd.(a)	12,283
333	Cameco Corporation	17,119
885	Cleveland-Cliffs, Inc.(a)	8,319
2,137	Energy Fuels, Inc.(a)	10,985
338	Eramet S.A.	18,961
5,727	Iluka Resources Ltd.	17,900
33,068	Liontown Resources Ltd.(a)	10,745
5,285	Lynas Rare Earths Ltd.(a)	21,032
925	MP Materials Corporation(a)	14,430
2,131	NexGen Energy Ltd.(a)	14,052
1,108	Piedmont Lithium, Inc.(a)	9,684
11,710	Pilbara Minerals Ltd.(a)	15,872
1,142	SunCoke Energy, Inc.	12,219
1,908	Uranium Energy Corporation(a)	12,765
204	Warrior Met Coal, Inc.	11,065
3,345	Yellow Cake PLC(a)	20,931
		228,362

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 46.1% (Continued)
	RENEWABLE ENERGY - 2.3%
1,222	Array Technologies, Inc.(a)	$7,381
1,874	Cadeler A/S(a),(b)	10,486
718	Canadian Solar, Inc.(a)	7,984
127	Enphase Energy, Inc.(a)	8,722
67	First Solar, Inc.(a)	11,808
1,846	FuelCell Energy, Inc.(a)	16,688
101,840	NEL ASA(a)	24,188
761	Nordex S.E.(a)	8,885
9,748	Plug Power, Inc.(a)	20,763
1,720	Shoals Technologies Group, Inc., Class A(a)	9,512
724	SMA Solar Technology A.G.	10,170
471	SolarEdge Technologies, Inc.(a)	6,406
1,390	Sunnova Energy International, Inc.(a)	4,768
722	Sunrun, Inc.(a)	6,679
574	Vestas Wind Systems A/S(a)	7,820
9,589	Xinjiang Goldwind Science & Technology Company Ltd.	8,075
12,368	Xinte Energy Company Ltd., H Shares(a)	11,927
23,855	Xinyi Solar Holdings Ltd.	9,644
		191,906
	SOFTWARE - 0.2%
31	Roper Technologies, Inc.	16,116

	SPECIALTY REIT - 3.5%
11,687	Farmland Partners, Inc.	137,439
13,685	Gladstone Land Corporation	148,482
		285,921
	STEEL - 1.6%
270	ATI, Inc.(a)	14,861
86	Carpenter Technology Corporation	14,595
262	Commercial Metals Company	12,995
782	Metallus, Inc.(a)	11,050
99	Nucor Corporation	11,554
67	Reliance, Inc.	18,040
484	Ryerson Holding Corporation	8,959

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares				Fair Value
		COMMON STOCKS — 46.1% (Continued)
		STEEL - 1.6% (Continued)
115		Steel Dynamics, Inc.		$13,118
361		United States Steel Corporation		12,270
415		Worthington Enterprises, Inc.		16,646
				134,088
		TECHNOLOGY HARDWARE - 0.1%
5,902		Flat Glass Group Company Ltd.		8,298

		TIMBER REIT - 0.6%
451		PotlatchDeltic Corporation		17,702
748		Rayonier, Inc.		19,523
711		Weyerhaeuser Company		20,015
				57,240
		WHOLESALE - CONSUMER STAPLES - 0.3%
235		Archer-Daniels-Midland Company		11,872
139		Bunge Global S.A.		10,809
				22,681

		TOTAL COMMON STOCKS (Cost $3,900,694)		3,896,512

Principal Amount ($)		Coupon Rate (%)	Maturity
		U.S. GOVERNMENT & AGENCIES — 30.6%
		U.S. TREASURY NOTES — 30.6%
870,000	United States Treasury Note	1.5000	02/15/25	866,979
870,000	United States Treasury Note	2.1250	05/15/25	863,261
870,000	United States Treasury Note	2.0000	08/15/25	857,974
		TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,586,198)		2,588,214

Shares
		SHORT-TERM INVESTMENTS — 13.5%
		MONEY MARKET FUNDS - 13.5%
1,140,441		First American Treasury Obligations Fund, Class X, 4.38% (Cost $1,140,441)(c)		1,140,441

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	TOTAL INVESTMENTS - 90.2% (Cost $7,627,333)	$7,625,167
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.8%	824,518
	NET ASSETS - 100.0%	$8,449,685

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
12	CBOT Corn Future(e)	03/17/2025	$275,100	$12,537
2	CBOT Soybean Future(e)	03/17/2025	101,050	2,512
1	CBOT Soybean Meal Future(e)	03/17/2025	31,690	1,880
2	CBOT Soybean Oil Future(e)	03/17/2025	48,432	(1,542)
3	CBOT Wheat Future(e)	03/17/2025	82,725	1,350
6	CME Lean Hogs Future(e)	02/17/2025	195,120	(9,030)
3	CME Live Cattle Future(e)	03/03/2025	229,920	6,040
4	COMEX Copper Future(e)	03/28/2025	402,650	(16,263)
5	COMEX Gold 100 Troy Ounces Future(e)	02/27/2025	1,320,500	(920)
3	COMEX Silver Future(e)	03/28/2025	438,629	(18,696)
7	ICE Brent Crude Oil Future(e)	02/03/2025	522,480	11,410
3	ICE Gas Oil Future(e)	02/13/2025	207,524	1,549
1	KCBT Hard Red Winter Wheat Future(e)	03/17/2025	27,963	950
2	LME Lead Future(e)	03/18/2025	97,407	(2,081)
1	LME Nickel Future(e)	03/18/2025	91,820	(1,373)
7	LME Primary Aluminum Future(e)	03/18/2025	447,120	(2,849)
8	LME Zinc Future(e)	03/18/2025	596,068	(21,746)
2	NYBOT CSC C Coffee Future(e)	03/20/2025	239,813	47,363
2	NYBOT CSC Cocoa Future(e)	03/17/2025	233,500	93,960
3	NYBOT CSC Number 11 World Sugar Future(e)	02/28/2025	64,714	(156)
1	NYBOT CTN Number 2 Cotton Future(e)	03/10/2025	34,200	(2,520)
10	NYMEX Henry Hub Natural Gas Futures(e)	03/28/2025	307,000	13,750
9	NYMEX Light Sweet Crude Oil Future(e)	01/22/2025	645,480	26,070
2	NYMEX NY Harbor ULSD Futures(e)	02/03/2025	194,578	5,343
3	NYMEX Platinum Future(e)	04/29/2025	136,575	(4,385)
2	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending Future(e)	02/03/2025	168,773	4,066
	TOTAL FUTURES CONTRACTS			$147,219

A/S	- Anonim Sirketi

Ltd.	- Limited Company

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is 10,486 or 0.1% of net assets.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	All or a portion of this investment is a holding of the CHCSF Fund Ltd.

 The accompanying notes are an integral part of these financial statements.

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 82.0%
	MONEY MARKET FUNDS - 82.0%
74,681,624	First American Treasury Obligations Fund, Class X, 4.38% (Cost $74,681,624)(a)					$74,681,624

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
700	S&P Emini Future, Maturing March 2025	ADM	01/08/2025	$5,525	$193,375,000	$26,250
200	S&P Emini Future, Maturing March 2025	FCS	01/08/2025	5,525	55,250,000	7,500
350	S&P Emini Future, Maturing March 2025	ADM	01/08/2025	5,725	100,187,500	62,125
100	S&P Emini Future, Maturing March 2025	FCS	01/08/2025	5,725	28,625,000	17,750
1,500	S&P Emini Future, Maturing March 2025	ADM	01/03/2025	4,800	360,000,000	3,750
500	S&P Emini Future, Maturing March 2025	FCS	01/03/2025	4,800	120,000,000	1,250
700	S&P Emini Future, Maturing March 2025	ADM	01/03/2025	5,600	196,000,000	8,750
200	S&P Emini Future, Maturing March 2025	FCS	01/03/2025	5,600	56,000,000	2,500
350	S&P Emini Future, Maturing March 2025	ADM	01/03/2025	5,800	101,500,000	31,500
100	S&P Emini Future, Maturing March 2025	FCS	01/03/2025	5,800	29,000,000	9,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $263,750)					170,375

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $263,750)					170,375

	TOTAL INVESTMENTS - 82.2% (Cost $74,945,374)					$74,851,999
	PUT OPTIONS WRITTEN – (0.1)% (Premiums received - $247,500)					(126,000)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 17.9%					16,306,580
	NET ASSETS - 100.0%					$91,032,579

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.1%
	PUT OPTIONS WRITTEN - 0.1%
1,400	S&P Emini Future, Maturing March 2025	ADM	01/08/2025	$5,100	$357,000,000	$31,500
400	S&P Emini Future, Maturing March 2025	FCS	01/08/2025	5,100	102,000,000	9,000
700	S&P Emini Future, Maturing March 2025	ADM	01/08/2025	5,625	196,875,000	45,500
200	S&P Emini Future, Maturing March 2025	FCS	01/08/2025	5,625	56,250,000	13,000
1,400	S&P Emini Future, Maturing March 2025	ADM	01/03/2025	5,300	371,000,000	10,500
400	S&P Emini Future, Maturing March 2025	FCS	01/03/2025	5,300	106,000,000	3,000
700	S&P Emini Future, Maturing March 2025	ADM	01/03/2025	5,700	199,500,000	10,500
200	S&P Emini Future, Maturing March 2025	FCS	01/03/2025	5,700	57,000,000	3,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $247,500)					126,000

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $247,500)					$126,000

ADM	ADM Investor Services, Inc.

FCS	StoneX Group, Inc.

(a)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(b)	Each contract is equivalent to one futures contract.

The accompanying notes are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares				Fair Value
	OPEN END FUNDS — 7.3%
	FIXED INCOME - 7.3%
265,046	Catalyst International Income Opportunities Fund(a)(g)			$31,363,130

	TOTAL OPEN END FUNDS (Cost $30,000,000)			31,363,130

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 0.1%
	ASSET MANAGEMENT — 0.0%(b)
225,000	New Mountain Finance Corporation	7.5000	10/15/25	226,567

	SPECIALTY FINANCE — 0.1%
225,000	Two Harbors Investment Corporation	6.2500	01/15/26	222,413

	TOTAL CONVERTIBLE BONDS (Cost $424,260)			448,980

	CORPORATE BONDS — 50.2%
	AEROSPACE & DEFENSE — 4.4%
19,090,000	RTX Corporation	3.9500	08/16/25	18,994,947

	BEVERAGES — 4.4%
19,000,000	Constellation Brands, Inc.	5.0000	02/02/26	18,980,122

	BIOTECH & PHARMA — 3.8%
10,000,000	AbbVie, Inc.	3.8000	03/15/25	9,983,009
6,500,000	Gilead Sciences, Inc.	3.6500	03/01/26	6,425,412
				16,408,421
	FOOD — 4.5%
19,500,000	Kraft Heinz Foods Company	3.0000	06/01/26	19,047,946

	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
800,000	Goldman Sachs Group, Inc. (The)	3.7500	05/22/25	797,234

 The accompanying notes are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 50.2% (Continued)
	INTERNET MEDIA & SERVICES — 4.9%
20,950,000	VeriSign, Inc.	5.2500	04/01/25	$20,948,999

	LEISURE FACILITIES & SERVICES — 3.7%
16,000,000	McDonald’s Corporation Series MTN	3.7000	01/30/26	15,885,408

	RETAIL - DISCRETIONARY — 4.1%
17,700,000	Lowe’s Companies, Inc.	4.4000	09/08/25	17,679,934

	SEMICONDUCTORS — 4.9%
21,000,000	Intel Corporation	4.8750	02/10/26	21,014,944

	SOFTWARE — 8.4%
16,690,000	Microsoft Corporation	2.7000	02/12/25	16,656,180
19,030,000	Oracle Corporation	2.9500	05/15/25	18,900,407
				35,556,587
	TECHNOLOGY HARDWARE — 2.5%
10,756,000	Apple, Inc.	2.5000	02/09/25	10,732,904

	TECHNOLOGY SERVICES — 4.4%
19,000,000	International Business Machines Corporation	3.3000	05/15/26	18,669,987

	TOTAL CORPORATE BONDS (Cost $214,081,808)			214,717,433
		Discount Rate (%)
	U.S. GOVERNMENT & AGENCIES — 38.2%
	U.S. TREASURY BILLS — 38.2%
11,000,000	United States Treasury Bill(c)(f)	4.0019	02/20/25	10,937,637
16,000,000	United States Treasury Bill(c)(d)(f)	4.0656	03/20/25	15,857,251
10,000,000	United States Treasury Bill(c)(d)(f)	4.0689	04/17/25	9,879,062
21,000,000	United States Treasury Bill(c)(d)(f)	4.0638	05/15/25	20,679,975
84,380,000	United States Treasury Bill(c)(f)	4.0439	07/10/25	82,569,627
15,000,000	United States Treasury Bill(c)(d)(f)	4.0444	08/07/25	14,630,949
9,000,000	United States Treasury Bill(c)(d)(f)	3.9838	10/02/25	8,726,116
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $162,995,895)			163,280,617

 The accompanying notes are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.0%
	MONEY MARKET FUNDS - 4.0%
17,104,947	First American Treasury Obligations Fund, Class X, 4.38%(d)(e)	17,104,947

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,104,947)	17,104,947

	TOTAL INVESTMENTS - 99.8% (Cost $424,606,910)	$426,915,107
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	859,374
	NET ASSETS - 100.0%	$427,774,481

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Zero coupon bond.

(d)	All or a portion of this investment is a holding of the CSACS Fund Limited.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(f)	This security is segregated as Collateral for a Swap Contract.

(g)	Affiliated issuer.

The accompanying notes are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

TOTAL RETURN SWAP - (1.8) %

The BNP Paribas Catalyst Systematic Alpha Non-Commodities Index (“BCKTSAXE”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, and currency markets. The BCKTSAXE Index is comprised of four rules-based Index components created by BNP Paribas.*

The BNP Paribas Catalyst Systematic Alpha Commodities Index (“BCKTSACE”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the commodity markets. The BCKTSACE Index is comprised of two rules-based Index components created by BNP Paribas.*

The CIBC Multi Asset Systematic Alpha Index (“CIBQMASA”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, commodity and currency markets. The CIBQMASA Index is comprised of five rules-based Index components created by CIBC.**

The XRJPCT12 is a cross-assets rules-based index that considers short-term and long-term portfolio dynamics to optimize the weight to ensure diversification and avoid concentration risk. We add a layer of Volatility Targeting to adjust the overall portfolio exposure dynamically to maintain a target volatility of 12%. The index is comprised of seven rules-based index components created by JPMorgan. ***

Shares	Reference Entity	Frequency	Notional Amount	Counterparty	Maturity	Pay/Receive Fixed Rate	Upfront Payments	Unrealized Appreciation/ (Depreciation)
65,956	BNP Paribas Catalyst Systematic Alpha Non-Commodities Index	Monthly	(287,649,803)	BNP Paribas	1/12/2026	0.1500%-0.3000%	—	$(12,781,600)
65,956	BNP Paribas Catalyst Systematic Alpha Commodities Index +	Monthly	(305,113,286)	BNP Paribas	1/12/2026	0.1500%-0.3000%	—	3,760,345
17,295	CIBC Multi Asset Systematic Alpha Index +	Monthly	(49,228,592)	CIBC	3/31/2025	0.1000%	—	706,736
8,197	J.P. Morgan XRJPCT12 Index +	Monthly	(20,000,000)	JP Morgan	12/3/2025	0.2800%	—	566,549
								$(7,747,970)

+	This instrument is held by CSACS Fund Ltd.

*	Additional information can be found on https://marketing-indx.bnpparibas.com/casaindex/index-performance/

**	Additional information can be found on https://indices.cibccm.com/CIBQMASA/

***	Additional information can be found on https://www.jpmorganindices.com/indices/XRJPCT12

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 75.3%
	ADVERTISING & MARKETING - 0.2%
726	Omnicom Group, Inc.	$62,465

	AEROSPACE & DEFENSE - 1.8%
726	Boeing Company (The)(a)	128,502
363	General Dynamics Corporation	95,647
363	L3Harris Technologies, Inc.	76,332
363	Northrop Grumman Corporation	170,352
1,451	RTX Corporation	167,910
		638,743
	ASSET MANAGEMENT - 1.1%
363	Apollo Global Management, Inc.	59,953
363	Ares Management Corporation, CLASS A	64,262
363	Blackstone, Inc.	62,588
1,814	Charles Schwab Corporation (The)	134,255
726	T Rowe Price Group, Inc.	82,103
		403,161
	AUTOMOTIVE - 1.2%
4,716	Ford Motor Company	46,688
1,451	General Motors Company	77,295
726	Tesla, Inc.(a)	293,188
		417,171
	BANKING - 3.9%
8,707	Bank of America Corporation	382,672
2,177	Citigroup, Inc.	153,239
1,451	Fifth Third Bancorp	61,348
2,902	Huntington Bancshares, Inc.	47,216
1,451	JPMorgan Chase & Company	347,819
363	PNC Financial Services Group, Inc. (The)	70,005
2,177	Regions Financial Corporation	51,203
2,177	Truist Financial Corporation	94,438
1,814	US Bancorp	86,764
1,451	Wells Fargo & Company	101,918
		1,396,622

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 75.3% (Continued)
	BEVERAGES - 1.5%
6,168	Coca-Cola Company (The)	$384,021
2,902	Keurig Dr Pepper, Inc.	93,212
726	Molson Coors Beverage Company, Class B	41,614
		518,847
	CABLE & SATELLITE - 0.3%
2,902	Comcast Corporation, Class A	108,912

	CAPITAL MARKETS - 0.2%
726	Nasdaq, Inc.	56,127

	CHEMICALS - 1.2%
363	Air Products and Chemicals, Inc.	105,285
726	CF Industries Holdings, Inc.	61,942
726	Ecolab, Inc.	170,116
363	Sherwin-Williams Company (The)	123,395
		460,738
	COMMERCIAL SUPPORT SERVICES - 0.8%
363	Cintas Corporation	66,320
363	Republic Services, Inc.	73,028
726	Waste Management, Inc.	146,500
		285,848
	CONSTRUCTION MATERIALS - 0.2%
363	Owens Corning	61,826

	DATA CENTER REIT - 1.1%
363	Digital Realty Trust, Inc.	64,371
363	Equinix, Inc.	342,269
		406,640
	DIVERSIFIED INDUSTRIALS - 1.8%
363	3M Company	46,860
363	Dover Corporation	68,099
726	Emerson Electric Company	89,973
726	General Electric Company	121,090
1,088	Honeywell International, Inc.	245,767

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 75.3% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.8% (Continued)
363	Illinois Tool Works, Inc.	$92,042
		663,831
	E-COMMERCE DISCRETIONARY - 0.2%
1,088	eBay, Inc.	67,402

	ELECTRIC UTILITIES - 5.6%
1,088	Alliant Energy Corporation	64,344
1,088	Ameren Corporation	96,984
1,451	American Electric Power Company, Inc.	133,826
2,177	CenterPoint Energy, Inc.	69,076
1,088	CMS Energy Corporation	72,515
1,088	Dominion Energy, Inc.	58,600
726	DTE Energy Company	87,665
1,814	Duke Energy Corporation	195,440
1,088	Edison International	86,866
726	Entergy Corporation	55,045
3,628	Exelon Corporation	136,558
3,265	NextEra Energy, Inc.	234,069
5,079	PG&E Corporation	102,494
2,177	PPL Corporation	70,665
726	Public Service Enterprise Group, Inc.	61,340
1,088	Sempra Energy	95,439
1,814	Southern Company (The)	149,328
1,088	WEC Energy Group, Inc.	102,316
1,814	Xcel Energy, Inc.	122,481
		1,995,051
	ELECTRICAL EQUIPMENT - 1.1%
363	AMETEK, Inc.	65,434
363	Amphenol Corporation, Class A	25,210
726	Fortive Corporation	54,450
363	Rockwell Automation, Inc.	103,742
363	Trane Technologies PLC	134,075
		382,911

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 75.3% (Continued)
	ENGINEERING & CONSTRUCTION - 0.1%
363	Jacobs Solutions, Inc.	$48,504

	ENTERTAINMENT CONTENT - 1.5%
363	Take-Two Interactive Software, Inc.(a)	66,821
4,354	Walt Disney Company (The)	484,818
		551,639
	GAS & WATER UTILITIES - 0.1%
1,088	NiSource, Inc.	39,995

	HEALTH CARE FACILITIES & SERVICES - 0.2%
726	Cardinal Health, Inc.	85,864

	HEALTH CARE REIT - 0.2%
1,088	Ventas, Inc.	64,072

	HOME CONSTRUCTION - 0.1%
363	DR Horton, Inc.	50,755

	HOTEL REITS - 0.2%
3,265	Host Hotels & Resorts, Inc.	57,203

	HOUSEHOLD PRODUCTS - 0.7%
363	Clorox Company (The)	58,955
1,088	Colgate-Palmolive Company	98,910
726	Kimberly-Clark Corporation	95,135
		253,000
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
1,088	Bank of New York Mellon Corporation (The)	83,591
363	CME Group, Inc.	84,299
363	Goldman Sachs Group, Inc. (The)	207,862
726	Intercontinental Exchange, Inc.	108,181
726	State Street Corporation	71,257
		555,190

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 75.3% (Continued)
	INSURANCE - 2.9%
726	Aflac, Inc.	$75,097
363	Allstate Corporation (The)	69,983
1,088	American International Group, Inc.	79,206
363	Aon PLC, Class A	130,375
363	Arthur J Gallagher & Company	103,038
726	Marsh & McLennan Companies, Inc.	154,210
1,088	MetLife, Inc.	89,085
726	Principal Financial Group, Inc.	56,200
363	Progressive Corporation (The)	86,978
726	Prudential Financial, Inc.	86,053
363	Travelers Companies, Inc. (The)	87,443
726	W R Berkley Corporation	42,486
		1,060,154
	INTERNET MEDIA & SERVICES - 3.9%
3,991	Alphabet, Inc., Class A	755,496
1,088	Meta Platforms, Inc., Class A	637,035
		1,392,531
	LEISURE FACILITIES & SERVICES - 2.0%
1,814	Carnival Corporation(a)	45,205
1,088	Chipotle Mexican Grill, Inc.(a)	65,606
363	Hilton Worldwide Holdings, Inc.	89,719
363	Marriott International, Inc., Class A	101,255
1,088	McDonald’s Corporation	315,400
726	Yum! Brands, Inc.	97,400
		714,585
	MACHINERY - 1.2%
363	Caterpillar, Inc.	131,682
363	Deere & Company	153,802
726	Graco, Inc.	61,195
726	Xylem, Inc.	84,231
		430,910
	MEDICAL EQUIPMENT & DEVICES - 2.0%
1,088	Boston Scientific Corporation(a)	97,180
726	DexCom, Inc.(a)	56,461

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 75.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.0% (Continued)
726	Edwards Lifesciences Corporation(a)	$53,746
363	Insulet Corporation(a)	94,768
363	Intuitive Surgical, Inc.(a)	189,472
363	ResMed, Inc.	83,014
363	Stryker Corporation	130,698
		705,339
	METALS & MINING - 0.2%
1,451	Newmont Corporation	54,006

	OIL & GAS PRODUCERS - 3.0%
363	Cheniere Energy, Inc.	77,998
2,177	Chevron Corporation	315,316
1,451	EQT Corporation	66,906
2,540	Exxon Mobil Corporation	273,228
2,177	Kinder Morgan, Inc.	59,650
726	Marathon Petroleum Corporation	101,277
726	ONEOK, Inc.	72,890
363	Phillips 66	41,357
1,451	Williams Companies, Inc. (The)	78,528
		1,087,150
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
1,814	Baker Hughes Company	74,410

	REAL ESTATE SERVICES - 0.1%
363	CBRE Group, Inc., Class A(a)	47,658

	RESIDENTIAL REIT - 1.3%
1,451	American Homes 4 Rent, Class A	54,296
363	AvalonBay Communities, Inc.	79,849
1,088	Equity Residential	78,075
363	Essex Property Trust, Inc.	103,615
363	Mid-America Apartment Communities, Inc.	56,109
1,451	UDR, Inc.	62,988
		434,932

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 75.3% (Continued)
	RETAIL - DISCRETIONARY - 2.0%
726	Home Depot, Inc. (The)	$282,407
726	Lowe’s Companies, Inc.	179,177
363	Ross Stores, Inc.	54,911
1,088	TJX Companies, Inc. (The)	131,441
1,088	Tractor Supply Company	57,729
		705,665
	RETAIL REIT - 0.4%
2,177	Kimco Realty Corporation	51,007
726	Regency Centers Corporation	53,673
363	Simon Property Group, Inc.	62,512
		167,192
	SELF-STORAGE REIT - 0.2%
363	Public Storage	108,697

	SEMICONDUCTORS - 3.2%
363	Advanced Micro Devices, Inc.(a)	43,847
363	Analog Devices, Inc.	77,123
726	Applied Materials, Inc.	118,069
726	Broadcom, Inc.	168,316
1,088	Lam Research Corporation	78,586
363	Micron Technology, Inc.	30,550
2,540	NVIDIA Corporation	341,097
1,088	QUALCOMM, Inc.	167,139
726	Texas Instruments, Inc.	136,132
		1,160,859
	SOFTWARE - 9.5%
726	Adobe, Inc.(a)	322,838
363	Akamai Technologies, Inc.(a)	34,721
363	Autodesk, Inc.(a)	107,292
363	Cadence Design Systems, Inc.(a)	109,067
363	Fortinet, Inc.(a)	34,296
726	Gen Digital, Inc.	19,878
363	Intuit, Inc.	228,146
3,265	Microsoft Corporation	1,376,197

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 75.3% (Continued)
	SOFTWARE - 9.5% (Continued)
1,814	Oracle Corporation	$302,285
363	Palo Alto Networks, Inc.(a)	66,051
363	Roper Technologies, Inc.	188,706
726	Salesforce, Inc.	242,724
363	Synopsys, Inc.(a)	176,186
363	Veeva Systems, Inc., Class A(a)	76,321
363	Workday, Inc., Class A(a)	93,665
		3,378,373
	SPECIALTY FINANCE - 0.5%
363	American Express Company	107,735
363	Capital One Financial Corporation	64,730
		172,465
	TECHNOLOGY HARDWARE - 4.8%
5,442	Apple, Inc.	1,362,785
5,079	Cisco Systems, Inc.	300,677
1,088	Hewlett Packard Enterprise Company	23,229
1,088	HP, Inc.	35,501
363	Western Digital Corporation(a)	21,646
		1,743,838
	TECHNOLOGY SERVICES - 7.8%
363	Amdocs Ltd.	30,906
363	Automatic Data Processing, Inc.	106,261
1,088	Cognizant Technology Solutions Corporation, Class A	83,667
363	Equifax, Inc.	92,511
1,088	Fidelity National Information Services, Inc.	87,878
726	International Business Machines Corporation	159,597
1,451	Mastercard, Inc., Class A	764,052
363	Moody’s Corporation	171,833
363	Paychex, Inc.	50,900
1,451	PayPal Holdings, Inc.(a)	123,843
726	S&P Global, Inc.	361,570
363	Verisk Analytics, Inc.	99,981
2,177	Visa, Inc., Class A	688,019
		2,821,018

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 75.3% (Continued)
	TELECOMMUNICATIONS - 1.6%
6,893	AT&T, Inc.	$156,954
726	T-Mobile US, Inc.	160,250
6,893	Verizon Communications, Inc.	275,651
		592,855
	TRANSPORTATION & LOGISTICS - 1.3%
1,814	CSX Corporation	58,538
363	FedEx Corporation	102,123
363	JB Hunt Transport Services, Inc.	61,950
363	Old Dominion Freight Line, Inc.	64,033
726	Union Pacific Corporation	165,556
		452,200
	WHOLESALE - CONSUMER STAPLES - 0.2%
1,088	Sysco Corporation	83,188

	WHOLESALE - DISCRETIONARY - 0.2%
1,451	Copart, Inc.(a)	83,273

	TOTAL COMMON STOCKS (Cost $27,596,502)	27,103,815

	SHORT-TERM INVESTMENTS — 9.4%
	MONEY MARKET FUNDS - 9.4%
3,387,778	First American Treasury Obligations Fund, Class X, 4.38%(b)(d)	3,387,778

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,387,778)	3,387,778

	TOTAL INVESTMENTS - 84.7% (Cost $30,984,280)	$30,491,593
	OTHER ASSETS IN EXCESS OF LIABILITIES- 15.3%	5,487,403
	NET ASSETS - 100.0%	$35,978,996

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
87	CBOE Volatility Index Future	01/23/2025	$1,524,040	$114,970
9	CME E-Mini NASDAQ 100 Index Future	03/24/2025	3,820,770	(213,689)
58	CME E-Mini Standard & Poor’s 500 Index Future	03/24/2025	17,213,676	(554,635)
12	CME Euro FX/Japanese Yen Cross Rate Currency Future	03/18/2025	1,544,985	11,883
11	COMEX Gold 100 Troy Ounces Future(d)	02/27/2025	2,905,100	(15,410)
56	Eurex EURO STOXX 50 Future	03/24/2025	2,831,617	(52,910)
6	HKG Hang Seng Index Future	01/28/2025	775,894	(1,804)
11	LME Zinc Future(d)	03/18/2025	819,594	(13,420)
5	NYBOT CSC C Coffee Future(d)	03/20/2025	599,531	(9,619)
11	NYMEX Henry Hub Natural Gas Futures(d)	01/30/2025	399,630	34,300
20	NYMEX Light Sweet Crude Oil Future(d)	01/22/2025	1,434,400	27,420
14	SGX Nikkei 225 Stock Index Future	03/14/2025	1,747,653	3,871
	TOTAL LONG FUTURES CONTRACTS			$(669,043)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
51	CBOT 10 Year US Treasury Note Future	03/21/2025	$5,546,250	$90,030
91	CBOT 2 Year US Treasury Note Future	04/01/2025	18,710,452	17,009
80	CBOT 5 Year US Treasury Note Future	04/01/2025	8,504,375	67,265
37	CBOT Soybean Future(d)	03/17/2025	1,869,425	(48,100)
26	CBOT US Treasure Bond Futures	03/21/2025	2,959,938	104,452
75	CME Australian Dollar Currency Future	03/18/2025	4,642,500	109,765
135	CME British Pound Currency Future	03/18/2025	10,549,406	154,238
208	CME Canadian Dollar Currency Future	03/19/2025	14,502,800	183,687
133	CME Euro Foreign Exchange Currency Future	03/18/2025	17,270,881	228,744
139	CME Japanese Yen Currency Future	03/18/2025	11,137,375	291,474
18	COMEX Copper Future(d)	03/28/2025	1,811,925	55,675
58	Eurex 10 Year Euro BUND Future	03/07/2025	8,017,735	30,469
51	Eurex 2 Year Euro SCHATZ Future	03/07/2025	5,652,372	782
105	Eurex 5 Year Euro BOBL Future	03/07/2025	12,820,160	(9,882)
8	LME Copper Future(d)	03/18/2025	1,750,840	55,137
38	LME Lead Future(d)	03/18/2025	1,850,734	48,561
24	LME Primary Aluminum Future(d)	03/18/2025	1,532,982	(11,748)
33	Long Gilt Future	03/28/2025	3,817,926	94,222
49	NYBOT CSC Number 11 World Sugar Future(d)	02/28/2025	1,056,989	81,995
51	NYBOT CTN Number 2 Cotton Future(d)	03/10/2025	1,744,200	39,460
48	Three Month SONIA Index Futures	12/15/2026	14,428,725	16,183
85	Three-Month SOFR Futures	12/16/2026	20,410,625	53,300
11	TSE Japanese 10 Year Bond Futures	03/14/2025	9,919,861	26,871
	TOTAL SHORT FUTURES CONTRACTS			$1,679,589
	TOTAL FUTURES CONTRACTS			$1,010,546

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CWAMSF Fund Limited.

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 40.6%
	FIXED INCOME - 40.6%
83,148	iShares Core U.S. Aggregate Bond ETF	$8,057,042

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,177,701)	8,057,042

	SHORT-TERM INVESTMENTS — 30.9%
	MONEY MARKET FUNDS - 30.9%
6,136,961	First American Treasury Obligations Fund, Class X, 4.38%(a)(c)	6,136,961

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,136,961)	6,136,961

	TOTAL INVESTMENTS - 71.5% (Cost $14,314,662)	$14,194,003
	OTHER ASSETS IN EXCESS OF LIABILITIES- 28.5%	5,655,667
	NET ASSETS - 100.0%	$19,849,670

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3	3 Month Euro Euribor Future	06/16/2025	$761,188	$(893)
6	3 Month Euro Euribor Future	09/15/2025	1,523,853	(1,283)
6	3 Month Euro Euribor Future	12/15/2025	1,524,319	(913)
6	3 Month Euro Euribor Future	03/16/2026	1,524,008	(1,101)
6	3 Month Euro Euribor Future	06/15/2026	1,523,231	(984)
6	3 Month Euro Euribor Future	09/14/2026	1,522,454	(1,345)
6	3 Month Euro Euribor Future	12/15/2026	1,521,833	(2,275)
6	3 Month Euro Euribor Future	03/16/2027	1,521,211	(1,443)
5	3 Month Euro Euribor Future	06/15/2027	1,267,223	(2,988)
7	3-Month CORRA Futures	09/17/2025	1,184,122	1,181
8	3-Month CORRA Futures	12/17/2025	1,354,047	1,235
6	3-Month CORRA Futures	03/18/2026	1,015,848	1,225
5	3-Month CORRA Futures	06/17/2026	846,584	21
3	3-Month CORRA Futures	09/16/2026	508,002	(126)
1	3-Month CORRA Futures	12/16/2026	169,352	(71)
2	CME E-Mini NASDAQ 100 Index Future	03/24/2025	849,059	(26,192)
1	CME E-mini Russell 2000 Index Futures	03/24/2025	112,490	(6,378)
43	CME E-Mini Standard & Poor’s 500 Index Future	03/24/2025	12,761,862	(413,280)
1	CME E-Mini Standard & Poor’s MidCap 400 Index Future	03/24/2025	314,670	(17,030)
2	CME Feeder Cattle Future(c)	03/28/2025	262,975	7,575

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
9	CME Lean Hogs Future(c)	02/17/2025	$292,680	$(17,770)
4	CME Lean Hogs Future(c)	04/15/2025	138,520	(7,280)
5	CME Live Cattle Future(c)	03/03/2025	383,200	5,250
3	CME Live Cattle Future(c)	05/01/2025	233,130	4,200
2	CME Live Cattle Future(c)	07/01/2025	151,700	1,330
1	CME Nikkei 225 Index Future	03/14/2025	197,425	75
1	Cocoa Future(c)	03/17/2025	114,468	17,426
1	Cocoa Future(c)	05/15/2025	109,072	52,250
5	COMEX Gold 100 Troy Ounces Future(c)	02/27/2025	1,320,500	(9,730)
2	E-mini Dow Jones Industrial Average Index Futures	03/24/2025	428,730	(14,780)
19	Eurex 2 Year Euro SCHATZ Future	03/07/2025	2,105,786	(8,267)
5	Eurex 5 Year Euro BOBL Future	03/07/2025	610,484	(6,885)
2	Eurex DAX Index Future	03/24/2025	1,038,640	(25,850)
3	Eurex EURO STOXX 50 Future	03/24/2025	151,694	(3,220)
9	Euro-BTP Italian Bond Futures	03/07/2025	1,118,637	(24,474)
2	Euronext Rapeseed Future(c)	05/01/2025	52,678	(1,630)
35	EUX Short term Euro-BTP Futures	03/07/2025	3,894,852	(18,741)
1	FTSE 100 Index Future	03/24/2025	102,418	(738)
3	FTSE/MIB Index Future	03/24/2025	532,995	(4,857)
11	HKG Hang Seng China Enterprises Index Future	01/28/2025	515,396	2,889
2	HKG Hang Seng Index Future	01/28/2025	258,631	3,353
1	LME Zinc Future(c)	03/18/2025	74,509	(2,720)
3	MDE Crude Palm Oil Future(c)	03/17/2025	74,606	(6,041)
1	Montreal Exchange 10 Year Canadian Bond Future	03/21/2025	85,283	(858)
17	Montreal Exchange 2 Year Canadian Bond Future	03/21/2025	1,242,639	2,196
6	Montreal Exchange 5 Year Canadian Bond Future	03/21/2025	472,717	(1,636)
2	Montreal Exchange S&P/TSX 60 Index Future	03/21/2025	413,191	(10,359)
5	NYBOT CSC C Coffee Future(c)	03/20/2025	599,531	56,006
3	NYBOT CSC C Coffee Future(c)	05/20/2025	354,206	63,243
2	NYBOT CSC C Coffee Future(c)	07/22/2025	231,338	36,188
3	NYBOT CSC Cocoa Future(c)	03/17/2025	350,250	112,520
2	NYBOT CSC Cocoa Future(c)	05/15/2025	220,800	78,510
1	Robusta Coffee Future 10-Tonne Future(c)	03/26/2025	48,750	(5,790)
1	SAFEX FTSE/JSE Top 40 Index Future	03/21/2025	40,449	(1,792)
1	SAFEX White Maize Future(c)	03/25/2025	33,651	1,471
1	SFE 90 Day Australian Bank Accepted Bills Future	03/13/2026	613,406	30
1	SFE 90 Day Australian Bank Accepted Bills Future	06/12/2026	613,391	45
4	SFE S&P ASX Share Price Index 200 Future	03/21/2025	504,302	(7,785)
5	SGX FTSE China A50 Futures Contract	01/27/2025	67,325	(432)
2	SGX FTSE Taiwan Index Futures	01/22/2025	153,120	(895)
2	SGX MSCI Singapore Index Future	01/29/2025	54,690	(2)
1	SGX Nikkei 225 Stock Index Future	03/14/2025	124,832	(2,322)
13	TEF SET50 Index Future	03/31/2025	68,453	92
2	TSE TOPIX (Tokyo Price Index) Future	03/14/2025	354,176	6,400
	TOTAL LONG FUTURES CONTRACTS			$(206,445)

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
21	CBOT 10 Year US Treasury Note Future	03/21/2025	$2,283,750	$12,141
8	CBOT 2 Year US Treasury Note Future	04/01/2025	1,644,875	(852)
22	CBOT 5 Year US Treasury Note Future	04/01/2025	2,338,703	5,352
2	CBOT Corn Future(c)	03/17/2025	45,850	(2,700)
2	CBOT Corn Future(c)	05/15/2025	46,575	(2,138)
19	CBOT Soybean Future(c)	03/17/2025	959,975	(18,662)
19	CBOT Soybean Meal Future(c)	03/17/2025	602,110	(37,810)
5	CBOT Soybean Oil Future(c)	03/17/2025	121,080	2,172
8	CBOT US Treasure Bond Futures	03/21/2025	910,750	8,719
10	CBOT Wheat Future(c)	03/17/2025	275,749	(2,349)
7	CBOT Wheat Future(c)	05/15/2025	196,875	(1,637)
1	CME Australian Dollar Currency Future	03/18/2025	61,900	2,130
1	CME British Pound Currency Future	03/18/2025	78,144	94
2	CME Canadian Dollar Currency Future	03/19/2025	139,450	1,519
1	CME Euro Foreign Exchange Currency Future	03/18/2025	129,856	1,807
2	CME Japanese Yen Currency Future	03/18/2025	160,250	5,463
2	CME New Zealand Dollar Currency Future	03/18/2025	111,950	1,055
1	CME Swiss Franc Currency Future	03/18/2025	138,788	4,806
3	COMEX Copper Future(c)	03/28/2025	301,988	6,012
2	Eurex 10 Year Euro BUND Future	03/07/2025	276,474	(863)
1	Eurex 30 Year Euro BUXL Future	03/07/2025	137,450	(852)
4	Euronext CAC 40 Index Future	01/20/2025	305,998	(1,718)
3	Euronext Milling Wheat Future(c)	03/11/2025	36,867	(2,375)
2	French Government Bond Futures	03/07/2025	255,672	542
1	ICE Gas Oil Future(c)	03/13/2025	68,800	(2,600)
2	ICE Gas Oil Future(c)	02/13/2025	138,350	(6,425)
1	ICE US mini MSCI EAFE Index Futures	03/24/2025	113,375	275
2	IFSC NIFTY 50 Index Futures	01/31/2025	95,078	410
8	KCBT Hard Red Winter Wheat Future(c)	03/17/2025	223,700	(4,000)
1	LME Copper Future(c)	03/18/2025	218,855	3,829
2	LME Lead Future(c)	03/18/2025	97,407	1,736
4	LME Nickel Future(c)	03/18/2025	367,280	13,612
26	Long Gilt Future	03/28/2025	3,008,062	33,390
3	MGE Red Wheat Future(c)	03/17/2025	89,363	(113)
5	NYBOT CSC Number 11 World Sugar Future(c)	05/01/2025	99,960	4,189
8	NYBOT CSC Number 11 World Sugar Future(c)	02/28/2025	172,570	4,043
6	NYBOT CTN Number 2 Cotton Future(c)	03/10/2025	205,200	6,935
2	NYMEX Henry Hub Natural Gas Futures(c)	02/27/2025	61,960	(8,200)
2	NYMEX NY Harbor ULSD Futures(c)	02/03/2025	194,577	(14,313)
1	NYMEX NY Harbor ULSD Futures(c)	03/03/2025	96,365	(5,116)
1	NYMEX Palladium Future(c)	03/28/2025	90,980	(780)
2	NYMEX Platinum Future(c)	04/29/2025	91,050	1,045
21	SFE 10 Year Australian Bond Future	03/18/2025	1,467,093	(1,073)
43	SFE 3 Year Australian Bond Future	03/18/2025	2,825,148	(3,429)
19	SFE 90 Day Australian Bank Accepted Bills Future	03/13/2025	11,642,481	(4,577)
12	SFE 90 Day Australian Bank Accepted Bills Future	06/12/2025	7,356,918	(3,206)
3	SFE 90 Day Australian Bank Accepted Bills Future	09/11/2025	1,839,814	(317)
2	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Future(c)	02/03/2025	20,194	366

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
33	SGX Mini Japan Government 10 Year Bond Future	03/13/2025	$2,980,992	$520
7	Three Month SONIA Index Futures	12/15/2026	2,104,189	(1,445)
7	Three Month SONIA Index Futures	09/15/2026	2,103,532	(1,052)
8	Three Month SONIA Index Futures	03/17/2027	2,405,414	(1,399)
4	Three Month SONIA Index Futures	03/17/2026	1,200,829	(235)
2	Three Month SONIA Index Futures	12/16/2025	599,788	(156)
18	Three Month SONIA Index Futures	09/16/2025	5,390,772	2,796
7	Three Month SONIA Index Futures	06/16/2027	2,105,175	(325)
6	Three Month SONIA Index Futures	06/16/2026	1,802,276	(314)
6	Three Month SONIA Index Futures	09/15/2027	1,804,905	212
4	Three-Month SOFR Futures	06/16/2026	960,650	263
7	Three-Month SOFR Futures	06/16/2027	1,680,438	1,137
11	Three-Month SOFR Futures	09/16/2025	2,638,763	861
5	Three-Month SOFR Futures	09/15/2026	1,200,750	—
8	Three-Month SOFR Futures	09/15/2027	1,920,200	1,988
1	Three-Month SOFR Futures	12/16/2025	240,050	(112)
6	Three-Month SOFR Futures	12/16/2026	1,440,750	413
3	Three-Month SOFR Futures	03/17/2026	720,413	(513)
6	Three-Month SOFR Futures	03/17/2027	1,440,525	650
19	TurkDEX ISE 30 Futures	03/03/2025	60,598	1,435
6	Ultra U.S. Treasury Bond Futures	03/21/2025	713,438	15,875
1	WCE Canola Future(c)	03/17/2025	8,568	(259)
1	White Sugar Future(c)	02/14/2025	25,350	195
	TOTAL SHORT FUTURES CONTRACTS			$16,072
	TOTAL FUTURES CONTRACTS			$(190,373)

OPEN CURRENCY CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/(Depreciation)
To Buy:
Brazilian Real	01/03/2025	Deutsche Bank	7,088,990	$1,145,572	$(4,427)
British Pound	01/22/2025	Deutsche Bank	150,000	187,758	(3,510)
Canadian Dollar	01/22/2025	Deutsche Bank	1,293,121	900,203	203
Chinese Yuan Offshore	01/22/2025	Deutsche Bank	1,823,610	248,553	(1,447)
Indian Rupee	01/22/2025	Deutsche Bank	4,260,755	49,652	(348)
Israeli Shekel	01/22/2025	Deutsche Bank	358,586	98,644	(1,356)
Japanese Yen	01/22/2025	Deutsche Bank	15,362,229	97,896	(2,104)
Mexican Peso	01/22/2025	Deutsche Bank	7,116,770	339,941	(10,059)
New Zealand Dollar	01/22/2025	Deutsche Bank	150,000	83,942	(2,790)

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024 (Unaudited) (Continued)

OPEN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/(Depreciation)
To Buy: (continued)
South African Rand	01/22/2025	Deutsche Bank	12,544,520	$663,362	$(36,638)
South Korean Won	01/22/2025	Deutsche Bank	651,419,140	441,090	(8,910)
Swiss Franc	01/22/2025	Deutsche Bank	131,273	145,043	(4,957)
Taiwanese Dollar	01/22/2025	Deutsche Bank	9,761,695	296,831	(3,169)
Thailand Baht	01/22/2025	Deutsche Bank	3,394,222	98,912	(1,088)
Brazilian Real	02/04/2025	Deutsche Bank	1,863,891	299,368	(632)
Chilean Peso	03/19/2025	Deutsche Bank	248,303,735	249,562	(438)
Columbian Peso	03/19/2025	Deutsche Bank	219,668,081	49,335	(665)
Peruvian Sole	03/19/2025	Deutsche Bank	186,059	49,216	(784)
Philippine Peso	03/19/2025	Deutsche Bank	5,817,000	99,510	(490)
				$5,544,390	$(83,609)
To Sell:
Brazilian Real	01/03/2025	Deutsche Bank	7,088,992	$1,145,572	$62,895
Australian Dollar	01/22/2025	Deutsche Bank	2,350,000	1,454,521	44,389
British Pound	01/22/2025	Deutsche Bank	900,000	1,126,549	9,137
Canadian Dollar	01/22/2025	Deutsche Bank	5,047,850	3,514,043	85,956
Chinese Yuan Offshore	01/22/2025	Deutsche Bank	7,256,636	989,056	10,943
Euro	01/22/2025	Deutsche Bank	1,600,000	1,659,003	28,973
Indian Rupee	01/22/2025	Deutsche Bank	25,475,723	296,879	3,121
Israeli Shekel	01/22/2025	Deutsche Bank	727,500	200,128	(128)
Japanese Yen	01/22/2025	Deutsche Bank	453,167,159	2,887,786	112,213
Mexican Peso	01/22/2025	Deutsche Bank	21,327,515	1,018,726	31,273
New Zealand Dollar	01/22/2025	Deutsche Bank	3,000,000	1,678,830	72,039
Singapore Dollar	01/22/2025	Deutsche Bank	403,969	296,074	3,926
South African Rand	01/22/2025	Deutsche Bank	12,042,584	636,819	13,181
South Korean Won	01/22/2025	Deutsche Bank	1,764,103,999	1,194,514	55,485
Swiss Franc	01/22/2025	Deutsche Bank	2,371,497	2,620,258	79,739
Taiwanese Dollar	01/22/2025	Deutsche Bank	29,085,952	884,429	15,571
Thailand Baht	01/22/2025	Deutsche Bank	3,434,606	100,090	(90)
Brazilian Real	02/04/2025	Deutsche Bank	6,815,699	1,094,703	5,296
Chilean Peso	03/19/2025	Deutsche Bank	1,166,744,663	1,172,654	27,346
Columbian Peso	03/19/2025	Deutsche Bank	1,563,551,499	351,155	(1,155)
Indonesia Rupiah	03/19/2025	Deutsche Bank	807,580,122	49,411	589
Peruvian Sole	03/19/2025	Deutsche Bank	187,516	49,601	399
Philippine Peso	03/19/2025	Deutsche Bank	14,692,565	251,342	(1,342)
				$24,672,143	$659,756

Total					$576,147

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024 (Unaudited)

OPEN CURRENCY CONTRACTS (Continued)
Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/(Depreciation)
To Buy:	To Sell:
British Pound	Euro	1/22/2025	Deutsche Bank	3,814,386	4,600,000	4,774,566	(4,769,628)	$4,938
Czech Koruna	Euro	1/22/2025	Deutsche Bank	8,783,212	350,000	361,174	(362,908)	(1,734)
Euro	British Pound	1/22/2025	Deutsche Bank	600,000	497,857	622,128	(623,181)	(1,053)
Euro	Czech Koruna	1/22/2025	Deutsche Bank	100,000	2,519,481	103,688	(103,604)	84
Euro	Hungarian Forints	1/22/2025	Deutsche Bank	1,950,000	807,640,345	2,021,908	(2,031,029)	(9,121)
Euro	Japanese Yen	1/22/2025	Deutsche Bank	1,450,000	235,721,239	1,503,476	(1,502,122)	1,354
Euro	Norwegian Krone	1/22/2025	Deutsche Bank	2,050,000	24,214,857	2,125,604	(2,126,859)	(1,255)
Euro	Swedish Krona	1/22/2025	Deutsche Bank	2,000,000	23,001,309	2,073,752	(2,081,424)	(7,672)
Euro	Swiss Franc	1/22/2025	Deutsche Bank	650,000	608,901	673,972	(672,774)	1,198
Hungarian Forints	Euro	1/22/2025	Deutsche Bank	205,420,860	500,000	516,586	(518,440)	(1,854)
Japanese Yen	Euro	1/22/2025	Deutsche Bank	16,079,780	100,000	102,468	(103,688)	(1,220)
Norwegian Krone	Euro	1/22/2025	Deutsche Bank	12,356,255	1,050,000	1,085,283	(1,088,718)	(3,435)
Polish Zloty	Euro	1/22/2025	Deutsche Bank	10,906,363	2,550,000	2,638,344	(2,644,033)	(5,689)
Swedish Krona	Euro	1/22/2025	Deutsche Bank	7,456,933	650,000	674,790	(673,972)	818
Swiss Franc	Euro	1/22/2025	Deutsche Bank	509,577	550,000	563,029	(570,282)	(7,253)
						$19,840,768	$19,872,662	$(31,894)

Total								$544,253

(a)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CAEMAF Fund Limited.

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 71.3%
	ADVERTISING & MARKETING - 0.2%
348	Trade Desk, Inc. (The), Class A(a)	$40,900

	AUTOMOTIVE - 3.5%
1,499	Tesla, Inc.(a)(b)	605,356

	BEVERAGES - 1.5%
354	Coca-Cola Europacific Partners PLC	27,191
1,044	Keurig Dr Pepper, Inc.	33,533
810	Monster Beverage Corporation(a)	42,574
1,060	PepsiCo, Inc.	161,183
		264,481
	BIOTECH & PHARMA - 2.3%
414	Amgen, Inc.	107,904
449	AstraZeneca PLC - ADR	29,418
114	Biogen, Inc.(a)	17,433
962	Gilead Sciences, Inc.	88,860
301	Moderna, Inc.(a)	12,516
84	Regeneron Pharmaceuticals, Inc.(a)	59,836
200	Vertex Pharmaceuticals, Inc.(a)	80,540
		396,507
	CABLE & SATELLITE - 0.9%
110	Charter Communications, Inc., Class A(a)(b)	37,705
3,021	Comcast Corporation, Class A	113,378
		151,083
	CHEMICALS - 0.9%
371	Linde PLC	155,327

	COMMERCIAL SUPPORT SERVICES - 0.3%
312	Cintas Corporation	57,002

	DIVERSIFIED INDUSTRIALS - 0.7%
503	Honeywell International, Inc.	113,624

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 71.3% (Continued)
	E-COMMERCE DISCRETIONARY - 4.8%
3,229	Amazon.com, Inc.(a)	$708,410
39	MercadoLibre, Inc.(a)	66,317
527	PDD Holdings, Inc. - ADR(a)	51,114
		825,841
	ELECTRIC UTILITIES - 0.9%
407	American Electric Power Company, Inc.	37,538
243	Constellation Energy Corporation	54,361
776	Exelon Corporation	29,209
433	Xcel Energy, Inc.	29,236
		150,344
	ENTERTAINMENT CONTENT - 0.4%
205	Electronic Arts, Inc.	29,991
132	Take-Two Interactive Software, Inc.(a)	24,299
1,956	Warner Bros Discovery, Inc.(a)	20,675
		74,965
	FOOD - 0.5%
941	Kraft Heinz Company (The)	28,898
1,036	Mondelez International, Inc., A	61,880
		90,778
	INDUSTRIAL SUPPORT SERVICES - 0.2%
445	Fastenal Company(b)	32,000

	INTERNET MEDIA & SERVICES - 10.4%
342	Airbnb, Inc., Class A(a)	44,942
1,788	Alphabet, Inc., Class A	338,468
1,704	Alphabet, Inc., Class C	324,510
26	Booking Holdings, Inc.	129,179
298	DoorDash, Inc., Class A(a)	49,990
1,049	Meta Platforms, Inc., Class A	614,200
332	Netflix, Inc.(a)	295,918
		1,797,207
	LEISURE FACILITIES & SERVICES - 0.8%
221	Marriott International, Inc., Class A	61,646

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 71.3% (Continued)
	LEISURE FACILITIES & SERVICES - 0.8% (Continued)
875	Starbucks Corporation	$79,843
		141,489
	MEDICAL EQUIPMENT & DEVICES - 1.4%
307	DexCom, Inc.(a)	23,875
355	GE HealthCare Technologies, Inc.	27,754
64	IDEXX Laboratories, Inc.(a)	26,460
124	Illumina, Inc.(a)	16,570
274	Intuitive Surgical, Inc.(a)	143,018
		237,677
	OIL & GAS PRODUCERS - 0.1%
138	Diamondback Energy, Inc.	22,609

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
777	Baker Hughes Company(b)	31,872

	RETAIL - CONSUMER STAPLES - 1.9%
342	Costco Wholesale Corporation(b)	313,365
170	Dollar Tree, Inc.(a)	12,740
		326,105
	RETAIL - DISCRETIONARY - 0.7%
94	Lululemon Athletica, Inc.(a)	35,947
46	O’Reilly Automotive, Inc.(a)	54,547
260	Ross Stores, Inc.	39,330
		129,824
	SEMICONDUCTORS - 16.8%
1,250	Advanced Micro Devices, Inc.(a)	150,988
384	Analog Devices, Inc.	81,585
651	Applied Materials, Inc.	105,872
92	ARM Holdings PLC - ADR(a)(b)	11,349
71	ASML Holding N.V.	49,209
3,622	Broadcom, Inc.	839,724
430	GLOBALFOUNDRIES, Inc.(a)	18,451
3,322	Intel Corporation	66,606
105	KLA Corporation	66,163

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 71.3% (Continued)
	SEMICONDUCTORS - 16.8% (Continued)
1,030	Lam Research Corporation	$74,397
677	Marvell Technology, Inc.	74,775
421	Microchip Technology, Inc.	24,144
870	Micron Technology, Inc.	73,219
7,404	NVIDIA Corporation	994,284
199	NXP Semiconductors N.V.	41,362
338	ON Semiconductor Corporation(a)	21,311
862	QUALCOMM, Inc.	132,420
705	Texas Instruments, Inc.	132,195
		2,958,054
	SOFTWARE - 10.4%
348	Adobe, Inc.(a)	154,748
68	ANSYS, Inc.(a)	22,938
123	Atlassian Corporation, Class A(a)(b)	29,936
167	Autodesk, Inc.(a)	49,360
212	Cadence Design Systems, Inc.(a)	63,698
180	Crowdstrike Holdings, Inc., Class A(a)	61,589
240	Datadog, Inc., Class A(a)	34,294
593	Fortinet, Inc.(a)	56,027
218	Intuit, Inc.	137,012
2,239	Microsoft Corporation	943,738
58	MongoDB, Inc.(a)	13,503
502	Palo Alto Networks, Inc.(a)	91,344
82	Roper Technologies, Inc.	42,628
119	Synopsys, Inc.(a)(b)	57,758
163	Workday, Inc., Class A(a)	42,059
117	Zscaler, Inc.(a)	21,108
		1,821,740
	TECHNOLOGY HARDWARE - 7.8%
4,612	Apple, Inc.	1,154,937
3,140	Cisco Systems, Inc.	185,888
480	Super Micro Computer, Inc.(a)(b)	14,630
		1,355,455

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 71.3% (Continued)
	TECHNOLOGY SERVICES - 1.7%
316	Automatic Data Processing, Inc.	$92,504
105	CDW Corporation	18,274
386	Cognizant Technology Solutions Corporation, Class A	29,683
319	CoStar Group, Inc.(a)	22,837
279	Paychex, Inc.	39,121
812	PayPal Holdings, Inc.(a)	69,304
110	Verisk Analytics, Inc.	30,297
		302,020
	TELECOMMUNICATIONS - 1.1%
908	T-Mobile US, Inc.	200,423

	TRANSPORTATION & LOGISTICS - 0.5%
1,519	CSX Corporation	49,018
173	Old Dominion Freight Line, Inc.	30,517
		79,535
	TRANSPORTATION EQUIPMENT - 0.2%
409	PACCAR, Inc.	42,544

	WHOLESALE - DISCRETIONARY - 0.2%
748	Copart, Inc.(a)(b)	42,928

	TOTAL COMMON STOCKS (Cost $8,705,158)	12,447,690

	EXCHANGE-TRADED FUNDS — 19.5%
	EQUITY - 19.5%
6,667	Invesco QQQ Trust Series 1	3,408,370
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,931,501)

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 9.4%
	COLLATERAL FOR SECURITIES LOANED - 6.8%
1,199,141	Mount Vernon Liquid Assets Portfolio, , 4.51% (Cost $1,199,141)(c),(d)					$1,199,141

	MONEY MARKET FUNDS - 2.6%
447,470	First American Treasury Obligations Fund, Class X, 4.38% (Cost $447,470)(d)					447,470

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,646,611)					1,646,611

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.2%
	CALL OPTIONS PURCHASED - 0.2%
71	S&P Emini 3rd Week Future	WED	01/17/2025	$6,100	$21,071,913	$37,275
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $180,163)

	TOTAL INVESTMENTS - 100.4% (Cost $13,463,433)					$17,539,946
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%					(74,612)
	NET ASSETS - 100.0%					$17,465,334

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
3	CME E-Mini NASDAQ 100 Index Future	03/24/2025	$1,273,590	$(25,565)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
24	CME E-Mini Standard & Poor’s 500 Index Future	03/24/2025	$7,122,900	$(37,950)

	TOTAL FUTURES CONTRACTS			$(63,515)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $1,151,495.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $1,199,141 at December 31, 2024.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(e)	Each contract is equivalent to one futures contract.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.6%
	EQUITY - 49.6%
1,869,821	Dimensional Emerging Core Equity Market ETF	$47,437,359
1,751,813	Dimensional International Core Equity 2 ETF	45,275,607
3,139,666	Dimensional US Core Equity 2 ETF	108,601,047
1,025,382	Dimensional US High Profitability ETF	34,647,658
8,085,605	iShares Core S&P Mid-Cap ETF	503,814,048
2,246,861	iShares Core S&P Small-Cap ETF	258,883,324
837,693	iShares MSCI Australia ETF	19,987,355
896,780	iShares MSCI Brazil ETF	20,186,518
504,817	iShares MSCI Canada ETF	20,344,125
270,155	iShares MSCI France ETF	9,693,161
744,502	iShares MSCI Hong Kong ETF	12,403,403
2,227,206	iShares MSCI India ETF	117,240,124
1,641,416	iShares MSCI Intl Quality Factor ETF	60,929,362
863,968	iShares MSCI Japan ETF	57,972,253
217,643	iShares MSCI Malaysia ETF	5,338,783
414,610	iShares MSCI Mexico ETF	19,412,040
490,435	iShares MSCI Singapore ETF	10,716,005
125,579	iShares MSCI South Africa ETF	5,263,016
326,951	iShares MSCI Spain ETF	10,151,829
470,829	iShares MSCI Switzerland ETF	21,639,301
1,153,924	iShares MSCI Taiwan ETF	59,727,106
65,172	iShares MSCI Thailand ETF	3,938,996
102,205	iShares MSCI Turkey ETF	3,665,071
1,768,143	iShares MSCI United Kingdom ETF	59,940,048
3,651,407	iShares MSCI USA Min Vol Factor ETF	324,208,428
230,726	iShares MSCI USA Quality Factor ETF	41,087,686
1,605,165	iShares Russell 1000 ETF	517,119,955
1,579,126	iShares Russell 2000 ETF	348,923,681
725,573	iShares Russell Mid-Cap ETF	64,140,653
505,317	SPDR S&P 500 ETF Trust	296,156,187
7,214,353	Vanguard FTSE Emerging Markets ETF	317,720,106
118,541	Vanguard FTSE Europe ETF	7,523,797
431,425	Vanguard Large-Cap ETF	116,355,323
405,078	Vanguard Mid-Cap ETF	106,993,252

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 49.6% (Continued)
	EQUITY - 49.6% (Continued)
1,166,146	Vanguard Real Estate ETF			$103,880,286
250,759	Vanguard S&P 500 ETF			135,111,457
315,283	Vanguard Small-Cap ETF			75,756,199
441,474	WisdomTree India Earnings Fund			19,985,528
				3,992,170,077

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,981,538,826)			3,992,170,077

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 38.3%
	U.S. TREASURY NOTES — 38.3%
1,264,918,000	United States Treasury Note(c)(d)	2.0000	02/15/25	1,261,348,807
1,153,595,000	United States Treasury Note(c)(d)	2.1250	05/15/25	1,144,659,310
690,458,000	United States Treasury Note(c)(d)	2.0000	08/15/25	680,913,785
				3,086,921,902
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,084,884,894)			3,086,921,902

Shares
	SHORT-TERM INVESTMENTS — 8.5%
	MONEY MARKET FUNDS - 8.5%
684,383,017	First American Treasury Obligations Fund, Class X, 4.38%(a)(c)	684,383,017

	TOTAL SHORT-TERM INVESTMENTS (Cost $684,383,017)	684,383,017

	TOTAL INVESTMENTS - 96.4% (Cost $6,750,806,737)	$7,763,474,996
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6%	287,057,517
	NET ASSETS - 100.0%	$8,050,532,513

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3,155	3 Month Euro Euribor Future	09/15/2025	$801,292,539	$1,694,504
3,714	3 Month Euro Euribor Future	12/15/2025	943,553,377	1,341,115

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3,304	3 Month Euro Euribor Future	03/16/2026	$839,220,450	$1,428,358
2,121	3 Month Euro Euribor Future	06/15/2026	538,462,201	596,791
1,429	3 Month Euro Euribor Future	09/14/2026	362,597,832	89,243
1,210	3 Month Euro Euribor Future	12/15/2026	306,902,906	29,281
1,008	3 Month Euro Euribor Future	03/16/2027	255,563,452	85,719
844	CME British Pound Currency Future	03/18/2025	65,953,325	(327,969)
746	CME E-Mini NASDAQ 100 Index Future	03/24/2025	316,699,380	(2,981,230)
887	CME E-mini Russell 2000 Index Futures	03/24/2025	99,778,630	73,015
2,277	CME E-Mini Standard & Poor’s 500 Index Future	03/24/2025	675,785,137	(5,293,488)
98	CME E-Mini Standard & Poor’s MidCap 400 Index	03/24/2025	30,837,660	9,930
62	CME Live Cattle Future(c)	03/03/2025	4,751,680	36,380
1,269	CME Mexican Peso Currency Future	03/18/2025	29,980,125	(898,580)
162	CME New Zealand Dollar Currency Future	03/18/2025	9,067,950	(71,550)
82	CME Swiss Franc Currency Future	03/18/2025	11,380,575	(35,969)
379	COMEX Copper Future(c)	03/28/2025	38,151,087	(679,812)
1,058	COMEX Gold 100 Troy Ounces Future(c)	02/27/2025	279,417,800	1,333,440
390	COMEX Silver Future(c)	03/28/2025	57,021,900	(575,975)
1,223	E-mini Dow Jones Industrial Average Index Futures	03/24/2025	262,168,395	(768,420)
314	Eurex DAX Index Future	03/24/2025	163,066,611	(2,366,485)
204	Eurex EURO STOXX 50 Future	03/24/2025	10,315,177	(27,917)
629	Euro-BTP Italian Bond Futures	03/07/2025	78,180,276	8,311
3,323	FTSE 100 Index Future	03/24/2025	340,333,544	1,792,798
305	FTSE/MIB Index Future	03/24/2025	54,187,817	64,027
39	HKG Hang Seng Index Future	01/28/2025	5,043,313	(12,754)
7,369	ICE Brent Crude Oil Future(c)	02/03/2025	550,022,160	11,445,000
3,002	ICE Brent Crude Oil Future(c)	03/03/2025	222,868,480	2,968,450
706	ICE Brent Crude Oil Future(c)	04/01/2025	52,159,280	711,670
448	ICE Brent Crude Oil Future(c)	05/01/2025	32,954,880	463,630
240	ICE Brent Crude Oil Future(c)	06/02/2025	17,580,000	198,120
128	ICE Brent Crude Oil Future(c)	07/01/2025	9,336,320	110,680
967	ICE Gas Oil Future(c)	02/13/2025	66,892,225	463,750
1,035	ICE Gas Oil Future(c)	03/13/2025	71,208,000	582,725
441	ICE Gas Oil Future(c)	04/11/2025	30,109,275	229,800
36	IFSC NIFTY 50 Index Futures	01/31/2025	1,711,404	(1,467)
10	KFE KOSPI 200 Index Future	03/14/2025	539,985	(587)
121	LME Copper Future(c)	03/18/2025	26,481,455	(886,579)
55	LME Lead Future(c)	03/18/2025	2,678,693	(109,081)
417	LME Primary Aluminum Future(c)	03/18/2025	26,635,562	(11,207)
230	LME Zinc Future(c)	03/18/2025	17,136,955	(519,010)
303	MEFF Madrid IBEX 35 Index Future	01/21/2025	36,369,417	420,779
1,067	Montreal Exchange 10 Year Canadian Bond Future	03/21/2025	90,996,578	410,082
631	Montreal Exchange S&P/TSX 60 Index Future	03/21/2025	130,361,636	423,301
353	NYBOT CSC C Coffee Future(c)	03/20/2025	42,326,906	644,006
48	NYBOT CSC Cocoa Future(c)	03/17/2025	5,604,000	924,140
83	NYMEX Henry Hub Natural Gas Futures(c)	02/27/2025	2,571,340	(125,720)
16	NYMEX Henry Hub Natural Gas Futures(c)	03/28/2025	491,200	(1,100)
55	NYMEX Henry Hub Natural Gas Futures(c)	04/29/2025	1,736,350	(47,820)
52	NYMEX Henry Hub Natural Gas Futures(c)	05/29/2025	1,734,200	(45,450)

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1,581	NYMEX Light Sweet Crude Oil Future(c)	02/21/2025	$112,646,250	$2,661,370
5,503	NYMEX Light Sweet Crude Oil Future(c)	01/22/2025	394,675,160	10,317,240
450	NYMEX Light Sweet Crude Oil Future(c)	03/21/2025	31,887,000	709,180
210	NYMEX Light Sweet Crude Oil Future(c)	04/23/2025	14,805,000	350,240
124	NYMEX Light Sweet Crude Oil Future(c)	05/21/2025	8,701,080	199,170
75	NYMEX Light Sweet Crude Oil Future(c)	06/23/2025	5,238,000	148,150
857	NYMEX NY Harbor ULSD Futures(c)	02/03/2025	83,376,502	1,377,634
508	NYMEX NY Harbor ULSD Futures(c)	03/03/2025	48,953,318	422,923
236	NYMEX NY Harbor ULSD Futures(c)	04/01/2025	22,412,023	186,030
78	NYMEX NY Harbor ULSD Futures(c)	05/01/2025	7,340,861	63,907
54	NYMEX Platinum Future(c)	04/29/2025	2,458,350	(70,985)
183	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	02/03/2025	15,442,711	113,765
284	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	03/03/2025	24,203,105	456,280
190	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	04/01/2025	17,775,450	375,442
122	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	05/01/2025	11,420,371	232,277
1,323	OSE Nikkei 225 Index Future	03/14/2025	335,477,372	(2,134,693)
493	SAFEX FTSE/JSE Top 40 Index Future	03/21/2025	19,941,134	(164,309)
510	SFE 10 Year Australian Bond Future	03/18/2025	35,629,398	160,791
226	SFE S&P ASX Share Price Index 200 Future	03/21/2025	28,493,037	(205,864)
288	SGX FTSE Taiwan Index Futures	01/22/2025	22,049,280	(256,720)
309	SGX Nikkei 225 Stock Index Future	03/14/2025	38,573,206	(575,634)
4,206	TEF SET50 Index Future	03/31/2025	22,147,163	20,248
381	TSE Japanese 10 Year Bond Futures	03/14/2025	343,587,902	(939,192)
1,239	TSE TOPIX (Tokyo Price Index) Future	03/14/2025	219,412,238	(1,019,538)
2,365	TTF Natural Gas Base Load Monthly Futures(c)	01/31/2025	80,491,360	2,333,764
	TOTAL LONG FUTURES CONTRACTS			$27,552,351

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3,945	BMF Ibovespa Index Future	02/13/2025	$77,550,257	$2,690,715
371	Carbon Emissions Future(c)	12/16/2025	28,056,563	(1,809,579)
6,874	CBOT 10 Year US Treasury Note Future	03/21/2025	747,547,500	(1,785,219)
14,248	CBOT 2 Year US Treasury Note Future	04/01/2025	2,929,522,389	(2,166,705)
19,113	CBOT 5 Year US Treasury Note Future	04/01/2025	2,031,801,502	4,487,229
1,139	CBOT Corn Future(c)	03/17/2025	26,111,575	(998,175)
848	CBOT Soybean Future(c)	03/17/2025	42,845,200	(1,996,250)
616	CBOT Soybean Meal Future(c)	03/17/2025	19,521,040	(679,120)
1,312	CBOT Soybean Oil Future(c)	03/17/2025	31,771,392	212,700
3,891	CBOT US Treasure Bond Futures	03/21/2025	442,966,031	3,979,219
714	CBOT Wheat Future(c)	03/17/2025	19,688,550	(90,262)
2,043	CME Australian Dollar Currency Future	03/18/2025	126,461,700	3,654,961
402	CME Canadian Dollar Currency Future	03/19/2025	28,029,450	451,911
1,510	CME Euro Foreign Exchange Currency Future	03/18/2025	196,082,938	2,930,699

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1,384	CME Japanese Yen Currency Future	03/18/2025	$110,893,000	$3,843,544
9	CME Lean Hogs Future(c)	02/17/2025	292,680	10,970
4,136	Eurex 10 Year Euro BUND Future	03/07/2025	571,747,477	(899,454)
11,009	Eurex 2 Year Euro SCHATZ Future	03/07/2025	1,220,136,605	155,519
518	Eurex 30 Year Euro BUXL Future	03/07/2025	71,198,840	(651,599)
9,643	Eurex 5 Year Euro BOBL Future	03/07/2025	1,177,379,032	164,775
427	Euronext CAC 40 Index Future	01/20/2025	32,665,301	5,267
6,573	French Government Bond Futures	03/07/2025	840,265,410	2,180,451
1,987	HKG Hang Seng China Enterprises Index Future	01/28/2025	93,099,251	(553,432)
36	ICE US mini MSCI EAFE Index Futures	03/24/2025	4,081,500	2,140
1,789	ICE US MSCI Emerging Markets EM Index Futures	03/24/2025	96,051,410	1,784,015
420	KCBT Hard Red Winter Wheat Future(c)	03/17/2025	11,744,250	(24,500)
61	LME Nickel Future(c)	03/18/2025	5,601,022	42,666
2,179	Long Gilt Future	03/28/2025	252,098,793	(531,923)
936	NYBOT CSC Number 11 World Sugar Future(c)	02/28/2025	20,190,643	1,057,784
21	NYBOT CTN Number 2 Cotton Future(c)	03/10/2025	718,200	(7,110)
528	NYMEX Henry Hub Natural Gas Futures(c)	01/30/2025	19,182,240	(1,588,250)
797	SFE 3 Year Australian Bond Future	03/18/2025	52,363,783	26,362
1,681	SGX FTSE China A50 Futures Contract	01/27/2025	22,634,665	172,134
300	Three Month SONIA Index Futures	03/17/2027	90,203,007	23,549
1,220	Three Month SONIA Index Futures	03/17/2026	366,252,786	199,618
540	Three Month SONIA Index Futures	12/15/2026	162,323,159	76,786
616	Three Month SONIA Index Futures	09/15/2026	185,110,800	243,363
270	Three Month SONIA Index Futures	06/16/2027	81,199,608	59,576
990	Three Month SONIA Index Futures	06/16/2026	297,375,554	356,155
1,243	Three Month SONIA Index Futures	12/16/2025	372,768,501	201,745
1,899	Three-Month SOFR Futures	03/17/2027	455,926,163	861,150
464	Three-Month SOFR Futures	06/16/2026	111,435,400	217,300
1,416	Three-Month SOFR Futures	06/16/2027	339,928,500	606,975
1,876	Three-Month SOFR Futures	09/15/2026	450,521,400	770,713
664	Three-Month SOFR Futures	12/16/2025	159,393,200	(87,175)
1,390	Three-Month SOFR Futures	12/16/2026	333,773,750	459,375
354	Three-Month SOFR Futures	03/17/2026	85,008,675	(52,237)
2,112	Ultra U.S. Treasury Bond Futures	03/21/2025	251,130,000	163,563
	TOTAL SHORT FUTURES CONTRACTS			$18,171,939
	TOTAL FUTURES CONTRACTS			$45,724,290

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024 (Unaudited)

OPEN CURRENCY CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Australian Dollar	01/02/2025	Bank Of America Merrill Lynch	70,360,000	$43,547,693	$(325,756)
British Pound	01/02/2025	Deutsche Bank	64,020,000	80,151,238	(142,646)
Canadian Dollar	01/02/2025	Deutsche Bank	14,310,000	9,953,467	2,707
Euro	01/02/2025	Deutsche Bank	77,860,000	80,658,863	(268,821)
Israeli Shekel	01/02/2025	Bank Of America Merrill Lynch	111,850,000	30,751,684	131,705
Mexican Peso	01/02/2025	Deutsche Bank	338,480,000	16,233,897	(297,382)
Norwegian Krone	01/02/2025	Bank Of America Merrill Lynch	400,820,000	35,207,518	(84,645)
Polish Zloty	01/02/2025	Bank Of America Merrill Lynch	45,840,000	11,097,929	(107,209)
Singapore Dollar	01/02/2025	Bank Of America Merrill Lynch	3,130,000	2,291,848	(13,453)
South African Rand	01/02/2025	Bank Of America Merrill Lynch	633,950,000	33,595,833	(194,938)
Swedish Krona	01/02/2025	Bank Of America Merrill Lynch	116,050,000	10,489,031	(58,177)
Australian Dollar	01/03/2025	Bank Of America Merrill Lynch	19,460,000	12,044,315	(23,884)
British Pound	01/03/2025	Deutsche Bank	61,640,000	77,171,545	(71,864)
Euro	01/03/2025	Deutsche Bank	149,260,000	154,625,510	(491,388)
Mexican Peso	01/03/2025	Deutsche Bank	1,189,359,999	57,043,098	66,677
New Zealand Dollar	01/03/2025	Bank Of America Merrill Lynch	91,260,000	51,063,112	(511,513)
Norwegian Krone	01/03/2025	Bank Of America Merrill Lynch	44,230,000	3,885,106	(17,718)
Polish Zloty	01/03/2025	Bank Of America Merrill Lynch	23,500,000	5,689,384	(2,425)
Singapore Dollar	01/03/2025	Bank Of America Merrill Lynch	1,200,000	878,664	(1,521)
South African Rand	01/03/2025	Bank Of America Merrill Lynch	34,760,000	1,842,087	(2,122)
Swiss Franc	01/03/2025	Bank Of America Merrill Lynch	31,200,000	34,384,333	(96,530)
Chinese Yuan Offshore	01/03/2025	Bank Of America Merrill Lynch	50,000	6,814	(9)
Japanese Yen	01/06/2025	Deutsche Bank	9,367,999,999	59,557,706	201,199
New Zealand Dollar	01/06/2025	Bank Of America Merrill Lynch	39,310,000	21,995,717	(101,311)
Swiss Franc	01/06/2025	Bank Of America Merrill Lynch	17,650,000	19,458,216	(41,058)
Japanese Yen	01/07/2025	Deutsche Bank	23,353,999,999	148,492,954	(530,082)
Australian Dollar	01/15/2025	Bank Of America Merrill Lynch	468,180,000	289,772,512	(3,297,962)
Brazilian Real	01/15/2025	Bank Of America Merrill Lynch	3,638,620,000	586,981,133	(10,238,038)
British Pound	01/15/2025	Deutsche Bank	782,460,000	979,513,920	(15,211,810)
Canadian Dollar	01/15/2025	Deutsche Bank	1,104,230,000	768,411,689	(1,536,310)
Chilean Peso	01/15/2025	Bank Of America Merrill Lynch	21,672,000,000	21,802,162	(258,024)
Euro	01/15/2025	Deutsche Bank	496,920,000	515,034,562	(3,188,983)
Indian Rupee	01/15/2025	Bank Of America Merrill Lynch	6,404,610,000	74,732,485	(619,356)
Israeli Shekel	01/15/2025	Bank Of America Merrill Lynch	125,840,000	34,608,697	37,300
Japanese Yen	01/15/2025	Deutsche Bank	158,145,999,990	1,006,538,875	(28,469,252)
Mexican Peso	01/15/2025	Deutsche Bank	9,363,859,999	448,104,335	(12,361,152)
New Zealand Dollar	01/15/2025	Bank Of America Merrill Lynch	864,630,000	483,826,567	(13,200,326)
Norwegian Krone	01/15/2025	Bank Of America Merrill Lynch	3,164,370,000	277,943,963	(5,095,908)
Polish Zloty	01/15/2025	Bank Of America Merrill Lynch	565,310,000	136,803,014	(1,614,985)
Singapore Dollar	01/15/2025	Bank Of America Merrill Lynch	183,420,000	134,372,932	(1,882,856)
South African Rand	01/15/2025	Bank Of America Merrill Lynch	4,732,529,999	250,504,147	(10,819,936)

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024 (Unaudited) (Continued)

OPEN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy: (continued)
South Korean Won	01/15/2025	Bank Of America Merrill Lynch	216,459,999,994	$146,588,449	$(4,499,526)
Swedish Krona	01/15/2025	Bank Of America Merrill Lynch	1,358,010,000	122,821,938	(1,329,235)
Swiss Franc	01/15/2025	Bank Of America Merrill Lynch	608,860,000	671,942,692	(19,823,707)
Chinese Yuan Offshore	02/19/2025	Bank Of America Merrill Lynch	10,880,000	1,483,747	(9,120)
Swiss Franc	02/19/2025	Bank Of America Merrill Lynch	41,270,000	45,721,763	(56,433)
				$7,999,627,144	$(136,457,783)
To Sell:
Australian Dollar	01/02/2025	Bank Of America Merrill Lynch	70,360,000	$43,547,688	$242,330
British Pound	01/02/2025	Deutsche Bank	64,020,000	80,151,238	429,286
Canadian Dollar	01/02/2025	Deutsche Bank	14,310,000	9,953,468	(8,793)
Euro	01/02/2025	Deutsche Bank	77,860,000	80,658,861	476,793
Israeli Shekel	01/02/2025	Bank Of America Merrill Lynch	111,850,000	30,751,678	(85,847)
Mexican Peso	01/02/2025	Deutsche Bank	338,480,000	16,233,896	173,146
Norwegian Krone	01/02/2025	Bank Of America Merrill Lynch	400,820,000	35,207,519	76,832
Polish Zloty	01/02/2025	Bank Of America Merrill Lynch	45,840,000	11,097,929	36,403
Singapore Dollar	01/02/2025	Bank Of America Merrill Lynch	3,130,000	2,291,849	12,193
South African Rand	01/02/2025	Bank Of America Merrill Lynch	633,950,000	33,595,837	211,225
Swedish Krona	01/02/2025	Bank Of America Merrill Lynch	116,050,000	10,489,030	70,118
Australian Dollar	01/03/2025	Bank Of America Merrill Lynch	19,460,000	12,044,317	(5,230)
British Pound	01/03/2025	Deutsche Bank	61,640,000	77,171,545	32,957
Chinese Yuan Offshore	01/03/2025	Bank Of America Merrill Lynch	50,000	6,814	9
Euro	01/03/2025	Deutsche Bank	149,260,000	154,625,504	(117,523)
Mexican Peso	01/03/2025	Deutsche Bank	1,189,360,000	57,043,096	52,848
New Zealand Dollar	01/03/2025	Bank Of America Merrill Lynch	91,260,000	51,063,115	360,070
Norwegian Krone	01/03/2025	Bank Of America Merrill Lynch	44,230,000	3,885,107	4,421
Polish Zloty	01/03/2025	Bank Of America Merrill Lynch	23,500,000	5,689,383	21,512
Singapore Dollar	01/03/2025	Bank Of America Merrill Lynch	1,200,000	878,664	4,783
South African Rand	01/03/2025	Bank Of America Merrill Lynch	34,760,000	1,842,087	8,554
Swiss Franc	01/03/2025	Bank Of America Merrill Lynch	31,200,000	34,384,333	91,958
Japanese Yen	01/06/2025	Deutsche Bank	9,368,000,000	59,557,706	(169,946)
New Zealand Dollar	01/06/2025	Bank Of America Merrill Lynch	39,310,000	21,995,712	(981)
Swiss Franc	01/06/2025	Bank Of America Merrill Lynch	17,650,000	19,458,215	(11,108)
Japanese Yen	01/07/2025	Deutsche Bank	23,353,999,999	148,492,952	(234,976)
Australian Dollar	01/15/2025	Bank Of America Merrill Lynch	1,305,090,000	807,764,551	28,316,450
Brazilian Real	01/15/2025	Bank Of America Merrill Lynch	4,263,529,999	687,791,425	13,930,416
British Pound	01/15/2025	Deutsche Bank	672,810,000	842,249,777	3,770,896
Canadian Dollar	01/15/2025	Deutsche Bank	1,623,470,000	1,129,740,482	22,595,592
Chilean Peso	01/15/2025	Bank Of America Merrill Lynch	22,131,000,000	22,263,915	347,061
Euro	01/15/2025	Deutsche Bank	1,146,390,000	1,188,180,131	15,819,628
Indian Rupee	01/15/2025	Bank Of America Merrill Lynch	9,724,960,000	113,476,143	942,458
Israeli Shekel	01/15/2025	Bank Of America Merrill Lynch	234,800,000	64,575,031	31,354
Japanese Yen	01/15/2025	Deutsche Bank	239,359,999,989	1,523,434,960	59,423,408
Mexican Peso	01/15/2025	Deutsche Bank	3,740,119,999	178,982,171	3,581,840
New Zealand Dollar	01/15/2025	Bank Of America Merrill Lynch	1,035,320,000	579,340,665	21,177,818
Norwegian Krone	01/15/2025	Bank Of America Merrill Lynch	3,242,279,999	284,787,226	5,742,970
Polish Zloty	01/15/2025	Bank Of America Merrill Lynch	200,290,000	48,469,470	562,789
Singapore Dollar	01/15/2025	Bank Of America Merrill Lynch	87,360,000	63,999,668	531,759
South African Rand	01/15/2025	Bank Of America Merrill Lynch	1,954,910,000	103,478,067	3,405,805

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024 (Unaudited) (Continued)

OPEN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Sell: (continued)
South Korean Won	01/15/2025	Bank Of America Merrill Lynch	166,261,999,984	$112,593,960	$4,842,905
Swedish Krona	01/15/2025	Bank Of America Merrill Lynch	2,056,829,999	186,025,027	3,035,250
Swiss Franc	01/15/2025	Bank Of America Merrill Lynch	608,860,000	671,942,697	11,939,868
Chinese Yuan Offshore	02/19/2025	Bank Of America Merrill Lynch	687,900,000	93,811,559	397,345
Swiss Franc	02/19/2025	Bank Of America Merrill Lynch	15,960,000	17,681,593	102,623
				$9,722,706,061	$202,169,269

Total					$65,711,486

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CMHSF Fund Limited.

(d)	Held as collateral for futures.

The accompanying notes are an integral part of these financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 88.5%
	FIXED INCOME - 88.5%
106,764	iShares 1-5 Year Investment Grade Corporate Bond ETF					$5,519,699
119,165	PGIM Ultra Short Bond ETF					5,904,626
81,223	Vanguard Short-Term Corporate Bond ETF(a)					6,336,205
	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,170,018)					17,760,530

	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
165,601	First American Treasury Obligations Fund, Class X, 4.38% (Cost $165,601)(b)					165,601

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 13.3%
	CALL OPTIONS PURCHASED - 12.0%
100	SPDR S&P 500 ETF Trust	IB	03/21/2025	$515	$5,860,800	$794,550
60	SPDR S&P 500 ETF Trust	IB	06/20/2025	530	3,516,480	452,460
60	SPDR S&P 500 ETF Trust	IB	06/20/2025	545	3,516,480	373,440
51	SPDR S&P 500 ETF Trust	IB	09/19/2025	565	2,989,008	284,453
70	SPDR S&P 500 ETF Trust	IB	01/16/2026	570	4,102,560	426,650
15	SPDR S&P 500 ETF Trust	IB	01/16/2026	590	879,120	72,750
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,667,761)					2,404,303

	PUT OPTIONS PURCHASED - 1.3%
100	SPDR S&P 500 ETF Trust	IB	03/21/2025	$475	$5,860,800	$14,600
60	SPDR S&P 500 ETF Trust	IB	06/20/2025	495	3,516,480	31,500
60	SPDR S&P 500 ETF Trust	IB	06/20/2025	500	3,516,480	33,300
51	SPDR S&P 500 ETF Trust	IB	09/19/2025	505	2,989,008	46,920
70	SPDR S&P 500 ETF Trust	IB	01/16/2026	520	4,102,560	105,420
15	SPDR S&P 500 ETF Trust	IB	01/16/2026	535	879,120	26,910
	TOTAL PUT OPTIONS PURCHASED (Cost - $573,911)					258,650

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,241,672)					2,662,953

The accompanying notes are an integral part of these financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Fair Value

TOTAL INVESTMENTS - 102.6% (Cost $20,577,291)	$20,589,084
CALL OPTIONS WRITTEN - (2.5)% (Premiums received - $370,366)	(504,146)
PUT OPTIONS WRITTEN - (2.3)% (Premiums received - $989,733)	(469,964)
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%	450,356
NET ASSETS - 100.0%	$20,065,330

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (4.8)%
	CALL OPTIONS WRITTEN - (2.5)%
100	SPDR S&P 500 ETF Trust	IB	03/21/2025	$595	$5,860,800	$136,700
60	SPDR S&P 500 ETF Trust	IB	06/20/2025	610	3,516,480	98,820
60	SPDR S&P 500 ETF Trust	IB	06/20/2025	625	3,516,480	59,220
51	SPDR S&P 500 ETF Trust	IB	09/19/2025	645	2,989,008	51,306
70	SPDR S&P 500 ETF Trust	IB	01/16/2026	640	4,102,560	143,220
15	SPDR S&P 500 ETF Trust	IB	01/16/2026	670	879,120	14,880
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $370,366)					504,146

	PUT OPTIONS WRITTEN - (2.3)%
100	SPDR S&P 500 ETF Trust	IB	03/21/2025	$515	$5,860,800	$26,700
60	SPDR S&P 500 ETF Trust	IB	06/20/2025	530	3,516,480	51,120
60	SPDR S&P 500 ETF Trust	IB	06/20/2025	545	3,516,480	63,660
51	SPDR S&P 500 ETF Trust	IB	09/19/2025	565	2,989,008	99,909
70	SPDR S&P 500 ETF Trust	IB	01/16/2026	570	4,102,560	179,900
15	SPDR S&P 500 ETF Trust	IB	01/16/2026	590	879,120	48,675
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $989,733)					469,964

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $1,360,099)					$974,110

ETF	- Exchange-Traded Fund

IB	- Interactive Brokers

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is segregated as collateral for written options.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2024

	Catalyst/Millburn		Catalyst	Catalyst/Welton
	Dynamic Commodity	Catalyst/Warrington	Systematic Alpha	Advantage
	Strategy Fund	Strategic	Fund	Multi-Strategy Fund
	(Consolidated)	Program Fund	(Consolidated)	(Consolidated)
ASSETS:
Investments in Securities at Cost	$7,627,333	$74,945,374	$424,606,910	$30,984,280

Investments in Securities at Value	$7,625,167	$74,851,999	$426,915,107	$30,491,593
Deposits with Broker for futures and options (a)	635,586	16,282,075	—	5,552,283
Dividends and interest receivable	37,709	259,900	2,771,626	27,797
Receivable for Fund shares sold	3,005	43,387	595,898	630
Receivable for securities sold	—	—	12,886,780	83,941
Foreign Cash Held with Broker for Futures and Options (Cost $800, $0, $0, $0) (a)	837	—	—	—
Due from Manager	5,838	—	—	—
Futures unrealized appreciation	228,780	—	—	1,941,762
Prepaid expenses and other assets	24,791	31,472	172,978	96,633
Total Assets	8,561,713	91,468,833	443,342,389	38,194,639

LIABILITIES:

Options written, at value (proceeds $0, $247,500, $0, $0)	—	126,000	—	—
Payable for securities purchased	—	—	—	1,211,922
Investment advisory fees payable	—	126,950	632,061	45,701
Accrued 12b-1 fees	1,856	11,709	39,469	—
Payable to related parties	1,470	7,751	20,627	8,212
Payable for Fund shares redeemed	19,026	120,847	7,111,499	—
Dividends payable on securities sold short	—	—	—	—
Trustee fee payable	4,459	4,438	4,443	278
Futures unrealized depreciation	81,561	—	—	931,216
Unrealized depreciation - on swap contracts	—	—	7,747,970	—
Compliance officer fees payable	384	399	—	—
Accrued expenses and other liabilities	3,272	38,160	11,839	18,314
Total Liabilities	112,028	436,254	15,567,908	2,215,643

Net Assets	$8,449,685	$91,032,579	$427,774,481	$35,978,996

NET ASSETS CONSIST OF:
Paid in capital	$10,146,249	$1,087,751,340	$526,447,145	$36,252,274
Accumulated earnings (deficit)	(1,696,564)	(996,718,761)	(98,672,664)	(273,278)
Net Assets	$8,449,685	$91,032,579	$427,774,481	$35,978,996

Class A
Net Assets	$884,359	$13,128,350	$36,533,882	$79,856
Shares of beneficial interest outstanding (b)	100,067	1,453,951	3,365,078	4,434
Net asset value per share (Net assets/shares outstanding)	$8.84	$9.03	$10.86	$18.01
Maximum offering price per share (c)	$9.38	$9.58	$11.52	$19.11
Minimum redemption price per share (d)	$8.75	$8.94	$10.75	$17.83

Class C
Net Assets	$383,711	$8,893,602	$12,036,194	$20
Shares of beneficial interest outstanding (b)	45,720	1,050,882	1,165,649	1
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$8.39	$8.46	$10.33	$17.54	(e)

Class I
Net Assets	$7,181,615	$69,010,627	$379,204,405	$35,899,120
Shares of beneficial interest outstanding (b)	806,614	7,469,078	35,798,623	1,971,865
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$8.90	$9.24	$10.59	$18.21

(a)	See Section 1b in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(d)	Investments in Class A shares made at or above $1 million breakpoint (where you do not pay an initial sales charge) may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchase.

(e)	Does not calculate due to rounding.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2024

	Catalyst/Aspect Enhanced Multi-Asset Fund (Consolidated)	Catalyst Nasdaq-100 Hedged Equity Fund	Catalyst/Millburn Hedge Strategy Fund (Consolidated)	Catalyst Buffered Shield Fund
ASSETS:
Investments in Unaffiliated securities, at cost	$14,314,662	$13,463,433	$6,750,806,737	$20,577,291

Investments in Unaffiliated securities, at value	$14,194,003	$17,539,946	$7,763,474,996	$20,589,084
Cash	276,657	—	—	—
Cash Collateral Held at Custodian	850,000	—	81,523,250	—
Futures unrealized appreciation	602,698	—	80,800,386	—
Foreign Cash Held with Broker for Futures and Options (Cost $0, $0, $6,433,594, $0) (a)	—	—	6,215,624	—
Deposits with Broker for futures and options (a)	4,213,068	1,202,210	76,755,517	426,763
Dividends and interest receivable	26,944	6,121	21,692,123	30,102
Receivable for Fund shares sold	250	—	9,243,414	—
Unrealized appreciation on forward currency exchange contracts	671,066	—	203,243,261	—
Prepaid expenses and other assets	23,768	14,366	194,121	27,226
Total Assets	20,858,454	18,762,643	8,243,142,692	21,073,175

LIABILITIES:
Options written, at value (proceeds $0, $149,888, $0, $1,360,099)	—	—	—	974,110
Investment advisory fees payable	22,340	8,029	12,057,194	6,532
Accrued 12b-1 fees	—	2,139	764,421	5,953
Futures unrealized depreciation	793,071	63,515	35,076,096	—
Payable upon return of securities loaned (Market value of securities on loan $0, $1,151,495, $0, $0)	—	1,199,141	—	—
Foreign Currency, at value (cost $47,720,$0,$0,$0)	52,521	—	—	—
Payable for Fund shares redeemed	6,037	5,500	5,588,702	—
Unrealized depreciation on forward currency exchange contracts	126,813	—	137,531,775	—
Payable to related parties	3,539	4,823	307,651	4,471
Trustee fee payable	4,214	4,439	4,526	4,476
Compliance officer fees payable	—	290	—	367
Accrued expenses and other liabilities	249	9,433	1,279,814	11,936
Total Liabilities	1,008,784	1,297,309	192,610,179	1,007,845

Net Assets	$19,849,670	$17,465,334	$8,050,532,513	$20,065,330

NET ASSETS CONSIST OF:
Paid in capital	$20,945,737	$14,733,784	$7,214,401,730	$30,541,597
Accumulated earnings (deficit)	(1,096,067)	2,731,550	836,130,783	(10,476,267)
Net Assets	$19,849,670	$17,465,334	$8,050,532,513	$20,065,330

Class A
Net Assets	$1,079,403	$475,627	$558,903,889	$5,150,432
Shares of beneficial interest outstanding (b)	110,827	36,404	14,504,579	513,075
Net asset value per share (Net assets/shares outstanding)	$9.74	$13.07	$38.53	$10.04
Maximum offering price per share (c)	$10.33	13.87	$40.88	$10.65
Minimum redemption price per share (d)	$9.64	$12.94	$38.14	$9.94

Class C
Net Assets	$970	$1,545,450	$388,512,397	$3,153,998
Shares of beneficial interest outstanding (b)	100	128,995	10,356,199	323,864
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.70	$11.98	$37.51	$9.74

Class C-1 (e)
Net Assets			$42,364,509
Shares of beneficial interest outstanding (b)			1,139,132
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)			$37.19

Class I
Net Assets	$18,769,297	$15,444,257	$7,060,751,718	$11,760,900
Shares of beneficial interest outstanding (b)	1,922,937	1,161,582	181,896,990	1,162,956
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.76	$13.30	$38.82	$10.11

(a)	See Section 1b in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(d)	Investments in Class A shares made at or above $1 million breakpoint (where you do not pay an initial sales charge) may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

(e)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2024

	Catalyst/Millburn Dynamic Commodity Strategy Fund (Consolidated)	Catalyst/Warrington Strategic Program Fund	Catalyst Systematic Alpha Fund (Consolidated)	Catalyst/Welton Advantage Multi-Strategy Fund (Consolidated) (a)
Investment Income:
Dividend income	$57,226	$—	$—	$225,061
Interest income	109,733	2,179,755	14,974,380	265,336
Foreign tax withheld	(1,434)	—	—	(29)
Total Investment Income	165,525	2,179,755	14,974,380	490,368

Operating Expenses:
Investment advisory fees	83,048	860,243	4,698,719	306,296
12b-1 Fees:
Class A	1,549	17,574	69,786	40
Class C	2,164	48,917	70,471	—
Registration fees	22,433	27,867	65,274	1,601
Financial administration/Fund accounting fees	22,540	28,694	97,444	21,694
Custody fees	36,525	2,017	12,098	2,521
Legal fees	11,621	8,823	17,614	20,164
Trustees’ fees	8,067	8,067	8,066	8,066
Networking fees	7,013	62,995	322,191	16,131
Compliance officer fees	4,417	6,794	11,371	5,897
Audit fees	4,179	4,463	11,271	4,495
Transfer Agent fees	1,802	6,360	23,240	1,597
Legal administration/Management service fees	821	8,506	54,205	3,028
Printing expense	1,252	7,039	12,608	5,042
Insurance expense	151	1,715	4,876	—
Interest expense	—	2,014	—	—
Miscellaneous expense	1,309	1,317	4,502	1,310
Total Operating Expenses	208,891	1,103,405	5,483,736	397,882
Less: Fees waived/expenses reimbursed by Advisor	(110,858)	(57,360)	—	(47,579)
Plus: Expenses recaptured	—	—	132,652	—
Net Operating Expenses	98,033	1,046,045	5,616,388	350,303

Net Investment Income	67,492	1,133,710	9,357,992	140,065

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	229,928	—	620,852	1,992,531
Options purchased	—	(3,789,567)	—	232,724
Options written	—	4,237,470	—	—
Futures	(485,775)	—	—	(2,693,640)
Swaps	—	—	(92,186,793)	—
Foreign currency transactions	(2,641)	—	—	6,436
Net Realized Gain	(258,488)	447,903	(91,565,941)	(461,949)

Net change in unrealized appreciation (depreciation) on:
Investments	(167,486)	23,958	3,145,559	(492,687)
Options purchased	—	109,125	—	—
Options written	—	(81,000)	—	—
Futures	14,843	—	—	1,010,546
Foreign currency translations	(3)	—	—	(45,159)
Swaps	—	—	(18,249,957)	—

Net change in unrealized appreciation	(152,646)	52,083	(15,104,398)	472,700

Net Realized and Unrealized Gain on Investments	(411,134)	499,986	(106,670,339)	10,751

Net Increase in Net Assets Resulting From Operations	$(343,642)	$1,633,696	$(97,312,347)	$150,816

(a)	The Catalyst/Welton Advantage Multi-Strategy Fund commenced operations on July 1, 2024.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2024

	Catalyst/Aspect		Catalyst/Millburn
	Enhanced Multi-Asset	Catalyst	Hedge Strategy	Catalyst
	Fund	Nasdaq-100 Hedged	Fund	Buffered Shield
	(Consolidated)	Equity Fund	(Consolidated)	Fund
Investment Income:
Dividend Income	$176,652	$60,691	$41,821,566	$500,502
Interest Income	261,127	29,877	90,135,781	4,227
Securities Lending - net	—	3,422	—	—
Foreign tax withheld	—	(105)	—	—
Total Investment Income	437,779	93,885	131,957,347	504,729

Operating Expenses:
Investment advisory fees	178,573	111,979	67,996,700	130,961
12b-1 Fees:
Class A	1,334	633	694,127	6,538
Class C	41	7,665	1,920,323	16,798
Class C-1	—	—	203,990	—
Legal fees	11,400	8,323	21,206	8,194
Financial administration/Fund accounting fees	25,744	20,965	956,248	19,822
Trustees’ fees	8,083	8,067	8,067	8,067
Compliance officer fees	5,748	5,732	98,608	5,778
Audit fees	3,630	3,556	84,217	3,638
Printing expense	3,788	626	202,551	2,259
Transfer Agent fees	1,025	1,327	146,459	1,851
Custody fees	2,621	2,767	133,042	1,809
Networking fees	2,202	10,588	3,291,635	10,555
Legal administration/Management service fees	1,766	1,550	672,487	1,813
Registration fees	6,029	14,212	110,964	21,571
Insurance expense	226	247	95,453	400
Dividend expense	—	—	—	7,036
Interest expense	—	2,674	140,946	1,795
Miscellaneous expense	1,344	8,875	99,937	1,310
Total Operating Expenses	253,554	209,786	76,876,960	250,195
Less: Fees waived/expenses reimbursed by Advisor	(49,121)	(65,371)	—	(89,248)
Net Operating Expenses	204,433	144,415	76,876,960	160,947

Net Investment Income (Loss)	233,346	(50,530)	55,080,387	343,782

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	10,928	818,381	25,172,884	(97,586)
Long Term Capital Gains from underlying investment companies	—	—	343,683	—
Options purchased	—	(550,844)	—	1,088,000
Options written	—	(19,118)	—	(244,260)
Futures	(603,837)	329,046	(325,183,036)	—
Foreign currency transactions	(646,447)	16	104,523,173	—
Net Realized Gain (Loss)	(1,239,356)	577,481	(195,143,296)	746,154

Net change in unrealized appreciation (depreciation) on:
Investments	(19,497)	249,262	165,012,992	217,337
Options purchased	—	7,750	—	(579,459)
Options written	—	(57,788)	—	498,037
Futures	(202,981)	(63,515)	(23,100,742)	—
Foreign currency translations	325,689	—	(39,602,729)	—

Net change in unrealized appreciation	103,211	135,709	102,309,521	135,915

Net Realized and Unrealized Gain on Investments	(1,136,145)	713,190	(92,833,775)	882,069

Net Increase in Net Assets Resulting From Operations	$(902,799)	$662,660	$(37,753,388)	$1,225,851

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst/Millburn Dynamic Commodity Strategy Fund		Catalyst/Warrington Strategic Program Fund
	(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024	December 31, 2024	June 30, 2024
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss).	$67,492	$127,244	$1,133,710	$2,669,497
Net realized gain (loss) on investments	(258,488)	30,444	447,903	932,332
Net change in unrealized appreciation (depreciation) on investments	(152,646)	229,340	52,083	310,538
Net increase (decrease) in net assets resulting from operations	(343,642)	387,028	1,633,696	3,912,367

Distributions to Shareholders from:
From Accumulated Earnings
Class A	(45,160)	—	(375,180)	(106,601)
Class C	(16,369)	—	(194,491)	—
Class I	(397,060)	—	(2,092,265)	(878,678)
Total distributions to shareholders	(458,589)	—	(2,661,936)	(985,279)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	36,549	1,062,279	1,298,194	1,777,834
Class C	871	25,126	83,360	386,241
Class I	956,702	1,990,498	2,845,128	29,383,899
Reinvestment of distributions
Class A	38,592	—	356,119	99,830
Class C	15,071	—	179,624	—
Class I	318,302	—	1,999,505	846,759
Cost of shares redeemed
Class A	(767,436)	(1,476,356)	(2,463,356)	(4,495,629)
Class C	(64,057)	(417,147)	(1,633,846)	(3,962,018)
Class I	(1,733,320)	(3,261,950)	(13,389,556)	(43,185,154)
Capital Contribution
Class A	—	—	—	18,618
Class C	—	—	—	13,612
Class I	—	—	—	104,815
Net decrease in net assets from share transactions of beneficial interest	(1,198,726)	(2,077,550)	(10,724,828)	(19,011,193)

Total Decrease in Net Assets	(2,000,957)	(1,690,522)	(11,753,068)	(16,084,105)

Net Assets:
Beginning of year	10,450,642	12,141,164	102,785,647	118,869,752
End of year/period	$8,449,685	$10,450,642	$91,032,579	$102,785,647

Share Activity:
Class A
Shares Sold	3,835	110,868	140,811	197,246
Shares Reinvested	4,232	—	39,613	11,055
Shares Redeemed	(82,637)	(155,580)	(268,017)	(497,157)
Net decrease in shares of Beneficial interest	(74,570)	(44,712)	(87,593)	(288,856)

Class C
Shares Sold	97	2,733	9,683	45,622
Shares Reinvested	1,740	—	21,308	—
Shares Redeemed	(7,233)	(46,605)	(190,321)	(468,680)
Net decrease in shares of Beneficial interest	(5,396)	(43,872)	(159,330)	(423,058)

Class I
Shares Sold	99,837	208,475	301,861	3,170,784
Shares Reinvested	34,673	—	217,337	91,740
Shares Redeemed	(183,320)	(344,026)	(1,423,221)	(4,661,352)
Net decrease in shares of Beneficial interest	(48,810)	(135,551)	(904,023)	(1,398,828)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

			Catalyst/Welton
			Advantage Multi-Strategy
	Catalyst Systematic Alpha Fund		Fund (a)
	(Consolidated)		(Consolidated)

	Six Months Ended	Year Ended	Period Ended
	December 31, 2024	June 30, 2024	December 31, 2024
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$9,357,992	$10,873,951	$140,065
Net realized gain on investments	(91,565,941)	35,487,402	(461,949)
Net change in unrealized appreciation (depreciation) on investments	(15,104,398)	4,520,383	472,700
Net increase in net assets resulting from operations	(97,312,347)	50,881,736	150,816

Distributions to Shareholders from:
From Accumulated Earnings
Class A	(3,927,479)	(621,911)	(483)
Class C	(1,180,876)	(109,350)	— *
Class I	(42,629,085)	(7,080,421)	(423,611)

Total distributions to shareholders	(47,737,440)	(7,811,682)	(424,094)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	16,056,187	55,634,076	86,778
Class C	3,588,801	13,034,680	20
Class I	177,946,831	598,812,897	35,761,443
Reinvestment of distributions
Class A	3,642,616	600,987	483
Class C	1,152,801	107,523	— *
Class I	37,981,940	6,540,891	411,751
Cost of shares redeemed
Class A	(30,985,522)	(13,250,098)	(7,600)
Class C	(3,538,138)	(2,966,535)	—
Class I	(323,634,374)	(102,984,264)	(601)
Net increase in net assets from share transactions of beneficial interest	(117,788,858)	555,530,157	36,252,274

Total Increase in Net Assets	(262,838,645)	598,600,211	35,978,996

Net Assets:
Beginning of year	690,613,126	92,012,915	—
End of year	$427,774,481	$690,613,126	$35,978,996

Share Activity:
Class A
Shares Sold	1,248,557	4,259,967	4,819
Shares Reinvested	321,390	45,949	26
Shares Redeemed	(2,539,228)	(1,036,242)	(411)
Net increase in shares of Beneficial interest	(969,281)	3,269,674	4,434

Class C
Shares Sold	290,846	1,043,550	1
Shares Reinvested	108,174	8,701	— **
Shares Redeemed	(303,405)	(236,520)	—
Net increase in shares of Beneficial interest	95,615	815,731	1

Class I
Shares Sold	13,936,659	47,175,877	1,949,485
Shares Reinvested	3,433,950	510,425	22,413
Shares Redeemed	(27,140,316)	(8,112,167)	(33)
Net increase/(decrease) in shares of Beneficial interest	(9,769,707)	39,574,135	1,971,865

*	Less than $1.00.

**	Less than 1 share.

(a)	The Catalyst/Welton Advantage Multi-Strategy Fund commenced operations on July 1, 2024.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Aspect Enhanced Multi-Asset Fund (a)		Catalyst Nasdaq-100 Hedged Equity Fund
	(Consolidated)

	For the
	Six Months Ended	Period Ended	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024	December 31, 2024	June 30, 2024
	(Unaudited)		(Unaudited)
Operations:
Net investment gain (loss)	$233,346	$359,344	$(50,530)	$(103,092)
Net realized gain (loss) on investments	(1,239,356)	2,042,071	577,481	(1,008,182)
Net change in unrealized appreciation on investments	103,211	125,209	135,709	3,332,216
Net increase in net assets resulting from operations	(902,799)	2,526,624	662,660	2,220,942

Distributions to Shareholders from:
From Accumulated Earnings
Class A	(159,172)	—	—	—
Class C	(144)	—	—	—
Class I	(2,567,018)	—	—	—

Total distributions to shareholders	(2,726,334)	—	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	412,135	890,622	1,729	108,928
Class C	22,500	1,000	8,040	17,080
Class I	2,679,583	16,628,216	539,898	8,529,704
Reinvestment of distributions
Class A	159,023	—	—	—
Class C	—	—	—	—
Class I	2,177,509	—	—	—
Cost of shares redeemed
Class A	(195,056)	(99)	(86,520)	(241,207)
Class C	(22,817)	—	(52,054)	(65,090)
Class I	(1,766,535)	(33,902)	(2,126,797)	(5,211,741)
Net increase (decrease) in net assets from share transactions of beneficial interest	3,466,342	17,485,837	(1,715,704)	3,137,674

Total Increase (Decrease) in Net Assets	(162,791)	20,012,461	(1,053,044)	5,358,616

Net Assets:
Beginning of year/period	20,012,461	—	18,518,378	13,159,762
End of year/period	$19,849,670	$20,012,461	$17,465,334	$18,518,378

Share Activity:
Class A
Shares Sold	36,173	77,396	133	9,422
Shares Reinvested	15,823	—	—	—
Shares Redeemed	(18,556)	(9)	(6,902)	(20,570)
Net increase (decrease) in shares of Beneficial interest	33,440	77,387	(6,769)	(11,148)

Class C
Shares Sold	1,982	100	682	1,603
Shares Reinvested	—	—	—	—
Shares Redeemed	(1,982)	—	(4,567)	(6,174)
Net increase (decrease) in shares of Beneficial interest	—	100	(3,885)	(4,571)

Class I
Shares Sold	227,087	1,644,206	42,893	737,534
Shares Reinvested	216,238	—	—	—
Shares Redeemed	(161,570)	(3,024)	(169,398)	(449,166)
Net increase (decrease) in shares of Beneficial interest	281,755	1,641,182	(126,505)	288,368

(a)	The Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations on December 28, 2023.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Millburn Hedge Strategy Fund		Catalyst Buffered Shield Fund
	(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024	December 31, 2024	June 30, 2024
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$55,080,387	$88,596,282	$343,782	$780,806
Net realized gain (loss) on investments	(195,143,296)	402,231,166	746,154	1,552,373
Net change in unrealized appreciation (depreciation) on investments	102,309,521	468,430,086	135,915	1,469,359
Net increase in net assets resulting from operations	(37,753,388)	959,257,534	1,225,851	3,802,538

Distributions to Shareholders from:
From Accumulated Earnings
Class A	(13,330,856)	(8,997,002)	(133,200)	(297,144)
Class C	(6,606,133)	(4,727,185)	(61,737)	(51,482)
Class C-1 (a)	(791,528)	(464,972)	—	—
Class I	(181,454,807)	(119,388,779)	(339,237)	(512,668)

Total distributions to shareholders	(202,183,324)	(133,577,938)	(534,174)	(861,294)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	75,188,103	180,593,975	320,849	805,672
Class C	42,336,802	64,115,896	235,369	234,356
Class C-1 (a)	6,208,272	13,740,028	—	—
Class I	1,238,704,196	2,404,460,548	207,518	1,851,442
Reinvestment of distributions
Class A	11,404,253	7,690,966	131,280	295,324
Class C	6,349,587	4,543,481	60,997	51,039
Class C-1 (a)	294,980	183,549	—	—
Class I	128,605,632	87,888,237	291,581	472,804
Cost of shares redeemed
Class A	(68,168,509)	(134,268,890)	(1,241,550)	(9,658,282)
Class C	(34,703,724)	(93,163,117)	(622,496)	(1,361,418)
Class C-1 (a)	(2,396,829)	(6,693,814)	—	—
Class I	(646,903,201)	(1,879,188,767)	(2,324,118)	(14,312,291)
Net increase (decrease) in net assets from share transactions of beneficial interest	756,919,562	649,902,092	(2,940,570)	(21,621,354)

Total Increase (Decrease) in Net Assets	516,982,850	1,475,581,688	(2,248,893)	(18,680,110)

Net Assets:
Beginning of year	7,533,549,663	6,057,967,975	22,314,223	40,994,333
End of year/period	$8,050,532,513	$7,533,549,663	$20,065,330	$22,314,223

Share Activity:
Class A
Shares Sold	1,936,698	4,822,597	31,416	90,956
Shares Reinvested	292,342	213,935	12,896	33,182
Shares Redeemed	(1,754,693)	(3,627,086)	(124,680)	(1,063,726)
Net increase (decrease) in shares of Beneficial interest	474,347	1,409,446	(80,368)	(939,588)

Class C
Shares Sold	1,130,242	1,767,394	24,854	26,680
Shares Reinvested	167,094	129,666	6,174	5,907
Shares Redeemed	(921,647)	(2,564,630)	(63,866)	(157,643)
Net increase (decrease) in shares of Beneficial interest	375,689	(667,570)	(32,838)	(125,056)

Class C-1 (a)
Shares Sold	165,477	385,134
Shares Reinvested	7,831	5,274
Shares Redeemed	(63,484)	(188,382)
Net increase in shares of Beneficial interest	109,824	202,026

Class I
Shares Sold	31,759,423	64,275,232	20,518	204,371
Shares Reinvested	3,273,241	2,428,523	28,447	52,768
Shares Redeemed	(16,555,577)	(50,576,433)	(230,543)	(1,566,211)
Net increase (decrease) in shares of Beneficial interest	18,477,087	16,127,322	(181,578)	(1,309,072)

(a)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Dynamic Commodity Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$9.61		$9.28	$12.76	$9.56	$10.89	$10.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,E)	0.06		0.09	0.04	(0.11)	(0.20)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.37)		0.24	(1.31)	3.31	(1.13)	0.03
Total from investment operations	(0.31)		0.33	(1.27)	3.20	(1.33)	(0.06)
LESS DISTRIBUTIONS:
From net investment income	(0.46)		—	(2.15)	—	—	—
From net realized gains on investments	—		—	(0.06)	—	—	—
Total distributions	(0.46)		—	(2.21)	—	—	—
Net asset value, end of year/period	$8.84		$9.61	$9.28	$12.76	$9.56	$10.89
Total return (B)	(3.34	)% (F)	3.56%	(11.43)%	33.47%	(12.21)%	(0.55	)% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$884		$1,678	$2,035	$2,685	$3,404	$5,319
Ratios to average net assets
Expenses, before waiver and reimbursement (D,F)	4.58	% (G)	4.05%	3.11%	3.33%	2.72%	2.47%
Expenses, net waiver and reimbursement (D,F)	2.24	% (G)	2.24%	2.24%	2.24%	2.27%	2.27%
Net investment loss, before waiver and reimbursement (D,E)	(1.16	)% (G)	(0.84)%	(0.54)%	(2.12)%	(2.41)%	(1.03)%
Net investment income (loss), net waiver and reimbursement (D,E)	1.18	% (G)	0.97%	0.33%	(1.04)%	(1.96)%	(0.83)%
Portfolio turnover rate	36	% (F)	112%	58%	123%	145%	0%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$9.09		$8.84	$12.26	$9.26	$10.62	$10.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,E)	0.02		0.02	(0.06)	(0.19)	(0.27)	(0.18)
Net realized and unrealized gain (loss) on investments	(0.35)		0.23	(1.23)	3.19	(1.09)	0.04
Total from investment operations	(0.33)		0.25	(1.29)	3.00	(1.36)	(0.14)
LESS DISTRIBUTIONS:
From net investment income	(0.37)		—	(2.07)	—	—	—
From net realized gains on investments	—		—	(0.06)	—	—	—
Total distributions	(0.37)		—	(2.13)	—	—	—
Net asset value, end of year/period	$8.39		$9.09	$8.84	$12.26	$9.26	$10.62
Total return (B)	(3.80	)% (F)	2.83%	(12.10)%	32.40%	(12.81)%	(1.30	)% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$384		$464	$839	$1,921	$1,519	$6,860
Ratios to average net assets
Expenses, before waiver and reimbursement (D,G)	5.33	% (G)	4.80%	3.86%	4.08%	3.47%	3.22%
Expenses, net waiver and reimbursement (D,G)	2.99	% (G)	2.99%	2.99%	2.99%	3.02%	3.02%
Net investment loss, before waiver and reimbursement (D,E)	(1.84	)% (G)	(1.60)%	(1.42)%	(2.82)%	(3.15)%	(1.83)%
Net investment income (loss), net waiver and reimbursement (D,E)	0.50	% (G)	0.21%	(0.55)%	(1.73)%	(2.70)%	(1.63)%
Portfolio turnover rate	36	% (F)	112%	58%	123%	145%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	4.58	% (G)	4.05%
Expenses, net waiver and reimbursement (D)	2.24	% (G)	2.24%

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	5.33	% (G)	4.80%
Expenses, net waiver and reimbursement (D)	2.99	% (G)	2.99%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Dynamic Commodity Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$9.71		$9.35	$12.85	$9.61	$10.91	$10.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,E)	0.07		0.12	0.05	(0.08)	(0.18)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.37)		0.24	(1.31)	3.32	(1.12)	0.04
Total from investment operations	(0.30)		0.36	(1.26)	3.24	(1.30)	(0.03)
LESS DISTRIBUTIONS:
From net investment income	(0.51)		—	(2.18)	—	—	—
From net realized gains on investments	—		—	(0.06)	—	—	—
Total distributions	(0.51)		—	(2.24)	—	—	—
Net asset value, end of year/period	$8.90		$9.71	$9.35	$12.85	$9.61	$10.91
Total return (B)	(3.25	)% (F)	3.85%	(11.28)%	33.71%	(11.92)%	(0.27	)% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,182		$8,308	$9,267	$19,897	$7,750	$30,369
Ratios to average net assets
Expenses, before waiver and reimbursement (D,F)	4.33	% (G)	3.80%	2.86%	3.08%	2.47%	2.22%
Expenses, net waiver and reimbursement (D,F)	1.99	% (G)	1.99%	1.99%	1.99%	2.02%	2.02%
Net investment loss, before waiver and reimbursement (D,E)	(0.83	)% (G)	(0.55)%	(0.38)%	(1.76)%	(2.17)%	(0.83)%
Net investment income (loss), net waiver and reimbursement (D,E)	1.51	% (G)	1.26%	0.49%	(0.67)%	(1.72)%	(0.63)%
Portfolio turnover rate	36	% (F)	112%	58%	123%	145%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	4.33	% (G)	3.80%
Expenses, net waiver and reimbursement (D)	1.99	% (G)	1.99%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Warrington Strategic Program Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$9.14		$8.90		$8.72		$8.02		$7.61		$7.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,G)	0.10		0.19		(0.03)		(0.20)		(0.15)		(0.10)
Net realized and unrealized gain (loss) on investments	0.05		0.11		0.28		0.90		0.56		(0.15)
Total from investment operations	0.15		0.30		0.25		0.70		0.41		(0.25)
LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.06)		(0.07)		—		—		—
Total distributions	(0.26)		(0.06)		(0.07)		—		—		—
Net asset value, end of year/period	$9.03		$9.14		$8.90		$8.72		$8.02		$7.61
Total return (B)	1.62	% (L)	3.42%		2.93	% (J)	8.73	% (C)	5.39	% (C)	(3.18	)% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$13,128		$14,089		$16,291		$19,212		$17,587		$29,378
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	2.36	% (M)	2.38	% (K)	2.65%		2.49%		2.43%		2.59%
Expenses, net waiver and reimbursement (D,E)	2.24	% (M)	2.30	% (K)	2.60%		2.45%		2.02	% (H)	2.59%
Net investment income (loss), before waiver and reimbursement (D,G)	2.07	% (M)	1.99	% (K)	(0.35)%		(2.42)%		(2.40)%		(1.30)%
Net investment income (loss), net waiver and reimbursement (D,G)	2.19	% (M)	2.08	% (K)	(0.30)%		(2.38)%		(1.98	)% (H)	(1.30)%
Portfolio turnover rate	0	% (L)	0%		0%		0%		0%		0%

	Class C
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$8.54		$8.32		$8.14		$7.54		$7.21		$7.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,G)	0.06		0.11		(0.09)		(0.24)		(0.20)		(0.15)
Net realized and unrealized gain (loss) on investments	0.04		0.11		0.27		0.84		0.53		(0.15)
Total from investment operations	0.10		0.22		0.18		0.60		0.33		(0.30)
LESS DISTRIBUTIONS:
From net investment income	(0.18)		—		(0.00	) (I)	—		—		—
Total distributions	(0.18)		—		(0.00)		—		—		—
Net asset value, end of year/period	$8.46		$8.54		$8.32		$8.14		$7.54		$7.21
Total return (B)	1.22	% (L)	2.64%		2.21	% (J)	7.96	% (C)	4.58	% (C)	(3.99	)% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$8,894		$10,338		$13,583		$15,588		$20,305		$30,499
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	3.11	% (M)	3.13	% (K)	3.40%		3.24%		3.19%		3.36%
Expenses, net waiver and reimbursement (D,F)	3.00	% (M)	3.05	% (K)	3.35%		3.20%		2.77	% (H)	3.36%
Net investment income (loss), before waiver and reimbursement (D,G)	1.33	% (M)	1.22	% (K)	(1.10)%		(3.16)%		(3.16)%		(2.13)%
Net investment income (loss), net waiver and reimbursement (D,G)	1.44	% (M)	1.30	% (K)	(1.05)%		(3.12)%		(2.74	)% (H)	(2.13)%
Portfolio turnover rate	0	% (L)	0%		0%		0%		0%		0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratio to average net assets (excluding dividend and interest expense).

Expenses, before waiver and reimbursement (D)	2.36	% (M)	2.37	% (K)	2.64%	2.49%	2.43%		2.59%
Expenses, net waiver and reimbursement (D)	2.24	% (M)	2.29	% (K)	2.59%	2.45%	2.02	% (H)	2.59%

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	3.11	% (M)	3.12	% (K)	3.39%	3.24%	3.19%		3.36%
Expenses, net waiver and reimbursement (D)	2.99	% (M)	3.04	% (K)	3.34%	3.20%	2.77	% (H)	3.36%

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Advisor has voluntarily waived a portion of expenses. This waiver will not be recaptured by the advisor.

(I)	Amount is less than $0.005.

(J)	Fund performance was materially impacted by a nonrecurring litigation settlement of $1.96 million booked to the Fund on June 19, 2023. The impact was $0.1482/share, or 1.65% of the Fund’s NAV.

(K)	Excludes $183,757 of recovery of legal fees from the Trust’s insurance policy, if this amount was included the expense ratios would have been reduced by .16% and net investment income/loss ratios would have been increased by 0.16%.

(L)	Not annualized.

(M)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Warrington Strategic Program Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$9.36		$9.11		$8.92		$8.18		$7.74		$7.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,F)	0.12		0.22		0.00	(I)	(0.18)		(0.13)		(0.08)
Net realized and unrealized gain (loss) on investments	0.04		0.12		0.28		0.92		0.57		(0.16)
Total from investment operations	0.16		0.34		0.28		0.74		0.44		(0.24)
LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.09)		(0.09)		—		—		—
Total distributions	(0.28)		(0.09)		(0.09)		—		—		—
Net asset value, end of year/period	$9.24		$9.36		$9.11		$8.92		$8.18		$7.74
Total return (B)	1.74	% (K)	3.72%		3.21	% (H)	9.05	% (C)	5.68	% (C)	(3.01	)% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$69,011		$78,359		$88,996		$89,859		$61,014		$84,334
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	2.11	% (L)	2.13	% (J)	2.40%		2.24%		2.16%		2.31%
Expenses, net waiver and reimbursement (D,E)	1.99	% (L)	2.05	% (J)	2.35%		2.20%		1.75	% (G)	2.31%
Net investment income (loss), before waiver and reimbursement (D,F)	2.33	% (L)	2.25	% (J)	(0.05)%		(2.17)%		(2.13)%		(1.00)%
Net investment income (loss), net waiver and reimbursement (D,F)	2.44	% (L)	2.34	% (J)	(0.00)%		(2.13)%		(1.71	)% (G)	(1.00)%
Portfolio turnover rate	0	% (K)	0%		0%		0%		0%		0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	2.11	% (L)	2.12	% (J)	2.39%	2.24%	2.16%		2.31%
Expenses, net waiver and reimbursement (D)	1.99	% (L)	2.04	% (J)	2.34%	2.20%	1.75	% (G)	2.31%

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Avisor has voluntarily waived a portion of expenses. This waiver will not be recaptured by the advisor.

(H)	Fund performance was materially impacted by a nonrecurring litigation settlement of $1.96 million booked to the Fund on June 19, 2023. The impact was $0.1482/share, or 1.65% of the Fund’s NAV.

(I)	Amount less than $.005

(J)	Excludes $183,757 of recovery of legal fees from the Trust’s insurance policy, if this amount was included the expense ratios would have been reduced by .16% and net investment income/loss ratios would have been increased by 0.16%.

(K)	Not annualized.

(L)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the	For the		For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023	June 30, 2022		June 30, 2021		June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$13.83		$12.83		$10.06	$10.86		$9.56		$9.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.18		0.40		0.25	(0.17)		0.04		0.17
Net realized and unrealized gain (loss) on investments	(2.04)		0.87		3.03	(0.05)		3.16		0.35
Total from investment operations	(1.86)		1.27		3.28	(0.22)		3.20		0.52
LESS DISTRIBUTIONS:
From net investment income	(1.12)		(0.27)		(0.51)	(0.58)		(1.90)		(0.14)
Total distributions	(1.12)		(0.27)		(0.51)	(0.58)		(1.90)		(0.14)
Net asset value, end of year/period	$10.86		$13.83		$12.83	$10.06		$10.86		$9.56
Total return (B)	(13.53	)% (I)	10.08%		33.65%	(2.53	)% (C)	37.12	% (C)	5.58	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$36,534		$59,958		$13,659	$324		$164		$216
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	1.96	% (J)	1.96%		2.83%	4.63%		5.77%		5.25%
Expenses, net waiver and reimbursement (D,F)	2.00	% (H,J)	2.02	% (H)	2.02%	2.06%		2.03%		2.04%
Net investment income (loss), before waiver and reimbursement (F,G)	2.82	% (J)	3.09%		1.25%	(4.14)%		(3.44)%		(1.47)%
Net investment income (loss), net waiver and reimbursement (F,G)	2.78	% (H,J)	3.03	% (H)	2.06%	(1.53)%		0.35%		1.74%
Portfolio turnover rate	15	% (I)	10%		43%	1335%		121%		75%

	Class C
	For the		For the		For the	For the		For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023	June 30, 2022		June 30, 2021		June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$13.22		$12.28		$9.63	$10.41		$9.23		$8.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.12		0.29		0.14	(0.25)		(0.04)		0.08
Net realized and unrealized gain (loss) on investments	(1.94)		0.83		2.93	(0.05)		3.04		0.35
Total from investment operations	(1.82)		1.12		3.07	(0.30)		3.00		0.43
LESS DISTRIBUTIONS:
From net investment income	(1.07)		(0.18)		(0.42)	(0.48)		(1.82)		(0.05)
Total distributions	(1.07)		(0.18)		(0.42)	(0.48)		(1.82)		(0.05)
Net asset value, end of year/period	$10.33		$13.22		$12.28	$9.63		$10.41		$9.23
Total return (B)	(13.88	)% (I)	9.29%		32.72%	(3.32	)% (C)	35.99	% (C)	4.84	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$12,036		$14,144		$3,122	$133		$184		$188
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (E,F)	2.71	% (J)	2.71%		3.58%	5.38%		6.53%		6.00%
Expenses, net waiver and reimbursement (E,F)	2.75	% (H,J)	2.77	% (H)	2.77%	2.81%		2.78%		2.79%
Net investment income (loss), before waiver and reimbursement (F,G)	2.06	% (J)	2.35%		0.46%	(5.13)%		(4.16)%		(2.32)%
Net investment income (loss), net waiver and reimbursement (F,G)	2.02	% (H,J)	2.29	% (H)	1.27%	(2.35)%		(0.39)%		0.89%
Portfolio turnover rate	15	% (I)	10%		43%	1335%		121%		75%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	2.83%	4.59%	5.76%	5.23%
Expenses, net waiver and reimbursement (F)	2.02%	2.02%	2.02%	2.02%

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	3.58%	5.34%	6.52%	5.98%
Expenses, net waiver and reimbursement (F)	2.77%	2.77%	2.77%	2.77%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the	For the		For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023	June 30, 2022		June 30, 2021		June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$13.53		$12.55		$9.87	$10.67		$9.43		$9.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.19		0.42		0.25	(0.14)		0.06		0.19
Net realized and unrealized gain (loss) on investments	(2.00)		0.86		2.99	(0.06)		3.12		0.35
Total from investment operations	(1.81)		1.28		3.24	(0.20)		3.18		0.54
LESS DISTRIBUTIONS:
From net investment income	(1.13)		(0.30)		(0.56)	(0.60)		(1.94)		(0.16)
From net realized gains on investments	—		—		—	—		—		—
Total distributions	(1.13)		(0.30)		(0.56)	(0.60)		(1.94)		(0.16)
Net asset value, end of year/period	$10.59		$13.53		$12.55	$9.87		$10.67		$9.43
Total return (B)	(13.49	)% (H)	10.41%		33.95%	(2.42	)% (C)	37.47	% (C)	5.88	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$379,204		$616,511		$75,232	$6,044		$2,505		$2,519
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	1.71	% (I)	1.71%		2.58%	4.38%		5.52%		5.00%
Expenses, net waiver and reimbursement(D,E)	1.75	% (G,I)	1.77	% (G)	1.77%	1.81%		1.78%		1.79%
Net investment income (loss), before waiver and reimbursement (E,F)	3.08	% (I)	3.34%		1.40%	(3.84)%		(3.10)%		(1.22)%
Net investment income (loss), net waiver and reimbursement (E,F)	3.04	% (G,I)	3.28	% (G)	2.21%	(1.27)%		0.63%		1.99%
Portfolio turnover rate	15	% (H)	10%		43%	1335%		121%		75%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (E)	2.58%	4.34%	5.51%	4.98%
Expenses, net waiver and reimbursement (E)	1.77%	1.77%	1.77%	1.77%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Welton Advantage Multi-Strategy Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout The Period

	Class A
	For the
	Period Ended
	December 31, 2024	(A)
	(Unaudited)
Net asset value, beginning of period	$18.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.04
Net realized and unrealized gain on investments	0.02
Total from investment operations	0.06
LESS DISTRIBUTIONS:
From net realized gains on investments	(0.22)
Total distributions	(0.22)
Net asset value, end of period	$18.01
Total return (C)	0.33	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$80
Ratios to average net assets
Expenses, before waiver and reimbursement	2.51	% (E)
Expenses, net waiver and reimbursement	2.24	% (E)
Net investment income, before waiver and reimbursement	0.20	% (E)
Net investment income net waiver and reimbursement	0.47	% (E)
Portfolio turnover rate	1917	% (D)

	Class C
	For the
	Period Ended
	December 31, 2024	(A)
	(Unaudited)
Net asset value, beginning of period	$17.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.02
Net realized and unrealized gain on investments	0.07
Total from investment operations	0.09
LESS DISTRIBUTIONS:
From net realized gains on investments	(0.22)
Total distributions	(0.22)
Net asset value, end of period	$17.54
Total return (C)	0.56	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$0	(F)
Ratios to average net assets
Expenses, before waiver and reimbursement	3.26	% (E)
Expenses, net waiver and reimbursement	2.99	% (E)
Net investment income, before waiver and reimbursement	0.06	% (E)
Net investment income net waiver and reimbursement	0.26	% (E)
Portfolio turnover rate	1917	% (D)

(A)	The Catalyst/Welton Advantage Multi-Strategy Fund commenced operations July 1, 2024.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Less than $1000.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Welton Advantage Multi-Strategy Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout The Period

	Class I
	For the
	Period Ended
	December 31, 2024	(A)
	(Unaudited)
Net asset value, beginning of period	$18.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (B)	0.07
Net realized and unrealized gain on investments	0.02
Total from investment operations	0.09
LESS DISTRIBUTIONS:
From net realized gains on investments	(0.22)
Total distributions	(0.22)
Net asset value, end of period	$18.21
Total return (C)	0.48	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$35,899
Ratios to average net assets
Expenses, before waiver and reimbursement	2.26	% (E)
Expenses, net waiver and reimbursement	1.99	% (E)
Net investment income, before waiver and reimbursement	0.53	% (E)
Net investment income net waiver and reimbursement	0.80	% (E)
Portfolio turnover rate	1917	% (D)

(A)	The Catalyst/Welton Advantage Multi-Strategy Fund commenced operations July 1, 2024.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Aspect Enhanced Multi-Asset Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout The Period

	Class A
	For the		For the
	Six Months Ended		Period Ended
	December 31, 2024		June 30, 2023	(A)
	(Unaudited)
Net asset value, beginning of period	$11.63		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.12		0.21
Net realized and unrealized gain on investments	(0.52)		1.42
Total from investment operations	(0.40)		1.63
LESS DISTRIBUTIONS:
From net investment income	(0.56)		—
From net realized gains on investments	(0.93)		—
Total distributions	(1.49)		—
Net asset value, end of period	$9.74		$11.63
Total return (C)	(3.84	)% (D)	16.30	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,079		$900
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.72	% (E)	3.32	% (E)
Expenses, net waiver and reimbursement (F)	2.24	% (E)	2.24	% (E)
Net investment income, before waiver and reimbursement (F,G)	1.59	% (E)	2.52	% (E)
Net investment income net waiver and reimbursement (F,G)	2.07	% (E)	3.60	% (E)
Portfolio turnover rate	15	% (D)	6	% (D)

	Class C
	For the		For the
	Six Months Ended		Period Ended
	December 31, 2024		June 30, 2023	(A)
	(Unaudited)
Net asset value, beginning of period	$11.59		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.06		0.17
Net realized and unrealized gain on investments	(0.51)		1.42
Total from investment operations	(0.45)		1.59
LESS DISTRIBUTIONS:
From net investment income	(0.51)		—
From net realized gains on investments	(0.93)		—
Total distributions	(1.44)		—
Net asset value, end of period	$9.70		$11.59
Total return (C)	(4.28	)% (D,H)	15.90	% (D,H)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1		$1
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	3.49	% (E)	4.07	% (E)
Expenses, net waiver and reimbursement (F)	2.99	% (E)	2.99	% (E)
Net investment income, before waiver and reimbursement (F,G)	0.59	% (E)	1.84	% (E)
Net investment income net waiver and reimbursement (F,G)	1.09	% (E)	2.97	% (E)
Portfolio turnover rate	15	% (D)	6	% (D)

(A)	The Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations December 28, 2023.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Aspect Enhanced Multi-Asset Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout The Period

	Class I
	For the		For the
	Six Months Ended		Period Ended
	December 31, 2024		June 30, 2023	(A)
	(Unaudited)
Net asset value, beginning of period	$11.64		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (B)	0.13		0.23
Net realized and unrealized gain on investments	(0.51)		1.41
Total from investment operations	(0.38)		1.64
LESS DISTRIBUTIONS:
From net investment income	(0.57)		—
From net realized gains on investments	(0.93)		—
Total distributions	(1.50)		—
Net asset value, end of period	$9.76		$11.64
Total return (C)	(3.71	)% (D)	16.40	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$18,769		$19,111
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.47	% (E)	3.01	% (E)
Expenses, net waiver and reimbursement (F)	1.99	% (E)	1.99	% (E)
Net investment income, before waiver and reimbursement (F,G)	1.82	% (E)	3.03	% (E)
Net investment income net waiver and reimbursement (F,G)	2.30	% (E)	4.05	% (E)
Portfolio turnover rate	15	% (D)	6	% (D)

(A)	The Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations December 28, 2023.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Nasdaq-100 Hedged Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$12.56		$11.01	$9.60	$11.75	$10.12	$10.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.05)		(0.10)	(0.07)	(0.14)	(0.09)	0.07
Net realized and unrealized gain (loss) on investments	0.56		1.65	1.71	(1.97)	1.77	(0.10)
Total from investment operations	0.51		1.55	1.64	(2.11)	1.68	(0.03)
LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	—	(0.12)
From net realized gains on investments	—		—	(0.23)	(0.04)	(0.01)	(0.47)
From return of capital	—		—	—	—	(0.04)	—
Total distributions	—		—	(0.23)	(0.04)	(0.05)	(0.59)
Net asset value, end of year/period	$13.07		$12.56	$11.01	$9.60	$11.75	$10.12
Total return (B)	4.06	% (H)	14.08%	17.60%	(18.03)%	16.68%	(0.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$476		$542	$598	$873	$1,522	$1,815
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (C,E)	2.50	% (J)	2.60%	2.82%	2.55%	2.76%	2.68%
Expenses, net waiver and reimbursement (C,E)	1.77	% (J)	1.84%	1.78%	1.74%	1.72%	1.63%
Net investment loss, before waiver and reimbursement (E,F)	(1.45	)% (J)	(1.63)%	(1.79)%	(1.96)%	(1.87)%	(0.38)%
Net investment income (loss), net waiver and reimbursement (E,F)	(0.72	)% (J)	(0.87)%	(0.75)%	(1.15)%	(0.83)%	0.67%
Portfolio turnover rate	14	% (H)	35%	82%	51%	205%	145%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$11.56		$10.21	$8.99	$11.08	$9.62	$10.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (A)	(0.09)		(0.17)	(0.14)	(0.21)	(0.17)	(0.01)
Net realized and unrealized gain (loss) on investments	0.51		1.52	1.59	(1.84)	1.68	(0.10)
Total from investment operations	0.42		1.35	1.45	(2.05)	1.51	(0.11)
LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	—	(0.05)
From net realized gains on investments	—		—	(0.23)	(0.04)	(0.01)	(0.47)
From return of capital	—		—	—	—	(0.04)	—
Total distributions	—		—	(0.23)	(0.04)	(0.05)	(0.52)
Net asset value, end of year/period	$11.98		$11.56	$10.21	$8.99	$11.08	$9.62
Total return (B)	3.63	% (H)	13.22%	16.66%	(18.58)%	15.78%	(1.36)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,545		$1,536	$1,403	$1,242	$1,945	$1,321
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	3.25	% (J)	3.35%	3.57%	3.30%	3.51%	3.43%
Expenses, net waiver and reimbursement (D,E)	2.52	% (J)	2.59%	2.53%	2.49%	2.47%	2.38%
Net investment loss, before waiver and reimbursement (E,F)	(2.21	)% (J)	(2.36)%	(2.55)%	(2.71)%	(2.68)%	(1.17)%
Net investment loss, net waiver and reimbursement (E,F)	(1.48	)% (J)	(1.60)%	(1.51)%	(1.89)%	(1.64)%	(0.12)%
Portfolio turnover rate	14	% (H)	35%	82%	51%	205%	145%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	2.47	% (J)	2.50%	2.78%	2.55%	2.74%	2.58%
Expenses, net waiver and reimbursement (F)	1.74	% (J)	1.74%	1.74%	1.74%	1.70%	1.53%

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	3.22	% (J)	3.25%	3.53%	3.30%	3.49%	3.33%
Expenses, net waiver and reimbursement (F)	2.49	% (J)	2.49%	2.49%	2.49%	2.45%	2.28%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Nasdaq-100 Hedged Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$12.76		$11.16	$9.71	$11.84	$10.20	$10.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.04)		(0.08)	(0.06)	(0.11)	(0.08)	0.09
Net realized and unrealized gain (loss) on investments	0.58		1.68	1.74	(1.98)	1.79	(0.09)
Total from investment operations	0.54		1.60	1.68	(2.09)	1.71	0.00
LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	(0.02)	(0.14)
From net realized gains on investments	—		—	(0.23)	(0.04)	(0.01)	(0.47)
From return of capital	—		—	—	—	(0.04)	—
Total distributions	—		—	(0.23)	(0.04)	(0.07)	(0.61)
Net asset value, end of year/period	$13.30		$12.76	$11.16	$9.71	$11.84	$10.20
Total return (B)	4.23	% (F)	14.34%	17.81%	(17.72)%	16.91%	(0.29)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$15,444		$16,440	$11,158	$12,227	$11,146	$7,043
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (C,D)	2.25	% (G)	2.35%	2.57%	2.30%	2.51%	2.43%
Expenses, net waiver and reimbursement (C,D)	1.52	% (G)	1.59%	1.53%	1.49%	1.47%	1.38%
Net investment loss, before waiver and reimbursement (D,E)	(1.20	)% (G)	(1.32)%	(1.55)%	(1.68)%	(1.69)%	(0.15)%
Net investment Income (loss), net waiver and reimbursement (D,E)	(0.47	)% (G)	(0.56)%	(0.51)%	(0.86)%	(0.65)%	0.90%
Portfolio turnover rate	14	% (F)	35%	82%	51%	205%	145%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	2.22	% (G)	2.25%	2.53%	2.30%	2.49%	2.33%
Expenses, net waiver and reimbursement (D)	1.49	% (G)	1.49%	1.49%	1.49%	1.45%	1.28%

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$39.77		$35.18	$36.99	$36.25	$27.63		$32.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (A)	0.24		0.44	0.18	(0.45)	(0.46)		(0.14)
Net realized and unrealized gain (loss) on investments	(0.55)		4.86	0.72	1.19	10.29		(2.70)
Total from investment operations	(0.31)		5.30	0.90	0.74	9.83		(2.84)
LESS DISTRIBUTIONS:
From net investment income	(0.64)		(0.56)	(1.42)	—	(1.21)		(1.60)
From net realized gains on investments	(0.29)		(0.15)	(1.29)	—	(0.00	) (G)	—
Total distributions	(0.93)		(0.71)	(2.71)	—	(1.21)		(1.60)
Net asset value, end of year/period	$38.53		$39.77	$35.18	$36.99	$36.25		$27.63
Total return (B)	(0.79	)% (H)	15.26%	2.55%	2.04%	36.44%		(9.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$558,904		$557,931	$443,988	$335,527	$306,389		$316,112
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	2.16	% (I)	2.19%	2.17%	2.20%	2.22%		2.19%
Expenses, net waiver and reimbursement (C,E)	2.16	% (I)	2.19%	2.17%	2.20%	2.22%		2.19%
Net investment income (loss), before waiver and reimbursement (C,D)	1.22	% (I)	1.18%	0.51%	(1.25)%	(1.47)%		(0.47)%
Net investment income (loss), net waiver and reimbursement (C,D)	1.22	% (I)	1.18%	0.51%	(1.25)%	(1.47)%		(0.47)%
Portfolio turnover rate	11	% (H)	48%	30%	9%	13%		54%

	Class C
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	38.60		$34.17	$36.01	$35.55	$27.07		$31.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.09		0.15	(0.10)	(0.71)	(0.68)		(0.36)
Net realized and unrealized gain (loss) on investments	(0.54)		4.73	0.71	1.17	10.08		(2.65)
Total from investment operations	(0.45)		4.88	0.61	0.46	9.40		(3.01)
LESS DISTRIBUTIONS:
From net investment income	(0.35)		(0.30)	(1.16)	—	(0.92)		(1.38)
From net realized gains on investments	(0.29)		(0.15)	(1.29)	—	(0.00	) (G)	—
Total distributions	(0.64)		(0.45)	(2.45)	—	(0.92)		(1.38)
Net asset value, end of year/period	$37.51		$38.60	$34.17	$36.01	$35.55		$27.07
Total return (B)	(1.17	)% (H)	14.40%	1.77%	1.29%	35.42%		(10.15)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$388,512		$385,224	$363,845	$335,127	$334,331		$326,297
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,F)	2.91	% (I)	2.94%	2.92%	2.95%	2.97%		2.94%
Expenses, net waiver and reimbursement (C,F)	2.91	% (I)	2.94%	2.92%	2.95%	2.97%		2.94%
Net investment income (loss), before waiver and reimbursement (C,D)	0.48	% (I)	0.40%	(0.28)%	(2.00)%	(2.21)%		(1.22)%
Net investment income (loss), net waiver and reimbursement (C,D)	0.48	% (I)	0.40%	(0.28)%	(2.00)%	(2.21)%		(1.22)%
Portfolio turnover rate	11	% (H)	48%	30%	9%	13%		54%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.15	% (I)	2.18%	2.17%	2.18%
Expenses, net waiver and reimbursement (C)	2.15	% (I)	2.18%	2.17%	2.18%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.90	% (I)	2.93%	2.92%	2.93%
Expenses, net waiver and reimbursement (C)	2.90	% (I)	2.93%	2.91%	2.93%

(G)	Amount is less than $0.005.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

Class C-1
For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
December 31, 2024	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 (A)
(Unaudited)
Net asset value, beginning of year/period	$38.34	$34.00	$36.01	$35.55	$27.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (B)	0.09	0.15	—	(H)	(0.63)	(0.20)
Net realized and unrealized gain on investments	(0.52)	4.69	0.62	1.09	9.30
Total from investment operations	(0.43)	4.84	0.62	0.46	9.10
LESS DISTRIBUTIONS:
From net investment income	(0.43)	(0.35)	(1.34)	—	(0.92)
From net realized gains on investments	(0.29)	(0.15)	(1.29)	—	(0.00	) (H)
Total distributions	(0.72)	(0.50)	(2.63)	—	(0.92)
Net asset value, end of year/period	$37.19	$38.34	$34.00	$36.01	$35.55
Total return (C)	(1.15	)% (D)	14.39%	1.79%	1.29%	33.93	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$42,365	$39,464	$28,127	$5,375	$882
Ratios to average net assets (Including interest expense)
Expenses, before waiver and reimbursement (E,I)	2.90	% (F)	2.94%	2.92%	2.95%	2.95	% (F)
Expenses, net waiver and reimbursement (E,I)	2.90	% (F)	2.94%	2.92%	2.95%	2.95	% (F)
Net investment income (loss), before waiver and reimbursement (E,G)	0.49	% (F)	0.42%	(0.01)%	(1.78)%	(0.83	)% (F)
Net investment income (loss), net waiver and reimbursement (E,G)	0.49	% (F)	0.42%	(0.01)%	(1.78)%	(0.83	)% (F)
Portfolio turnover rate	11	% (D)	48%	30%	9%	13	% (D)

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2024	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
(Unaudited)
Net asset value, beginning of year/period	$40.09	$35.45	$37.25	$36.41	$27.78	$32.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.29	0.53	0.29	(0.35)	(0.38)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.54)	4.90	0.70	1.19	10.33	(2.70)
Total from investment operations	(0.25)	5.43	0.99	0.84	9.95	(2.77)
LESS DISTRIBUTIONS:
From net investment income	(0.73)	(0.64)	(1.50)	—	(1.32)	(1.68)
From net realized gains on investments	(0.29)	(0.15)	(1.29)	—	(0.00	) (H)	—
Total distributions	(1.02)	(0.79)	(2.79)	—	(1.32)	(1.68)
Net asset value, end of year/period	$38.82	$40.09	$35.45	$37.25	$36.41	$27.78
Total return (C)	(0.65	)% (D)	15.56%	2.77%	2.31%	36.78%	(9.25)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,060,752	$6,550,931	$5,222,008	$3,334,146	$2,377,768	$2,476,317
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E,J)	1.90	% (F)	1.94%	1.92%	1.95%	1.97%	1.94%
Expenses, net waiver and reimbursement (E,J)	1.90	% (F)	1.94%	1.92%	1.95%	1.97%	1.94%
Net investment income (loss), before waiver and reimbursement (E,G)	1.49	% (F)	1.42%	0.79%	(0.95)%	(1.21)%	(0.22)%
Net investment income (loss), net waiver and reimbursement (E,G)	1.49	% (F)	1.42%	0.79%	(0.95)%	(1.21)%	(0.22)%
Portfolio turnover rate	11	% (D)	48%	30%	9%	13%	54%

(A)	The Catalyst/Millburn Hedge Strategy Fund Class C-1 shares commenced operations on October 30, 2020.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Not annualized.

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Annualized.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Amount is less than $0.005.

(I)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	2.90	% (F)	2.93%	2.91%	2.93%
Expenses, net waiver and reimbursement (E)	2.90	% (F)	2.93%	2.91%	2.93%

(J)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	1.90	% (F)	1.93%	1.92%	1.93%
Expenses, net waiver and reimbursement (E)	1.90	% (F)	1.93%	1.92%	1.93%

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2024	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
(Unaudited)
Net asset value, beginning of year/period	$9.72	$8.77	$8.44	$11.24	$9.64	$9.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.17	0.23	0.12	(0.02)	0.01	0.08
Net realized and unrealized gain (loss) on investments	0.42	0.93	0.27	(1.06)	1.78	0.28
Total from investment operations	0.59	1.16	0.39	(1.08)	1.79	0.36
LESS DISTRIBUTIONS:
From net investment income	(0.27)	(0.21)	(0.06)	—	(0.04)	(0.09)
From net realized gains on investments	—	—	—	(1.72)	(0.15)	(0.50)
Total distributions	(0.27)	(0.21)	(0.06)	(1.72)	(0.19)	(0.59)
Net asset value, end of year/period	$10.04	$9.72	$8.77	$8.44	$11.24	$9.64
Total return (B)	6.02	% (i)	13.42%	4.60%	(11.85)%	18.71%	3.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$5,150	$5,771	$13,444	$20,599	$23,714	$17,787
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	2.41	% (j)	2.12%	2.05%	1.81%	1.83%	2.03%
Expenses, net waiver and reimbursement (D,F)	1.56	% (j)	1.51%	1.55%	1.48%	1.48%	1.54%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (F,G)	2.42	% (j)	1.98%	0.89%	(0.50)%	(0.27)%	0.28%
Net investment income (loss), net waiver and reimbursement (F,G)	3.27	% (j)	2.59%	1.39%	(0.17)%	0.08%	0.77%
Portfolio turnover rate	0	% (i)	0%	111%	77%	32%	138%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2024	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
(Unaudited)
Net asset value, beginning of year/period	$9.41	$8.48	$8.17	$11.01	$9.48	$9.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.12	0.15	0.05	(0.09)	(0.07)	0.00	(H)
Net realized and unrealized gain (loss) on investments	0.40	0.91	0.26	(1.03)	1.75	0.28
Total from investment operations	0.52	1.06	0.31	(1.12)	1.68	0.28
LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.13)	(0.00	) (H)	—	—	(0.04)
From net realized gains on investments	—	—	—	(1.72)	(0.15)	(0.50)
Total distributions	(0.19)	(0.13)	(0.00	) (H)	(1.72)	(0.15)	(0.54)
Net asset value, end of year/period	$9.74	$9.41	$8.48	$8.17	$11.01	$9.48
Total return (B)	5.52	% (i)	12.67%	3.81%	(12.51	)% (C)	17.86	% (C)	2.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,154	$3,355	$4,084	$4,348	$4,720	3,337
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (E,F)	3.16	% (j)	2.87%	2.80%	2.56%	2.58%	2.78%
Expenses, net waiver and reimbursement (E,F)	2.31	% (j)	2.26%	2.30%	2.23%	2.23%	2.29%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (F,G)	1.61	% (j)	1.07%	0.16%	(1.25)%	(1.02)%	(0.52)%
Net investment income (loss), net waiver and reimbursement (F,G)	2.46	% (j)	1.68%	0.66%	(0.92)%	(0.67)%	(0.03)%
Portfolio turnover rate	0	% (i)	0%	111%	77%	32%	138%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense) (Class A)

Expenses, before waiver and reimbursement	2.33	% (j)	2.09%	1.98%	1.81%	1.83%	1.97%
Expenses, net waiver and reimbursement	1.48	% (j)	1.48%	1.48%	1.48%	1.48%	1.48%

(E)	Ratios to average net assets (excluding dividend and interest expense) (Class C)

Expenses, before waiver and reimbursement	3.08	% (j)	2.84%	2.73%	2.56%	2.58%	2.72%
Expenses, net waiver and reimbursement	2.23	% (j)	2.23%	2.23%	2.23%	2.23%	2.23%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Less than 0.01 per share.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022		June 30, 2021		June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$9.81		$8.84	$8.52	$11.32		$9.70		$9.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.18		0.25	0.13	0.01		0.03		0.09
Net realized and unrealized gain (loss) on investments	0.42		0.95	0.28	(1.08)		1.80		0.29
Total from investment operations	0.60		1.20	0.41	(1.07)		1.83		0.38
LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.23)	(0.09)	(0.01)		(0.06)		(0.11)
From net realized gains on investments	—		—	—	(1.72)		(0.15)		(0.50)
Total distributions	(0.30)		(0.23)	(0.09)	(1.73)		(0.21)		(0.61)
Net asset value, end of year/period	$10.11		$9.81	$8.84	$8.52		$11.32		$9.70
Total return (B)	6.05	% (G)	13.83%	4.83%	(11.70	)% (C)	19.07	% (C)	3.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$11,761		$13,189	$23,466	$50,313		$60,463		$32,703
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	2.16	% (H)	1.87%	1.80%	1.56%		1.58%		1.78%
Expenses, net waiver and reimbursement (D,E)	1.31	% (H)	1.26%	1.30%	1.23%		1.23%		1.29%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (E,F)	2.66	% (H)	2.14%	1.09%	(0.26)%		(0.04)%		0.46%
Net investment Income, net waiver and reimbursement (E,F)	3.51	% (H)	2.75%	1.59%	0.07%		0.31%		0.95%
Portfolio turnover rate	0	% (G)	0%	111%	77%		32%		138%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividend. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (E)	2.08	% (H)	1.84%	1.73%	1.56%	1.58%	1.72%
Expenses, net waiver and reimbursement (E)	1.23	% (H)	1.23%	1.23%	1.23%	1.23%	1.23%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2024

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-five series. Catalyst/Welton Advantage Multi-Strategy Fund commenced operations on July 1, 2024. These financial statements include the following eight series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst/Millburn Dynamic Commodity Strategy (“Dynamic Commodity” )	Millburn Ridgefield Corp.	Long term capital appreciation
Catalyst/Warrington Strategic Program (“Warrington” )	Warrington Asset Management, LLC	Long term capital appreciation
Catalyst Systematic Alpha (“Systematic Alpha” )		Long term capital appreciation
Catalyst/Welton Advantage Multi-Strategy Fund (“Welton Advantage Multi-Strategy” )	Welton Investment Partners LLC	Long term capital appreciation
Catalyst/Aspect Enhanced Multi-Asset (“Enhanced Multi-Asset” )	Aspect Capital Limited	Long term capital appreciation
Catalyst Nasdaq-100 Hedged Equity Fund (“Hedged Equity” )	Equity Armor Investments, LLC	Long term capital appreciation
Catalyst/Millburn Hedge Strategy (“Millburn Hedge Strategy” )	Millburn Ridgefield Corp.	Long-term capital appreciation
Catalyst Buffered Shield (“Buffered Shield” )	Exceed Advisory LLC	Long-term capital appreciation

Welton Advantage Multi-Strategy and Enhanced Multi-Asset are non-diversified series of the Trust. All other Funds are diversified series of the Trust. Enhanced Multi-Asset, Millburn Hedge Strategy, and Buffered Shield are “fund of funds”, in that they generally invest in other investment companies.

Currently, each Fund offers Class A, Class C and Class I shares and Millburn Hedge Strategy also offers Class C-1 shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds which are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a) Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

b) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the Rule 2a-5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024, for each Fund’s assets and liabilities measured at fair value.

Dynamic Commodity
Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$3,896,512	$—	$—	$3,896,512
U.S. Government & Agencies	—	2,588,214	—	2,588,214
Short-Term Investment	1,140,441	—	—	1,140,441
Total Assets	$5,036,953	$2,588,214	$—	$7,625,167
Derivatives
Assets
Futures Contracts (b)	$228,780	$—	$—	$228,780
Liabilities
Future Contracts (b)	(81,561)	—	—	(81,561)
Total Derivatives	$147,219	$—	$—	$147,219

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Warrington
Assets (a)	Level 1	Level 2	Level 3	Total
Money Market Fund	$74,681,624	$—	$—	$74,681,624
Put Options Purchased	170,375	—	—	170,375
Total Assets	$74,851,999	$—	$—	$74,851,999
Derivatives(a)
Liabilities
Put Options Written	$(126,000)	$—	$—	$(126,000)
Total Derivatives	$(126,000)	$—	$—	$(126,000)

Systematic Alpha
Assets(a)	Level 1	Level 2	Level 3	Total
Open Ended Funds	$31,363,130	$—	$—	$31,363,130
Convertible Bonds	—	448,980	—	448,980
Corporate Bonds	—	214,717,433	—	214,717,433
U.S. Government & Agencies	—	163,280,617	—	163,280,617
Money Market Fund	17,104,947	—	—	17,104,947
Total Assets	$48,468,077	$378,447,030	$—	$426,915,107
Derivative
Liabilities
Total Return Swap(b)	—	$(7,747,970)	$—	(7,747,970)
Total Derivatives	$—	$(7,747,970)	$—	$(7,747,970)

Welton Advantage Multi-Strategy
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$27,103,815	$—	$—	$27,103,815
Short-Term Investment	3,387,778	—	—	3,387,778
Total Assets	$30,491,593	$—	$—	30,491,593
Derivatives
Assets
Futures Contracts(b)	$1,941,762	$—	$—	$1,941,762
Liabilities
Futures Contracts(b)	$(931,216)	$—	$—	$(931,216)
Total Derivatives	$1,010,546	$—	$—	$1,010,546

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Enhanced Multi-Asset
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$8,057,042	$—	$—	$8,057,042
Money Market Fund	6,136,961	—	—	6,136,961
Total Assets	$14,194,003	$—	$—	14,194,003
Derivatives
Assets
Futures Contracts(b)	$602,698	$—	$—	$602,698
Forward Foreign Currency Contracts (b)	—	671,066	—	671,066
Liabilities
Futures Contracts(b)	$(793,071)	$—	$—	$(793,071)
Forward Foreign Currency Contracts (b)	—	(126,813)	—	(126,813)
Total Derivatives	$(190,373)	$544,253	$—	$353,880

Hedged Equity
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$12,447,690	$—	$—	$12,447,690
Exchange-Traded Fund	3,408,370	—	—	3,408,370
Money Market Fund	447,470	—	—	447,470
Future Options Purchased	37,275	—	—	37,275
Total	$16,340,805	$—	$—	$16,340,805
Collateral for Securities Loaned (c)	—	—	—	1,199,141
Total Assets	—	—	—	17,539,946
Derivatives (a)
Liabilities
Futures Contracts(b)	$(63,515)	$—	$—	$(63,515)
Total Derivatives	$(63,515)	$—	$—	$(63,515)

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Millburn Hedge Strategy
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,992,170,077	$—	$—	$3,992,170,077
U.S. Government & Agencies	—	3,086,921,902	—	3,086,921,902
Money Market Fund	684,383,017	—	—	684,383,017
Total Assets	$4,676,553,094	$3,086,921,902	$—	$7,763,474,996
Derivatives
Assets
Futures Contracts (b)	$80,800,386	$—	$—	$80,800,386
Forward Foreign Currency Contracts (b)	—	203,243,261	—	203,243,261
Liabilities
Futures Contracts (b)	$(35,076,096)	$—	$—	$(35,076,096)
Forward Foreign Currency Contracts (b)	—	(137,531,775)	—	(137,531,775)
Total Derivatives	$45,724,290	$65,711,486	$—	$111,435,776

Buffered Shield
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$17,760,530	$—	$—	$17,760,530
Short-Term Investment	165,601	—	—	165,601
Call Options Purchased	1,325,300	1,079,003	—	2,404,303
Put Options Purchased	258,650	—	—	258,650
Total Assets	$19,510,081	$1,079,003	$—	$20,589,084
Derivatives
Liabilities (a)
Call Options Written	$(504,146)	$—	$—	$(504,146)
Put Options Written	(469,964)	—	—	(469,964)
Total Liabilities	$(974,110)	$—	$—	$(974,110)

The Funds did not hold any Level 3 securities during the period.

(a)	Refer to the Schedule of Investments for security details.

(b)	Amounts shown for swaps, futures and forwards are unrealized appreciation/depreciation.

(c)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

c) Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the six months ended December 31, 2024, Warrington, Hedged Equity and Buffered Shield invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. For the six months ended December 31, 2024, Dynamic Commodity, Welton Advantage Multi-Strategy, Enhanced Multi-Asset, Hedged Equity and Millburn Hedge Strategy invested in futures.

Swap Agreements – Systematic Alpha has entered into various swap transactions for investment purposes. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the unrealized appreciation to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Forward Currency Contracts – A Fund may enter into forward foreign currency exchange contracts as an investment strategy consistent with that Fund’s investment objective. As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency transactions in the Statements of Operations.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Consolidation of Subsidiaries – CHCSF Fund Limited (Dynamic Commodity-CFC), CSACS Fund Limited (Systematic – CFC), CAEMAF Fund Limited (Enhanced Multi-Asset – CFC), CMHSF Fund Limited (Millburn-CFC), CWAMSF Fund Limited (Welton Advantage Multi-Strategy-CFC) the (“CFCs”) The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Funds include the accounts of Dynamic Commodity, Systematic Alpha, Aspect Enhanced Multi-Asset, Millburn Hedge Strategy, and Welton Advantage Multi-Strategy which include the accounts of Dynamic Commodity-CFC, Systematic-CFC, Enhanced Multi-Asset-CFC, Millburn-CFC, and Welton Advantage Multi-Strategy-CFC respectively, which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds investment objectives and policies.

A summary of each Fund’s investment in its respective CFC is as follows:

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	December 31, 2024	December 31, 2024
Dynamic Commodity – CFC	6/25/2015	$ 1,421,262	16.82%
Systematic – CFC	12/19/2017	109,573,620	25.61%
Welton Advantage Multi-Strategy – CFC	7/1/2024	1,892,195	5.26%
Enhanced Multi-Asset – CFC	12/28/2023	3,299,170	16.62%
Millburn – CFC	11/2/2015	1,372,384,462	17.05%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are controlled foreign corporations which generates and are allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

In accordance with its investment objectives and through their exposure to the aforementioned managed futures programs, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate change and climate-related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

Derivatives Risk – The use of derivative instruments, such as forwards, futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Counterparty Risk – Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2024, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Dynamic Commodity
	Futures	Commodity	Futures unrealized appreciation	$228,780
	Futures	Commodity	Futures unrealized depreciation	$(81,561)
			Totals	$147,219

Warrington
	Put options purchased	Equity	Investments in securities, at value	$170,375
	Put options written	Equity	Options written, at value	(126,000)
			Totals	$44,375

Systematic Alpha
		Equity/Currency
		/Commodity/
	Swap Contracts	Interest *	Unrealized depreciation on swaps	$(7,747,970)
			Totals	$(7,747,970)
Welton Advantage Multi-Strategy

	Futures	Equity	Futures unrealized appreciation	$118,841
	Futures	Commodity	Futures unrealized appreciation	342,549
	Futures	Currency	Futures unrealized appreciation	979,791
	Futures	Interest Rate	Futures unrealized appreciation	500,581
			Total	$1,941,762
	Futures	Equity	Futures unrealized depreciation	$(823,038)
	Futures	Commodity	Futures unrealized depreciation	(98,297)
	Futures	Interest Rate	Futures unrealized depreciation	(9,881)
			Total	$(931,216)

Enhanced Multi-Asset

	Futures	Equity	Futures unrealized appreciation	$14,930
	Futures	Commodity	Futures unrealized appreciation	480,103
	Futures	Currency	Futures unrealized appreciation	16,874
	Futures	Interest Rate	Futures unrealized appreciation	90,791
			Total	$602,698

	Futures	Equity	Futures unrealized depreciation	$(537,630)
	Futures	Commodity	Futures unrealized depreciation	(160,440)
	Futures	Interest Rate	Futures unrealized depreciation	(95,001)
			Total	$(793,071)

	Foreign Forward Currency Contract	Currency	Unrealized appreciation on
			forward currency exchange contracts	$671,066
	Foreign Forward Currency Contract	Currency	Unrealized depreciation on
			forward currency exchange contracts	(126,813)
			Total	$544,253

*	The risk types relates to the positions in the underlying index, which can be found on the counterparties website as referenced in the Schedule of Investments.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Hedged Equity
	Call Options Purchased	Equity	Investments in securities, at value	$37,275
	Futures Contracts	Equity	Futures unrealized depreciation	(63,515)
			Totals	$(26,240)

Millburn Hedge Strategy
	Futures Contracts	Commodity	Futures unrealized appreciation	$41,383,284
	Futures Contracts	Currency	Futures unrealized appreciation	10,881,115
	Futures Contracts	Equity	Futures unrealized appreciation	7,458,370
	Futures Contracts	Interest Rate	Futures unrealized appreciation	21,077,618
			Totals	$80,800,386

	Futures Contracts	Commodity	Futures unrealized depreciation	$(10,265,986)
	Futures Contracts	Currency	Futures unrealized depreciation	(1,334,068)
	Futures Contracts	Equity	Futures unrealized depreciation	(16,362,538)
	Futures Contracts	Interest Rate	Futures unrealized depreciation	(7,113,504)
			Totals	$(35,076,096)

	Foreign Forward Currency Contract	Currency	Unrealized appreciation on
			forward currency exchange contracts	$203,243,261
	Foreign Forward Currency Contract	Currency	Unrealized depreciation on
			forward currency exchange contracts	(137,531,775)
			Totals	$65,711,486
Buffered Shield
	Call options purchased	Equity	Investments in securities, at value	$2,404,303
	Put options purchased	Equity	Investments in securities, at value	258,650
	Call options written	Equity	Options written, at value	(504,146)
	Put options written	Equity	Options written, at value	(469,964)
			Totals	$1,688,843

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2024, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Dynamic Commodity
	Futures	Commodity	Net realized loss on futures	$(485,775)
	Futures	Commodity	Net change in unrealized appreciation on futures	14,843
			Totals	$(470,932)
Warrington
	Options purchased	Equity	Net realized loss from options purchased	$(3,789,567)
	Options written	Equity	Net realized gain from options written	4,237,470
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	109,125
	Options written	Equity	Net change in unrealized depreciation on options written	(81,000)
			Totals	$476,028
Systematic Alpha
		Equity/Currency
		/Commodity/
	Swap Contracts	Interest *	Net realized loss from swaps	$(92,186,793)
		Equity/Currency
		/Commodity/
	Swap Contracts	Interest *	Net change in unrealized depreciation on swaps	(18,249,957)
			Totals	$(110,436,750)
Welton Advantage Multi-Strategy
	Futures	Equity	Net realized gain from futures	$366,353
		Commodity	Net realized loss from futures	(401,186)
		Currency	Net realized loss from futures	(1,121,863)
		Interest Rate	Net realized loss from futures	(1,536,944)
			Totals	$(2,693,640)

	Forward Contracts	Currency	Net realized gain on foreign currency transactions	$6,436

	Futures	Equity	Net change in unrealized depreciation on futures	(704,197)
		Commodity	Net change in unrealized appreciation on futures	244,252
		Currency	Net change in unrealized appreciation on futures	979,791
		Interest Rate	Net change in unrealized appreciation on futures	490,700
			Totals	$1,010,546

	Forward Contracts	Currency	Net change in unrealized depreciation on foreign currency translations	$(45,159)
Enhanced Multi-Asset
	Futures	Equity	Net realized gain from futures	$466,118
		Commodity	Net realized loss from futures	(151,269)
		Currency	Net realized loss from futures	(19,586)
		Interest Rate	Net realized loss from futures	(899,100)
			Totals	$(603,837)

	Forward Contracts	Currency	Net realized loss on foreign currency transactions	$(646,447)

	Futures	Equity	Net change in unrealized depreciation on futures	(595,980)
		Commodity	Net change in unrealized appreciation on futures	306,512
		Currency	Net change in unrealized appreciation on futures	10,113
		Interest Rate	Net change in unrealized appreciation on futures	76,374
			Totals	$(202,981)

	Forward Contracts	Currency	Net change in unrealized appreciation on foreign currency translations	$325,689

Hedged Equity
	Options purchased	Equity	Net realized loss from options purchased	$(550,844)
	Options written	Equity	Net realized loss from options written	(19,118)
	Futures	Equity	Net realized gain from futures	329,046
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	7,750
	Options written	Equity	Net change in unrealized depreciation on options written	(57,788)
	Futures	Equity	Net change in unrealized depreciation on futures	(63,515)
			Totals	$(354,469)
Millburn Hedge Strategy
	Futures	Commodity	Net realized loss from futures	$(377,358,509)
		Currency	Net realized gain from futures	19,275,534
		Equity	Net realized gain from futures	149,220,609
		Interest Rate	Net realized loss from futures	(116,320,670)
			Totals	$(325,183,036)

	Forward Contracts	Currency	Net realized gain on foreign currency transactions	$104,523,173

	Futures	Commodity	Net change in unrealized depreciation on futures	(28,857,891)
		Currency	Net change in unrealized appreciation on futures	17,545,314
		Equity	Net change in unrealized appreciation on futures	5,573,860
		Interest Rate	Net change in unrealized depreciation on futures	(17,362,025)
			Totals	$(23,100,742)

	Forward Contracts	Currency	Net change in unrealized depreciation on foreign currency translations	$(39,602,729)

Buffered Shield
	Options purchased	Equity	Net realized gain from options purchased	$1,088,000
	Options written	Equity	Net realized loss from options written	(244,260)
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(579,459)
	Options written	Equity	Net change in unrealized appreciation on options written	498,037
			Totals	$762,318

*	The risk types relates to the positions in the underlying index, which can be found on the counterparties website as referenced in the Schedule of Investments.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The notional value of derivative instruments outstanding as of December 31, 2024, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of December 31, 2024:

Dynamic Commodity

						Gross Amounts Not Offset in the
						Statements of Assets & Liabilities
						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
	Counterparty	Recognized Assets		Offset	Net Amounts of Assets	Pledged	Recieved (2)	Net Amount
Description of Asset:
Futures Contracts	Goldman Sachs	$228,780		$(81,561)	$147,219	—	$—	$147,219
Total		$228,780		$(81,561)	$147,219	—	$—	$147,219

						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
	Counterparty	Recognized Liabilities		Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Description of Liability:
Futures Contracts	Goldman Sachs	$(81,561)		$81,561	$—	—	$—	$—
Total		$(81,561)		$81,561	$—	—	$—	$—

Systematic Alpha
						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Recognized Liabilities		Offset	Net Amounts of Assets	Pledged	Recieved (2)	Net Amount
Total Return Swap	BNP Paribas	$(9,021,255	) (1)	$—	$(9,021,255)	$—	$—	$(9,021,255)
Total Return Swap	CIBC	$706,736	(1)	$—	$706,736	$—	$—	$706,736
Total Return Swap	JP Morgan	$566,549	(1)	$—	$566,549	$—	$—	$566,549
Total		$(7,747,970)		$—	$(7,747,970)	$—	$—	$(7,747,970)

Welton Advantage Multi-Strategy
						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Asset:	Counterparty	Recognized Assets		Offset	Net Amounts of Assets	Pledged	Received	Net Amount
Futures Contracts	J.P. Morgan	$1,941,762		$(931,216)	$1,010,546	$—	$—	$1,010,546
Total		$1,941,762		$(931,216)	$1,010,546	$—	$—	$1,010,546

						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Recognized Liabilities		Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Futures Contracts	J.P. Morgan	$(931,216)		$931,216	$—	$—	$—	$—
Total		$(931,216)		$931,216	$—	$—	$—	$—

Enhanced Multi-Asset
						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Asset:	Counterparty	Recognized Assets		Offset	Net Amounts of Assets	Pledged	Received	Net Amount
Futures Contracts	J.P. Morgan	$606,478		$(793,071)	$(186,593)	$—	$—	$(186,593)
Forward Contracts	Deutsche Bank	671,066		(81,706)	589,360	—	—	589,360
Total		$1,277,544		$(874,777)	$402,767	$—	$—	$402,767

						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Recognized Liabilities		Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Futures Contracts	J.P. Morgan	$(793,071)		$793,071	$—	$—	$—	$—
Forward Contracts	Deutsche Bank	(126,813)		126,813	—	—	—	—

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Hedged Equity
					Financial	Cash
		Gross Amounts of	Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Recognized Liabilities	Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Futures Contracts	Wedbush	$(63,515)	$—	$(63,515)	$—	$63,515	$—
Total		$(63,515)	$—	$(63,515)	$—	$63,515	—

Millburn Hedge Strategy
					Financial	Cash
		Gross Amounts of	Derivatives available for		Instruments	Collateral
Description of Asset:	Counterparty	Recognized Assets	Offset	Net Amounts of Assets	Pledged	Received	Net Amount
Futures Contracts	Bank of America Merrill Lynch	$24,125,610	$(11,909,389)	$12,216,221	$—	$—	$12,216,221
Futures Contracts	Deutsche Bank	4,502,106	(8,966,839)	(4,464,733)	—	—	(4,464,733)
Futures Contracts	Goldman Sachs	52,172,670	(14,199,868)	37,972,802	—	—	37,972,802
Forward Contracts	Bank of America Merrill Lynch	96,616,284	(74,430,847)	22,185,437	—	—	22,185,437
Forward Contracts	Deutsche Bank	106,626,977	(63,100,928)	43,526,049	—	—	43,526,049
Total		$284,043,647	$(172,607,871)	$111,435,776	$—	$—	$111,435,776

					Financial	Cash
		Gross Amounts of	Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Recognized Liabilities	Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Futures Contracts	Bank of America Merrill Lynch	$(11,909,389)	$11,909,389	$—	$—	$—	$—
Futures Contracts	Deutsche Bank	(8,966,839)	8,966,839	—	—	—	—
Futures Contracts	Goldman Sachs	(14,199,868)	14,199,868	—	—	—	—
Forward Contracts	Bank of America Merrill Lynch	(74,430,847)	74,430,847	—	—	—	—
Forward Contracts	Deutsche Bank	(63,100,928)	63,100,928	—	—	—	—
Total		$(172,607,871)	$172,607,871	$—	$—	$—	$—

(1)	Value as presented in the Schedule of Investments.

(2)	Excess collateral is not shown on this table.

d) Deposits with Broker for futures and options

Fund	Broker	Deposit with Broker
Dynamic Commodity	Goldman Sachs	$635,586
Warrington	ADM	10,229,029
	StoneX	6,052,166
	Rosenthal Collins Group	880
Welton Advantage Multi-Strategy	J.P. Morgan	5,597,442
Enhanced Multi-Asset	J.P. Morgan	4,160,547
Hedged Equity	Wedbush	1,202,210
Millburn Hedge Strategy	Bank of America Merrill Lynch	32,473,326
	Deutsche Bank	25,760,364
	Goldman Sachs	24,737,451
Buffered Shield	Interactive Brokers	426,763

e) Investment Companies – Hedged Equity, Enhanced Multi-Asset, Millburn Hedge Strategy and Buffered Shield concentrate their investments in exchange traded funds (“ETFs”) and, therefore, are more susceptible to ETF risk. Some Funds may invest in other investment companies, including closed-end funds and ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Advisor and/or sub-advisor expect the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

f) Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2024, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2024, the Funds did not incur any interest or penalties. As required, the Funds’ officers have analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years or periods ended 2022-2024 for the Funds) or expected to be taken in 2025 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

g) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

h) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

i) Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

j) Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Dynamic Commodity	Annually	Annually
Warrington	Annually	Annually
Systematic Alpha	Monthly	Annually
Welton Advantage Multi-Strategy	Annually	Annually
Enhanced Multi-Asset	Annually	Annually
Hedged Equity	Annually	Annually
Millburn Hedge Strategy	Annually	Annually
Buffered Shield	Annually	Annually

k) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

l) Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

m) Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge) may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class C-1 shares for certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2024, there were no CDSC fees paid by the shareholders of the Funds.

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

n) Forward Exchange Contracts – Millburn Hedge Strategy and Enhanced Multi-Asset have entered into a foreign exchange contract agreement with Bank of America Merrill Lynch and Deutsche Bank as a part of their investment strategy. When executing forward contracts, each Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, each Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. Each Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, each Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. Each Fund realizes a gain if the value of the contract increases between those dates. Each Fund is exposed to foreign currency risk as a result of changes in value of the underlying financial instruments. Each Fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, forward exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in exchange rates.

o) Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

p) Distributions from REITS – Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2) INVESTMENT TRANSACTIONS

For the six months ended December 31, 2024, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales Proceeds
	(excluding U.S.	(excluding U.S.	Purchases of	Sales Proceeds of
	Government	Government	U.S. Government	U.S. Government
Fund	Securities)	Securities)	Securities	Securities
Dynamic Commodity	$1,794,683	$2,901,292	$2,008,527	$1,532,000
Warrington	—	—	—	—
Systematic Alpha	52,206,818	245,384,335	—	—
Welton Advantage Multi-Strategy	430,515,409	404,875,840	—	—
Enhanced Multi-Asset	1,439,323	1,246,053	—	—
Hedged Equity	2,126,997	3,183,032	—	—
Millburn Hedge Strategy	527,104,968	439,411,160	2,097,741,774	1,924,796,563
Buffered Shield	—	2,329,995	—	—

(3) INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Advisor acts as investment advisor for the Funds pursuant to the terms of an investment advisory agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor directs the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Except for Systematic Alpha, each Fund’s investment sub-advisor is responsible for the day-to-day operations of its portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

based upon daily average net assets of the Funds. The sub-advisors are paid by the Advisor, except in the case of Dynamic Commodity and Millburn Hedge Strategy, whose sub-advisors are paid by the respective Fund on behalf of the Advisor.

The Advisor and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “Expense Limitation”) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory and litigation expenses) do not exceed the limitation shown in the table below, and is based on the Funds’ average daily net assets.

For the six months ended December 31, 2024, the Advisor waived advisory fees. The Advisor may recapture a portion of the waived amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver or at the time of the reimbursement, no later than the dates as stated below:

							Investment
	Investment						Advisory Waived/
	Advisory	Expense Limitation					Expenses
Fund	Fee	Cl A	Cl C	CL I	C-1	Expires	Reimbursed
Dynamic Commodity	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2025	$110,858
Warrington	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2025	57,360
Systematic Alpha	1.50%	2.02%	2.77%	1.77%	N/A	10/31/2025	—
Welton Advantage Multi-Strategy	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2025	47,579
Enhanced Multi-Asset	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2025	49,121
Hedged Equity	1.25%	1.74%	2.49%	1.49%	N/A	10/31/2025	65,371
Millburn Hedge Strategy	1.75%	N/A	N/A	N/A	N/A	N/A	—
Buffered Shield	1.25%	1.48%	2.23%	1.23%	N/A	10/31/2025	89,248

	Recapture Expires
	June 30,
Fund	2025	2026	2027
Dynamic Commodity	$174,001	$151,605	$199,383
Warrington	44,482	68,573	97,182
Systematic Alpha	12,593	122,949	N/A
Welton Advantage Multi-Strategy	—	—	—
Enhanced Multi-Asset	N/A	N/A	90,533
Nasdaq-100	123,326	134,268	118,441
Millburn Hedge Strategy	N/A	N/A	N/A
Buffered Shield	304,113	241,278	183,992

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a special meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C and C-1 shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C and C-1 shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C and C-1 shares. Catalyst Mutual Funds Distributors, LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Catalyst Mutual Funds Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

For the six months ended December 31, 2024, the 12b-1 expenses incurred by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C	Class C-1
Dynamic Commodity	$1,549	$2,164	N/A
Warrington	17,574	48,917	N/A
Systematic Alpha	69,786	70,471	N/A
Welton Advantage Multi-Strategy	40	—	N/A
Enhanced Multi-Asset	1,334	41	N/A
Hedged Equity	633	7,665	N/A
Millburn Hedge Strategy	694,127	1,920,323	203,990
Buffered Shield	6,538	16,798	N/A

Pursuant to the Management Services Agreement between the Trust and MFund, an affiliate of the Advisor, MFund provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the fund family level (i.e., all the funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the period are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund an affiliate of the Advisor, provides chief compliance officer services to the Funds. For these services, the funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its du es under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the period are shown in the Statements of Operations under “Compliance officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Commodity	$8,128,817	$562,483	$(918,914)	$(356,431)
Warrington	74,619,124	121,500	(14,625)	106,875
Systematic Alpha	424,727,831	656,737,084	(662,297,778)	(5,560,694)
Welton Advantage Multi-Strategy	30,984,280	2,126,918	(1,609,059)	517,859
Enhanced Multi-Asset	14,320,816	1,553,271	(1,326,204)	227,067
Hedged Equity	13,715,266	4,496,887	(735,722)	3,761,165
Millburn Hedge Strategy	6,752,327,566	1,311,356,410	(188,773,204)	1,122,583,206
Buffered Shield	19,217,192	1,266,467	(868,685)	397,782

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2024 and June 30, 2023 was as follows:

For year ended	Ordinary	Long-Term
6/30/2024	Income	Capital Gains	Total
Dynamic Commodity	$—	$—	$—
Warrington	985,279	—	985,279
Systematic Alpha	7,811,682	—	7,811,682
Enhanced Multi-Asset	—	—	—
Hedged Equity	—	—	—
Millburn Hedge Strategy	133,577,938	—	133,577,938
Buffered Shield	861,294	—	861,294

For year ended	Ordinary	Long-Term
6/30/2023	Income	Capital Gains	Total
Dynamic Commodity	$3,376,091	$—	$3,376,091
Warrington	1,435,202	—	1,435,202
Systematic Alpha	454,608	—	454,608
Enhanced Multi-Asset	—	—	—
Hedged Equity	236,207	81,764	317,971
Millburn Hedge Strategy	293,293,273	103,281,168	396,574,441
Buffered Shield	349,377	—	349,377

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Dynamic Commodity	$453,555	$—	$(27,632)	$(995,474)	$—	$(324,782)	$(894,333)
Warrington	1,684,218	—	(923,683)	(996,427,098)	—	(23,958)	(995,690,521)
Systematic Alpha	47,575,026	—	(9,107)	(230,513)	—	(958,283)	46,377,123
Enhanced Multi-Asset	1,837,300	887,168	—	—	—	(191,402)	2,533,066
Hedged Equity	—	—	(883,159)	(673,407)	—	3,625,456	2,068,890
Millburn Hedge Strategy	202,165,041	—	—	—	—	873,902,454	1,076,067,495
Buffered Shield	183,459	—	—	(9,733,626)	(1,879,644)	261,867	(11,167,944)

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, swaps, non-equity options, future contracts and forward foreign currency contracts, deemed dividend distributions, and tax adjustments for C-Corporations and partnerships. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Dynamic Commodity	$—
Warrington	—
Systematic Alpha	—
Enhanced Multi-Asset	—
Hedged Equity	48,761
Millburn Hedge Strategy	—
Buffered Shield	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Dynamic Commodity	$27,632
Warrington	923,683
Systematic Alpha	9,107
Enhanced Multi-Asset	—
Hedged Equity	834,398
Millburn Hedge Strategy	—
Buffered Shield	—

At June 30, 2024, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as well as capital loss carryforwards utilized as follows:

	Short-Term	Long-Term
	Non-Expiring	Non-Expiring	Total	CLCF Utilized
Dynamic Commodity	$153,500	$841,974	$995,474	$—
Warrington	396,316,004	600,111,094	996,427,098	2,018,510
Systematic Alpha	230,513	—	230,513	—
Enhanced Multi-Asset	—	—	—	—
Hedged Equity	636,118	37,289	673,407	—
Millburn Hedge Strategy	—	—	—	—
Buffered Shield	5,816,576	3,917,050	9,733,626	1,395,738

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

During the fiscal period ended June 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, non-deductible expenses, accumulated losses from the Funds’ wholly owned subsidiaries, and equalization credits resulted in reclassifications for the Funds for the fiscal year ended June 30, 2024 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Dynamic Commodity	$—	$—
Warrington	—	—
Systematic Alpha	2,341,953	(2,341,953)
Enhanced Multi-Asset	(6,442)	6,442
Hedged Equity	(96,412)	96,412
Millburn Hedge Strategy	—	—
Buffered Shield	—	—

(6)	LINE OF CREDIT

Currently, the Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line has an interest rate of the Prime Rate with a maturity of January 22, 2025. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2024, Dynamic Commodity, Warrington, Enhanced Multi-Asset, Hedged Equity and Millburn Hedge Strategy did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Number of Days	Interest	Average	Borrowings
	Outstanding	Outstanding	Expense (1)	Interest Rate	12/31/2024
Dynamic Commodity	$—	$—	—	$—	$—
Warrington	—	—	—	—	—
Systematic Alpha	—	—	—	—	—
Welton Advantage Multi-Strategy	—	—	—	—	—
Enhanced Multi-Asset	—	—	—	—	—
Hedged Equity	—	—	—	—	—
Millburn Hedge Strategy	—	—	—	—	—
Buffered Shield	99,647	17	391	8.32%	—

(1)	Includes only Interest Expense for the year or period ended December 31, 2024 and may not tie back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of Buffered Shield will be directly affected by the performance of the iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF. The performance of Warrington will be directly affected by the performance of the First American Treasury Obligations Fund, Class X. The performance of Enhanced Multi-Asset will be directly affected by the performance of iShares Core U.S. Aggregate Bond ETF and the First American Treasury Obligations Fund, Class X. The financial statements of the iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF, Vanguard Short-Term Corporate Bond ETF, iShares Core U.S. Aggregate Bond ETF and First American Treasury Obligations Fund, Class X, including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

financial statements. As of December 31, 2024, the percentage of Buffered Shield’s net assets invested in iShares 1-5 Year Investment Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF were 27.5%, 29.4% and 31.6%, respectively. The percentage of Warrington’s net assets invested in First American Treasury Obligations Fund, Class X were 82.0%. The percentage of Enhanced Multi-Asset’s net assets invested in iShares Core U.S. Aggregate Bond ETF and the First American Treasury Obligations Fund, Class X were 40.6% and 30.9%, respectively.

(8)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating Fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Fund’s collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The below table shows the collateral held by each Fund at the six months ended December 31, 2024.

Fund	Market Value of Loaned Securities	Market Value of Collateral	Percentage of Total Investment Income
Hedged Equity*	$1,151,495	$1,199,141	3.64%

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments (1)	Cash Collateral Pledged	Net Amount
Hedged Equity
Assets
Securities Loaned	US Bank	$1,151,495	$—	$1,151,495	$(1,151,495)	$—	$—

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

(9)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Dynamic		Systematic	Welton Advantage	Enhanced	Hedged	Buffered
Owner (1)	Commodity	Warrington	Alpha	Multi-Asset Strategy	Multi-Asset	Equity	Shield
Charles Schwab	—	—	26%	—	—	59%	26%
National Financial Services LLC	—	44%	—	—	—	—	—
Aspect Capital Limited	—	—	—	—	83%	—	—
Knights of Columbus	—	—	—	92%	—	—	—
LPL Financial	55%	—	36%	—	—	—	—

(1)	These owners are comprised of multiple investors and accounts.

(11)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Effective January 27, 2025 the Dynamic Commodity Fund will not accept any new investments. The Board has determined to close the Dynamic Commodity Fund and redeem all outstanding shares on March 24, 2025. The Funds’ officers have determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited)
December 31, 2024

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

This information is included in Item 7, as part of the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Consideration and Approval of the Advisory Agreement between Catalyst Capital Advisors, LLC and Mutual Fund Series Trust with respect to Catalyst/Welton Advantage Multi-Strategy Fund

In connection with a meeting held on February 14 and 27, 2024, , the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the advisory agreement (the “Catalyst Agreement”) between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”) with respect to Catalyst/Welton Advantage Multi-Strategy Fund (“Welton AMS”).

The Board examined Catalyst’s responses to a series of questions regarding, among other things, its advisory services to be provided to Welton AMS, comparative fee and expense information, and potential profitability from advising Welton AMS. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Catalyst Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approval of the Catalyst Agreement.

Nature, Extent and Quality of Services: The Board acknowledged it had a significant amount of experience with Catalyst as advisor to several other series of the Trust. The Board recognized its strong working relationship with Catalyst and its personnel. It noted that Catalyst would monitor the sub-advisor, provide derivative risk management services, review the portfolio, and work with the Trust’s chief compliance officer to monitor compliance. The Board discussed Catalyst’s risk management team and the effectiveness of the compliance program. After further discussion, the Board determined that Catalyst had the ability to provide high quality services to Welton AMS and its shareholders.

Performance. The Board commented that the sub-advisor would be primarily responsible for the day-to-day operations of Welton AMS. The Board added that Catalyst had successfully overseen a number of sub-advisors before and had the ability to understand and operate the investment strategy if needed. The Board observed the performance of a similar strategy managed by Catalyst and noted the fund underperformed the S&P 500 Total Return Index for all time periods, but had performed well relative to its other benchmarks, peer group and Morningstar category over the 3-year, 5-year and 10-year periods. The Board recognized that Catalyst explained that the fund was not intended to track the S&P 500 Total Return Index during high performing market periods because the fund was not fully invested in equity securities. The Board concluded Catalyst could be expected to provide value to Welton AMS and its shareholders.

Fees and Expenses: The Board observed that the 1.75% investment advisory fee for Welton AMS was above the median and average fees for the peer group and Morningstar category but with the range of advisory fees for both. The Board noted that, when the fee waiver was considered, the 1.48% advisory fee would be roughly in-line with the peer group median. The Board noted that the estimated expense ratio was above the median and average ratio

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2024

for the peer group and Morningstar category but was well below the highs for each. The Board concluded that the proposed advisory fee for Welton AMS was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Catalyst. The Board noted Catalyst anticipated a loss in year 1 of operating Welton AMS and a minimal profit in year 2. The Board agreed that the projected profits were modest and not excessive.

Economies of Scale. The Board considered whether there would be economies of scale with respect to advising Welton AMS and discussed potential breakpoints. The Board acknowledged the comments from Catalyst that it would likely start to benefit from economies of scale when Welton AMS reached approximately $200 million in AUM. The Board noted Welton AMS was not expected to reach the size that it would benefit from economies of scale during the initial period of the advisory agreement and agreed that the matter of economies of scale would be revisited at the time of the advisory agreement’s renewal if Welton AMS’ size increased.

Conclusion. Having requested and received such information from Catalyst as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure for Welton AMS was reasonable, and that approval of the advisory agreement was in the best interests of Welton AMS and its future shareholders.

Consideration and Approval of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Welton Investment Partners LLC with respect to Catalyst/Welton Advantage Multi-Strategy Fund

In connection with a meeting held on February 14 and 27, 2024, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Welton Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Welton Investment Partners LLC (“Welton”) with respect to Catalyst/Welton Advantage Multi-Strategy Fund (“Welton AMS”).

The Board examined Welton’s responses to a series of questions regarding, among other things, the sub-advisory services to be provided to Welton AMS, comparative fee and expense information, and potential profitability from sub-advising Welton AMS. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Welton Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approval of the Welton Agreement.

Nature, Extent and Quality of Services: The Board reviewed the experience and credentials of Welton’s key personnel and discussed the investment sub-advisory services to be provided to Welton AMS. The Board noted Welton’s personnel had strong academic qualifications and investment experience. The Board observed that Welton would provide in-depth analysis along with a systematic and quantitative investment approach. The Board recognized that Welton had robust cyber security procedures in place and a strong compliance program. The Board noted that several compliance procedures had been automated to ensure compliance with trading policies and fund investment restrictions. The Board observed that Welton reported no material compliance, litigation, or regulatory issues within the past 36 months. The Board agreed that Welton had the experience and resources necessary to provide quality service to Welton AMS.

Performance: The Board reviewed the performance information provided by Welton for a private fund with the same investment strategy as Welton AMS (the “Predecessor Fund”). The Board observed that the Predecessor Fund underperformed the S&P 500 Total Return benchmark index for the 1-year period but outperformed the benchmark for both the 3-year and since inception periods. The Board noted Welton explained that the underperformance was due to the Predecessor Fund’s lower exposure to technology and energy stocks compared to the benchmark index. The Board concluded that the performance was acceptable.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2024

Fees and Expenses: The Board noted that Welton would receive 50% of the net advisory fees earned by the advisor, with a maximum annual fee of 0.85% of Welton AMS’s average net assets, except that the advisor will pay 100% of the net advisory fees earned on assets of the Fund acquired in the reorganization of the Predecessor Fund. The Board noted this was in comparison to the 1.50% advisory fee Welton charged for hedge fund along with a 15% incentive fee. The Board determined that the sub-advisory fee to be charged with respect to Welton AMS, the sub-advisory fee in relation to the total investment advisory fee, and the allocation of fees between Catalyst and Welton were not unreasonable.

Profitability: The Board reviewed the profitability analysis provided by Welton, noting that Welton expected to earn a small profit in year 1 and a reasonable profit in year 2 based on projected $60 million in AUM in year 1 and $120 million in AUM in year 2. The Board agreed that excessive profitability was not an issue for Welton at this time.

Economies of Scale: The Board considered whether Welton would realize economies of scale with respect to the sub-advisory services provided to Welton AMS during the initial term of the sub-advisory agreement and concluded this was unlikely. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from Welton as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Board concluded that approval of the sub-advisory agreement was in the best interests of Welton AMS and its future shareholders.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By	/s/ Michael Schoonover

Michael Schoonover

Principal Executive Officer/President

Date: 3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover

Michael Schoonover
Principal Executive Officer/President
Date: 3/10/2025

By	/s/ Erik Naviloff

Erik Naviloff
Principal Financial Officer/Treasurer
Date: 3/10/2025